Document and Entity Information	9 Months Ended
Oct. 27, 2012
Document and Entity Information
Entity Registrant Name	MICHAELS STORES INC
Entity Central Index Key	0000740670
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Oct 27, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current assets:
Cash and equivalents	$ 161	$ 371	$ 111	$ 319	$ 217	$ 33
Merchandise inventories	1,076	840	1,019	826
Prepaid expenses and other	91	80	80	73
Deferred income taxes	42	42	52	52
Income tax receivable	17	1	12	1
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, at cost	1,478	1,391	1,402	1,329
Less accumulated depreciation and amortization	(1,134)	(1,079)	(1,086)	(1,028)
Property and equipment, net	344	312	316	301
Goodwill	95	95	95	95
Debt issuance costs, net of accumulated amortization of $74 at January 28, 2012 and $60 at January 29, 2011	53	59	58	72
Deferred income taxes	18	18	32	32
Other assets	4	4	5	9
Total non-current assets	170	176	190	208
Total assets	1,901	1,822	1,780	1,780	1,722
Current liabilities:
Accounts payable	374	301	348	273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Deferred income taxes	1	1
Income taxes payable	8	19	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Deferred income taxes	11	11	4	4
Other long-term liabilities	86	85	79	78
Total long-term liabilities	3,285	3,459	3,459	3,749
Total liabilities	4,272	4,296	4,352	4,434
Commitments and contingencies
Stockholders' deficit:
Common Stock, $0.10 par value, 220,000,000 shares authorized; 118,265,885 shares issued and outstanding at January 28, 2012; 118,419,850 shares issued and outstanding at January 29, 2011	12	12	12	12
Additional paid-in capital	49	48	46	43
Accumulated deficit	(2,438)	(2,540)	(2,637)	(2,716)
Accumulated other comprehensive income	6	6	7	7	6	5
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	$ 1,901	$ 1,822	$ 1,780	$ 1,780

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
CONSOLIDATED BALANCE SHEETS
Debt issuance costs, accumulated amortization (in dollars)	$ 77	$ 74	$ 71	$ 60
Common Stock, par value (in dollars per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Common Stock, shares authorized	220,000,000	220,000,000	220,000,000	220,000,000
Common Stock, shares issued	118,414,727	118,265,885	118,284,809	118,419,850
Common Stock, shares outstanding	118,414,727	118,265,885	118,284,809	118,419,850

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	$ 36	$ 32	$ 102	$ 79	$ 176	$ 103	$ 103

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 29, 2011
Operating activities:
Net income	$ 103
Adjustments:
Depreciation and amortization	103
Share-based compensation	8
Debt issuance costs amortization	20
Accretion of long-term debt	50
Change in fair value of interest rate cap	12
Loss on early extinguishment of debt	53
Changes in assets and liabilities:
Merchandise inventories	47
Prepaid expenses and other	(1)
Deferred income taxes	(28)
Accounts payable	36
Accrued interest	(4)
Accrued liabilities and other	31
Income taxes payable	16
Other long-term liabilities	(8)
Net cash provided by operating activities	438
Investing activities:
Business acquisition	(2)
Additions to property and equipment	(81)
Net cash used in investing activities	(83)
Financing activities:
Issuance of senior notes due 2018	794
Repayments on senior notes due 2014	(791)
Repayments on senior secured term loan facility	(228)
Borrowings on asset-based revolving credit facility	48
Payments on asset-based revolving credit facility	(48)
Payment of debt issuance costs	(34)
Change in cash overdraft	6
Net cash used in financing activities	(253)
Net increase in cash and equivalents	102
Cash and equivalents at beginning of period	217
Cash and equivalents at end of period	319
Supplemental Cash Flow Information:
Cash paid for interest	208
Cash paid for income taxes	64
Non-cash investing activity:
Contingent consideration liability	$ 4

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Jan. 31, 2009 (Scenario, Previously Reported)	$ (2,887)	$ 12	$ 27	$ (2,931)	$ 5
Balance (Restatement Adjustment - see Note 2)	9			9
Balance at Jan. 31, 2009	(2,878)	12	27	(2,922)	5
Balance (in shares) at Jan. 31, 2009 (Scenario, Previously Reported)		118,376,402
Balance (in shares) at Jan. 31, 2009		118,376,402
Comprehensive income:
Net income	103			103		103
Net income at Feb. 01, 2009 (Scenario, Previously Reported)	107
Foreign currency translation and other	1				1	1
Total comprehensive income	104					104
Share-based compensation	8		8
Issuance of stock (in shares)		10,827
Balance at Jan. 30, 2010	(2,766)	12	35	(2,819)	6
Balance (in shares) at Jan. 30, 2010		118,387,229
Comprehensive income:
Net income	103			103		103
Net income at Jan. 31, 2010 (Scenario, Previously Reported)	98
Foreign currency translation and other	1				1	1
Total comprehensive income	104					104
Exercise of stock options (in shares)		37,848
Share-based compensation	8		8
Repurchase of stock (in shares)		(7,569)
Issuance of stock (in shares)		2,342
Balance at Jan. 29, 2011 (Scenario, Previously Reported)	(2,664)
Balance at Jan. 29, 2011	(2,654)	12	43	(2,716)	7
Balance (in shares) at Jan. 29, 2011	118,419,850	118,419,850
Comprehensive income:
Net income	176			176		176
Foreign currency translation and other	(1)				(1)	(1)
Total comprehensive income	175					175
Exercise of stock options	2		2
Exercise of stock options (in shares)		137,080
Share-based compensation	9		9
Repurchase of stock	(6)		(6)
Repurchase of stock (in shares)		(426,027)
Issuance of stock (in shares)		134,982
Balance at Jan. 28, 2012	$ (2,474)	$ 12	$ 48	$ (2,540)	$ 6
Balance (in shares) at Jan. 28, 2012	118,265,885	118,265,885

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Michaels Stores, Inc. and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. All expressions of the “Company”, “us,” “we,” “our,” and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended January 28, 2012.

The balance sheet at January 28, 2012 has been derived from the audited financial statements at that date, but does not include all of the information and notes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals and other items) considered necessary for a fair presentation have been included.

Because of the seasonal nature of our business, the results of operations for the quarter and nine months ended October 27, 2012 are not indicative of the results to be expected for the entire year.

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. All references herein to “fiscal 2012” relate to the 53 weeks ending February 2, 2013, and all references to “fiscal 2011” relate to the 52 weeks ended January 28, 2012. In addition, all references herein to “the third quarter of fiscal 2012” relate to the 13 weeks ended October 27, 2012, and all references to “the third quarter of fiscal 2011” relate to the 13 weeks ended October 29, 2011. Finally, all references to “the nine months ended October 27, 2012” relate to the 39 weeks ended October 27, 2012, and “the nine months ended October 29, 2011” relate to the 39 weeks ended October 29, 2011.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs,” an amendment to ASC topic 820, “Fair Value Measurements.” ASU 2011-04 conforms certain sections of Accounting Standards Codification (“ASC”) 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We adopted all requirements of ASU 2011-04 on January 29, 2012, with no material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” an amendment to ASC topic 220, “Comprehensive Income.” ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We adopted all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

Note 1. Summary of Significant Accounting Policies

Description of Business

Michaels Stores, Inc. owns and operates a chain of specialty retail stores in 49 states and Canada featuring arts, crafts, framing, floral, home décor, and seasonal merchandise for the hobbyist and do-it-yourself home decorator. Our wholly-owned subsidiary, Aaron Brothers, Inc., operates a chain of framing and art supply stores located in nine states. All expressions of the “Company”, “us”, “we”, “our”, and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

Fiscal Year

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. References to fiscal year mean the year in which that fiscal year began. Fiscal 2011 ended on January 28, 2012, fiscal 2010 ended on January 29, 2011, and fiscal 2009 ended on January 30, 2010. Each of these three fiscal years contained 52 weeks.

Consolidation

Our Consolidated Financial Statements include the accounts of Michaels Stores, Inc. and all wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency Translation

The functional currency of our Canadian operations is the Canadian dollar. Translation adjustments result from translating our Canadian subsidiary’s financial statements into U.S. dollars. Balance sheet accounts are translated at exchange rates in effect at the balance sheet date. Income statement accounts are translated at average exchange rates during the year. Resulting translation adjustments are recorded as a component of Accumulated other comprehensive income in our Consolidated Statements of Stockholders’ Deficit. Transaction gains and losses are recorded as a part of Other (income) and expense, net in our Consolidated Statements of Operations. The cumulative translation adjustment in fiscal 2011 was $6 million, net of deferred taxes of $5 million, while in fiscal 2010, the cumulative translation adjustment was $7 million, net of deferred taxes of $5 million. In fiscal 2011, we recorded transaction losses of $4 million related to foreign currency exchange rates. In fiscal 2010 and fiscal 2009, we recorded transaction gains of $2 million and $5 million, respectively, related to foreign currency exchange rates.

Cash and Equivalents

Cash and equivalents are comprised of cash, money market mutual funds, and short-term interest bearing securities with original maturities of three months or less and $22 million and $20 million of credit card clearing accounts as of January 28, 2012, and January 29, 2011, respectively. Cash equivalents are carried at cost, which approximates fair value. We record interest income earned from our cash and equivalents as a component of other (income) and expense, net, in our financial statements. In fiscal 2011, fiscal 2010 and fiscal 2009, we had a nominal amount of interest income.

Merchandise Inventories

Merchandise inventories are valued at the lower of cost or market, with cost determined using a weighted average method. Cost is calculated based upon the purchase price of an item at the time it is received by us, and also includes the cost of warehousing, handling, purchasing, and importing, as well as inbound and outbound transportation, partially offset by vendor allowances. This net inventory cost is recognized through Cost of sales when the inventory is sold. It is impractical for us to assign specific allocated overhead costs and vendor allowances to individual units of inventory. As such, to match net inventory costs against the related revenues, we estimate the net inventory costs to be deferred and recognized each period as the inventory is sold.

Vendor allowances, which primarily represent volume rebates and cooperative advertising funds, are recorded as a reduction to the cost of the merchandise inventories and a subsequent reduction in Cost of sales when the inventory is sold. We generally earn vendor allowances as a percentage of certain merchandise purchases with no minimum purchase requirements. Typically, our vendor allowance programs extend for a period of 12 months. We recognized vendor allowances of $115 million, or 2.7% of Net sales, in fiscal 2011, $112 million, or 2.8% of Net sales, in fiscal 2010, and $133 million, or 3.4% of Net sales, in fiscal 2009. During the three fiscal years ended January 28, 2012, the number of vendors from which vendor allowances were received ranged from approximately 650 to 740.

We utilize perpetual inventory records to value inventory in our stores. Physical inventory counts are performed in a significant number of stores during each fiscal quarter by a third party inventory counting service, with substantially all stores open longer than one year subject to at least one count each fiscal year. We adjust our perpetual records based on the results of the physical counts. We maintain a provision for estimated shrinkage based on the actual historical results of our physical inventories. We compare our estimates to the actual results of the physical inventory counts as they are taken and adjust the shrink estimates accordingly. We also evaluate our merchandise to ensure that the expected net realizable value of the merchandise held at the end of a fiscal period exceeds cost. In the event that the expected net realizable value is less than cost, we reduce the value of that inventory accordingly.

We routinely identify merchandise that requires some price reduction to accelerate sales of the product. The need for this reduction is generally attributable to clearance of seasonal merchandise or product that is being displaced from its assigned location in the store to make room for new merchandise. Additional SKUs that are candidates for repricing are identified using our perpetual inventory data. In each case, the appropriate repricing is determined at our corporate office. Price changes are transmitted electronically to the store and instructions are provided to our stores regarding product placement, signage, and display to ensure the product is effectively cleared.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets. Amortization of property under capital leases is on a straight-line basis over the lease term and is included in depreciation expense. We expense repairs and maintenance costs as incurred. We capitalize and depreciate significant renewals or betterments that substantially extend the life of the asset. Useful lives are generally estimated as follows (in years):

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5

*                                         We amortize leasehold improvements over the lesser of 10 years or the remaining lease term of the underlying facility.

Capitalized Software Costs

We capitalize certain costs related to the acquisition and development of internal use software that is expected to benefit future periods. These costs are being amortized on a straight-line basis over the estimated useful life, which is generally five years. As of January 28, 2012 and January 29, 2011, we had unamortized capitalized software costs of $74 million and $46 million, respectively. These amounts are included in Property and equipment, net on the Consolidated Balance Sheets. Amortization of capitalized software costs totaled approximately $30 million, $14 million and $22 million in fiscal year 2011, 2010 and 2009, respectively.

Goodwill

Under the provisions of Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, we review goodwill for impairment each year in the fourth quarter, or more frequently if required. In conducting our impairment review, we elect to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent valuations.

If, after assessing the totality of events or circumstances such as those described above, we determine that it is more likely than not that the fair value of our reporting unit is greater than its carrying amount, no further action is required. If we determine that it is more likely than not that the fair value of our reporting unit is less than its carrying amount, we will compare each reporting unit’s carrying value to its estimated fair value, determined through estimated discounted future cash flows and market-based methodologies. If the carrying value exceeds the estimated fair value, we determine the fair value of all assets and liabilities of the reporting unit, including the implied fair value of goodwill. If the carrying value of goodwill exceeds the implied fair value, we recognize an impairment charge equal to the difference. There are assumptions and estimates underlying the determination of fair value and any resulting impairment loss. Significant changes in these assumptions, or another estimate using different, but still reasonable, assumptions could produce different results. We have performed the required impairment tests of goodwill, and the tests have not resulted in an impairment charge in fiscal 2011, fiscal 2010 or fiscal 2009.

Impairment of Long-Lived Assets

We evaluate long-lived assets, other than goodwill and assets with indefinite lives, for indicators of impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Our evaluation compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment loss has occurred, the loss would be recognized during that period based on the estimated fair value of the assets. Our impairment analysis contains management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. If actual results differ from these estimates, we may be exposed to additional impairment losses that may be material.

Reserve for Closed Facilities

We maintain a reserve for future rental obligations, carrying costs, and other closing costs related to closed facilities, primarily closed and relocated stores. In accordance with ASC 420, Exit or Disposal Cost Obligations, we recognize exit costs for any store closures at the time the store is closed. Such costs are recorded within the Cost of sales and occupancy expense line item on our Consolidated Statements of Operations.

The cost of closing a store or facility is recorded at the estimated fair value of expected cash flows which we calculate as the lesser of the present value of future rental obligations remaining under the lease (less estimated sublease rental income) or the lease termination fee. The determination of the reserves is dependent on our ability to make reasonable estimates of costs to be incurred post-closure and of rental income to be received from subleases. In planning our store closures, we generally try to time our exits as close to the lease termination date as possible to minimize any remaining lease obligation.

The following is a detail of account activity related to closed facilities:

	Fiscal Year
	2011	2010	2009
	(In millions)
Balance at beginning of fiscal year	$5	$7	$7
Additions charged to costs and expenses	7	—	4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	$9	$5	$7

Insurance Liabilities

We have insurance coverage for losses in excess of self-insurance limits for medical liability, general liability and workers’ compensation claims. Health care reserves are based on actual claims experience and an estimate of claims incurred but not reported. Reserves for general liability and workers’ compensation are determined through the use of actuarial studies. Due to the significant judgments and estimates utilized for determining these reserves, they are subject to a high degree of variability. In the event our insurance carriers are unable to pay claims submitted to them, we would record a liability for such estimated payments we expect to incur.

Revenue Recognition

Revenue from sales of our merchandise is recognized when the customer takes possession of the merchandise. Revenue is presented net of point-of-sale coupons, discounts, and sales taxes collected. Sales related to custom framing are recognized when the order is picked up by the customer. We deferred 13 days of custom framing revenue at the end of fiscal 2011, 2010 and 2009. Our deferral is an estimate based on the number of days for manufacturing, in-store assembly, and customer pick-up. As of January 28, 2012 and January 29, 2011, our deferred framing revenue was approximately $10 million.

We allow for merchandise to be returned under most circumstances and provide a reserve for estimated returns. We use historical customer return behavior to estimate our reserve requirements. As of January 28, 2012 and January 29, 2011, our sales returns reserve was approximately $3 million.

We record a gift card liability on the date we issue the gift card to the customer. We record revenue and reduce the gift card liability as the customer redeems the gift card. The deferred revenue associated with outstanding gift cards increased $4 million from $26 million at January 29, 2011, to $30 million as of January 28, 2012. We escheat the value of unredeemed gift cards where required by law. Any remaining liabilities not subject to escheatment are evaluated to determine whether the likelihood of the gift card being redeemed is remote (gift card breakage). We recognize gift card breakage as revenue, by applying our estimate of the rate of gift card breakage over the period of estimated performance. Our estimates of the gift card breakage rate are applied to the estimated amount of gift cards that are expected to go unused, that are not subject to escheatment, and are based on customers’ historical redemption rates and patterns, which may not be indicative of future redemption rates and patterns. We recognized revenue of approximately $1 million in fiscal 2011, $3 million in fiscal 2010 and $2 million in fiscal 2009, related to such gift card balances.

Costs of Sales and Occupancy Expenses

Included in our Costs of sales are the following:

·                  purchase price of merchandise, net of vendor allowances and rebates

·                  inbound freight, inspection costs, duties and import agent commissions

·                  warehousing, handling, and transportation costs (including internal transfer costs such as distribution center-to-store freight costs) and purchasing and receiving costs and

·                  share-based compensation costs for those employees involved in preparing inventory for sale

Costs of sales are included in merchandise inventories and expensed as the merchandise is sold.

Included in our occupancy expenses are the following costs which are recognized as period costs as described below:

·                  store expenses such as rent, insurance, taxes, common area maintenance, utilities, repairs and maintenance

·                  amortization of store buildings and leasehold improvements

·                  store closure costs and

·                  store remodel costs

We record rent expense ratably over the term of the lease beginning with the date we take possession of or control the physical access to the premises. We record leasehold improvement reimbursements as a liability and ratably adjust the liability as a reduction to rent expense over the lease term beginning with the date we take possession of or control the physical access to the premises. At times, we receive landlord reimbursements for leasehold improvements made during the lease term, which we record as a liability and ratably adjust as a reduction to rent expense over the remaining lease term.

Selling, General, and Administrative Costs

Included in our selling, general, and administrative costs are store personnel costs (including share-based compensation), store operating expenses, advertising expenses, store depreciation expense, and corporate overhead costs.

Advertising costs are expensed in the period in which the advertising first occurs. Our cooperative advertising allowances are accounted for as a reduction in the purchase price of merchandise since an obligation to advertise specific product does not exist in our cooperative advertising arrangements.

Advertising expenses were $183 million, $172 million, and $167 million for fiscal 2011, 2010, and 2009, respectively.

Store Pre-Opening Costs

We expense all start-up activity costs as incurred. Rent expense incurred prior to the store opening is recorded in Cost of sales and occupancy expense on our Consolidated Statement of Operations.

Income Taxes

We record income tax expense using the liability method for taxes and are subject to income tax in many jurisdictions, including the U.S., various states and localities, and Canada. A current tax liability or asset is recognized for the estimated taxes payable or refundable on the tax returns for the current year and a deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and carryforwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. In evaluating our ability to realize our deferred tax asset, we considered the following sources of future taxable income:

·                  future reversals of existing taxable temporary differences

·                  future taxable income, exclusive of reversing temporary differences and carryforwards

·                  taxable income in prior carryback years and

·                  tax-planning strategies

Our evaluation regarding whether a valuation allowance is required or should be adjusted also considers, among other things, the nature, frequency, and severity of recent losses, forecasts of future profitability and the duration of statutory carryforward periods. Our forecasts of future profitability represents our best estimate of these future events. After conducting this assessment, the valuation allowance recorded against our deferred tax assets was $14 million and $15 million as of January 28, 2012 and January 29, 2011, respectively. If actual results differ from estimated results or if we adjust these assumptions in the future, we may need to adjust our deferred tax assets or liabilities, which could impact our effective tax rate.

The amount of income taxes we pay is subject to ongoing audits in the taxing jurisdictions in which we operate. During these audits, the taxing authorities may challenge items on our tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. We recognize tax benefits for uncertain positions only to the extent that we believe it is more likely than not that the tax position will be sustained. Our future results may include favorable or unfavorable adjustments to our unrecognized tax benefits due to closure of income tax audits, new regulatory or judicial pronouncements, or other relevant events. As a result, our effective tax rate may fluctuate significantly on a quarterly and annual basis.

Share-Based Compensation

ASC 718, Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements, based on their fair value, over the requisite service period. Compensation cost is based on the grant date fair value of the award and ratably recognized as an expense over the effective vesting period. We estimate the fair value of stock option awards using a Black-Scholes option value model.

Beginning with our adoption of ASC 718, we report excess tax benefits as a cash inflow in the financing section of our Statement of Cash Flows and would record a tax deficiency, if any, as a cash outflow from operating activities. For fiscal 2011, fiscal 2010, and fiscal 2009, we did not have any tax benefits or tax deficiencies associated with share-based awards.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”, an amendment to ASC topic 820, “Fair Value Measurements”. ASU 2011-04 conforms certain sections of ASC 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We will adopt all requirements of ASU 2011-04 on January 29, 2012, with no material impact expected on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”, an amendment to ASC topic 220, “Comprehensive Income”. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We will adopt all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 allows entities testing for goodwill impairment to have the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If an entity believes, as a result of its qualitative assessment, it is more-likely-than-not the fair value of a reporting unit is less than its carrying amount, the currently prescribed two-step goodwill impairment test must be performed. Otherwise, no further testing is required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted ASU 2011-08 in the fourth quarter of fiscal 2011.

Restatement-Accounting for Income Taxes	12 Months Ended
Jan. 28, 2012
Restatement-Accounting for Income Taxes
Restatement-Accounting for Income Taxes

Note 2. Restatement—Accounting for Income Taxes

During fiscal 2009, we recorded a $5 million adjustment to a state deferred tax liability pool. In fiscal 2010, we identified that the 2009 adjustment was made in error, and we reversed the adjustment and disclosed the correction in our Consolidated Financial Statements. As result of this adjustment, the Provision for income taxes in the Consolidated Statements of Operations was understated in fiscal 2009 and overstated in fiscal 2010 by $5 million, which we concluded was not material to the Consolidated Financial Statements.

In response to this error, we performed a detailed re-examination of our deferred income tax pools. With the exception of the deferred pool for property and equipment, we completed this re-examination in fiscal 2010 noting no additional errors. The re-examination of the deferred pool for property and equipment was completed during the fourth quarter of fiscal 2011. In connection with these procedures, we performed detailed reconciliations of the deferred tax pool for property and equipment for each of the last five years and identified errors in the manners in which we were tracking deferred taxes for property and equipment and the underlying differences between book and tax basis. Consequently, we concluded that the ending deferred tax liability for property and equipment was overstated by $8 million in each period since at least February 2, 2008 through January 29, 2011. We have corrected this error by restating our Consolidated Financial Statements, which increased noncurrent Deferred income tax assets and Total assets and decreased Total stockholders’ deficit for each respective period. This correction had no impact on our Statements of Operations. Our restatement also includes the correction of the $5 million state deferred tax liability error identified in fiscal 2010, the effects of which were previously considered immaterial to each respective period and the correction of an error related to our currency translation deferred pool for $1 million in fiscal 2009. The effect of the restatement had no impact on reported net cash flows or income before taxes in any periods. We have also recorded reclassifications to properly adjust the noncurrent portion of our deferred taxes from current Deferred tax assets to noncurrent Deferred tax assets as of January 29, 2011.

The tables below provide a reconciliation of certain line items affected within our Consolidated Statements of Operations and our Consolidated Statements of Cash Flows for fiscal 2010 and fiscal 2009, as well as our Consolidated Balance sheet as of January 29, 2011, from amounts previously reported to the restated amounts:

	Statement of Operations Fiscal 2010
	As Reported	State Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$51	$(5)	$46
Net income	98	5	103

	Statement of Operations Fiscal 2009
	As Reported	State Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$50	$5	(1)	$54
Net income	107	(5)	1	103

	Balance Sheet For the year ended January 29, 2011
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	Reclassification Adjustments	As Restated
	(In millions)
Deferred income taxes asset (current)	$56	$—	$4	$(8)	$52
Total current assets	1,275	—	4	(8)	1,271
Deferred income taxes asset (noncurrent)	18	8	(2)	8	32
Total assets	1,770	8	2	—	1,780
Accumulated deficit	(2,726)	8	2	—	(2,716)
Total stockholders’ deficit	(2,664)	8	2	—	(2,654)

	Cash Flow Data Fiscal 2010
	As Reported	Fixed Asset Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$98	$5	$103
Deferred income taxes	(23)	(5)	(28)

	Cash Flow Data Fiscal 2009
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$107	$(5)	1	$103
Deferred income taxes	(4)	5	(1)	—

Detail of Certain Balance Sheet Accounts	12 Months Ended
Jan. 28, 2012
Detail of Certain Balance Sheet Accounts
Detail of Certain Balance Sheet Accounts

Note 3. Detail of Certain Balance Sheet Accounts

	January 28,	January 29,
	2012	2011
	(In millions)
Property and equipment:
Land and buildings	$2	$2
Fixtures and equipment	1,048	1,004
Leasehold improvements	341	323
	$1,391	$1,329

Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs	$110	$109
Insurance liabilities	67	67
Accrued interest	43	44
Taxes, other than income and payroll	64	64
Gift certificate and gift card liability	30	26
Other	75	74
	$389	$384

Debt	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Debt

Note 2.  Debt

Our outstanding debt is detailed in the table below.  We were in compliance with the terms and conditions of all debt agreements for all periods presented.

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

Senior Secured Term Loan Facility

On September 27, 2012, we used the net proceeds from the issuance of the Additional Senior Notes (as defined below) to prepay approximately $209 million of our B-1 Term Loans under our Senior Secured Term Loan Facility. In accordance with ASC 470, Debt, we recorded a loss on early extinguishment of debt of approximately $1 million to write off debt issuance costs associated with the prepayment of B-1 Term Loans.

7¾%  Senior Notes due 2018

On September 27, 2012, we issued an additional $200 million aggregate principal amount (the “Additional Senior Notes”) of our 7¾% Senior Notes due November 1, 2018 (the “2018 Senior Notes”) under the Indenture, dated as of October 21, 2010 (the “Indenture”), by and among the Company, the guarantors party thereto (“Guarantors”) and Law Debenture Trust Company of New York, as trustee (“Trustee”), as amended on the date of such issuance by a supplemental indenture, dated as of September 27, 2012, by and among the Company, the Guarantors and the Trustee.  The Additional Senior Notes were issued at a premium of 106.25% of face value, resulting in an effective interest rate of 6½%. The Additional Senior Notes form a single class with the 2018 Senior Notes previously issued under the Indenture and have terms that are identical to the previously issued 2018 Senior Notes (as described in our Annual Report on Form 10-K for the fiscal year ended January 28, 2012), except that interest on the Additional Senior Notes accrues from and including May 1, 2012, and the Additional Senior Notes are subject to the Registration Rights Agreement described below.

Pursuant to the Registration Rights Agreement with respect to the Additional Senior Notes, entered into by the Company, the Guarantors and the initial purchasers of the Additional Senior Notes, on September 27, 2012, we agreed that we will use our reasonable best efforts to register with the Securities and Exchange Commission, notes having substantially identical terms as the Additional Senior Notes as part of an offer to exchange freely tradable exchange notes for the Additional Senior Notes (the “Exchange Offer”). We are required to use our reasonable best efforts to cause the Exchange Offer to be completed or, if required, to have a shelf registration statement declared effective, within 360 days after the issue date of the Additional Senior Notes.

If we fail to meet this target (a “Registration Default”), the annual interest rate on the Additional Senior Notes will increase by 0.25%. The annual interest rate on the Additional Senior Notes will increase by an additional 0.25% for each subsequent 90-day period during which the Registration Default continues, up to a maximum additional interest rate of 1.00% per year over the applicable interest rate described above. If the Registration Default is corrected, the applicable interest rate on the Additional Senior Notes will revert to the original level.

In accordance with ASC 470, we recorded $4 million of debt issuance costs that will be amortized as interest expense over the life of the Additional Senior Notes.

13%  Subordinated Discount Notes due 2016

On May 1, 2012, as required pursuant to the indenture (“Subordinated Discount Notes Indenture”) governing our 13% Subordinated Discount Notes due 2016 (“Subordinated Discount Notes”), we redeemed that portion of each Subordinated Discount Note outstanding on such date equal to the amount sufficient, but not in excess of the amount necessary, to ensure that such Subordinated Discount Note will not be an applicable high yield discount obligation (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code of 1986, as amended (the “AHYDO Amount”).  These redemptions were at a price equal to 100% of the Accreted Value (as defined in the Subordinated Discount Notes Indenture) of such portion as of the date of redemption. The aggregate payment of $127 million made on May 1, 2012, was required to ensure the Subordinated Discount Notes would not be AHYDO instruments.

On October 1, 2012, we delivered to the holders of our remaining outstanding Subordinated Discount Notes due 2016 an irrevocable notice of redemption of all of our outstanding Subordinated Discount Notes. Subsequent to the end of the period, on November 1, 2012, we redeemed a portion of the Subordinated Discount Notes equal to the AHYDO Amount at a redemption price equal to 100% and the remaining Subordinated Discount Notes at a redemption price equal to 104.333%.  In accordance with ASC 470, we will record a loss on early extinguishment of debt of approximately $11 million related to the redemption of our Subordinated Discount Notes. The $11million loss is comprised of a $8 million redemption premium and $3 million to write off related debt issuance costs.

Senior Secured Asset-Based Revolving Credit Facility

On September 17, 2012, we entered into a second amended and restated credit agreement (the “Restated Credit Agreement”) to amend various terms of our amended and restated credit agreement, dated as of February 18, 2010. The Restated Credit Agreement, together with related security, guarantee and other agreements, is referred to as the “Restated Revolving Credit Facility”.

The Restated Revolving Credit Facility provides for senior secured financing of up to $650 million, subject to a borrowing base, maturing on September 17, 2017 (the “ABL Maturity Date”). The borrowing base under the Restated Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables, plus (ii) 90% of the appraised net orderly liquidation value of eligible inventory, plus (iii) the lesser of (x) 90% of the appraised net orderly liquidation value of inventory supported by eligible letters of credit and (y) 90% of the face amount of eligible letters of credit supported by eligible letters of credit, minus (iv) certain reserves.

The Restated Revolving Credit Facility provides us with the right to request up to $200 million of additional commitments under the Restated Revolving Credit Facility. The lenders under the Restated Revolving Credit Facility will not be under any obligation to provide any such additional commitments, and any increase in commitments is subject to customary conditions precedent. If we were to request any such additional commitments, and the existing lenders or new lenders were to agree to provide such commitments, the facility size could be increased to up to $850 million, but our ability to borrow under the Restated Revolving Credit Facility would still be limited by the borrowing base.

Borrowings under the Restated Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Wells Fargo, (2) the federal funds effective rate plus 0.50% and (3) a London Interbank Offered Rate(“LIBOR”) subject to certain adjustments plus 1.00% or (b) a LIBOR subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is (a) 0.75% for prime rate borrowings and 1.75% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the Restated Revolving Credit Facility. Same-day borrowings bear interest at the base rate plus the applicable margin.

We are required to pay a commitment fee on the unutilized commitments under the Restated Revolving Credit Facility, which initially is 0.375% per annum. The commitment fee is subject to adjustment each fiscal quarter. If average daily excess availability is less than or equal to 50% of the total commitments, the commitment fee will be 0.25% per annum, and if average daily excess availability is greater than 50% of the total commitments, the commitment fee will be 0.375%. In addition, we must pay customary letter of credit fees and agency fees.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the Restated Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base (the “Loan Cap”), we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If excess availability under the Restated Revolving Credit Facility is less than (i) 12.5% of the Loan Cap, for five consecutive business days, or (ii) $65 million, at any time, or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the Restated Revolving Credit Facility. Excess availability under the Restated Revolving Credit Facility means the lesser of the Loan Cap minus the outstanding credit extensions. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the Restated Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

From the time when we have excess availability less than the greater of (a) 10% of the Loan Cap and (b) $50 million, until the time when we have excess availability greater than the greater of (a) 10% of the Loan Cap and (b) $50 million for 30 consecutive days, the Restated Revolving Credit Facility will require us to maintain a consolidated fixed charge coverage ratio of at least 1.0 to 1.0. The Restated Revolving Credit Facility also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including change of control and cross-default to material indebtedness).

In accordance with ASC 470, we recorded a loss on early extinguishment of debt of approximately $2 million to write off debt issuance costs related to the Restated Revolving Credit Facility, with the remaining $7 million of unamortized debt issuance costs being amortized over the revised life. In addition, we recorded $4 million of debt issuance costs associated with the execution of the Restated Revolving Credit Facility that will be amortized as interest expense over the life of the Restated Revolving Credit Facility.

As of October 27, 2012, the borrowing base was $650 million, of which we had no outstanding borrowings, $61 million of outstanding letters of credit, and $589 million of unused borrowing capacity. Subsequent to the end of the period, on November 1, 2012, we borrowed $216 million under our Restated Revolving Credit Facility to fund the redemption of the Subordinated Discount Notes described above as well as other working capital needs, resulting in $373 million of unused borrowing capacity thereunder as of such date.

Note 4. Debt

Our debt consisted of the following for fiscal 2011 and fiscal 2010:

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667

We capitalized $133 million of costs, net of write-offs, related to our issuance of various debt instruments. We amortize these deferred financing costs using the straight-line method, which produces results materially consistent with the effective interest method, over the lives of the respective debt agreements (which range from five to ten years) and record the amortization to interest expense. Our expected amortization expense pertaining to the deferred financing costs for each of the next five fiscal years and thereafter is as follows:

	2012	2013	2014	2015	2016	Thereafter
Amortization expense	$16	$16	$10	$9	$6	$2

The aggregate amounts of scheduled maturities of our debt for the next five years and thereafter are as follows:

Fiscal Year (In millions)	Amount
2012	127
2013	501
2014	1
2015	1
2016	2,065
Thereafter	800
Total debt payments	3,495
Less unrealized discount accretion	5
Total debt balance as of January 28, 2012	$3,490

As of January 28, 2012 and January 29, 2011, the weighted average interest rate of the Current portion of our long-term debt was 13.00% and 5.97%, respectively.

Senior Secured Term Loan Facility

On October 31, 2006, we executed a $2.4 billion senior secured term loan facility (the “Senior Secured Term Loan Facility”) with Deutsche Bank A.G. New York Branch, and other lenders. The full amount was borrowed on October 31, 2006, with the balance payable on October 31, 2013.

On August 20, 2009, we amended the Senior Secured Term Loan Facility to permit the issuance or incurrence of indebtedness for the purpose of the repayment of existing term loans under the Senior Secured Term Loan Facility, which new indebtedness could take the form of additional term loans under the Senior Secured Term Loan Facility or secured or unsecured bonds or other loans.

On November 5, 2009, and December 15, 2011, we amended the Senior Secured Term Loan Facility to extend $1.0 billion and $619 million, respectively, of existing term loans (the “B-2 Term Loans” and “B-3 Term Loans”, respectively) to July 31, 2016, with the remaining $501 million of existing term loans (the “B-1 Term Loans” and, together with the B-2 Term Loans and the B-3 Term Loans, the “Term Loans”) keeping the original maturity date of October 31, 2013.

Borrowings under the Senior Secured Term Loan Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate of Deutsche Bank and (2) the federal funds effective rate plus 1/2 of 1% or (b) a London Interbank Offered Rate (“LIBOR”), subject to certain adjustments, in each case plus an applicable margin. The applicable margin is (i) with respect to B-1 Term Loans, 1.25% for base rate borrowings and 2.25% for LIBOR borrowings; and (ii) with respect to B-2 Term Loans and B-3 Term Loans, 3.50% for base rate borrowings and 4.50% for LIBOR borrowings. In addition, the applicable margin is subject to a 0.25% decrease based on our corporate family rating assigned by Moody’s Investors Service, Inc.

The B-2 Term Loans and B-3 Term Loans are subject to a minimum increase in interest rates in connection with any future extensions of term loans to the extent that any such future extension has an increase in effective yield in excess of 0.25% above the effective yield of the B-2 Term Loans or B-3 Term Loans.

In fiscal 2009, we recorded an expense of $3 million related to the amendment extending the B-2 Term Loans in accordance with ASC 470, Debt. We also recorded $1 million in debt issuance costs that is being amortized as interest expense over the life of the B-2 Term Loans. The unamortized debt issuance costs related to the Senior Secured Term Loan Facility were allocated proportionately between the B-1 and B-2 Term Loans. The costs allocated to the B-2 Term Loans are being amortized over the revised life through July 31, 2016.

We recorded an expense of $3 million related to the amendment extending the B-3 Term Loans in accordance with ASC 470. We also recorded $6 million in debt issuance costs that is being amortized as interest expense over the life of the B-3 Term Loans. The unamortized debt issuance costs related to the Senior Secured Term Loan Facility were allocated proportionately between the B-1 and B-3 Term Loans. The costs allocated to the B-3 Term Loans are being amortized over the revised life through July 31, 2016.

The Senior Secured Term Loan Facility requires us to prepay outstanding term loans with (a) 100% of the net proceeds of any debt issued by us or our subsidiaries (with exceptions for certain debt permitted to be incurred under the Senior Secured Term Loan Facility) and (b) 50% (which percentage will be reduced to 25% if our total leverage ratio (as defined in the Senior Secured Term Loan Facility) is less than 6.00:1.00 and will be reduced to 0% if our total leverage ratio is less than 5.00:1.00) of our annual Excess Cash Flow (as defined in the Senior Secured Term Loan Facility). We must also offer to prepay outstanding term loans at 100% of the principal amount to be prepaid, plus accrued and unpaid interest, with the proceeds of certain asset sales or casualty events under certain circumstances. We may voluntarily prepay outstanding loans under the Senior Secured Term Loan Facility at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans.

All obligations under the Senior Secured Term Loan Facility are unconditionally guaranteed by each direct and indirect wholly-owned subsidiary that guarantees the obligations of the Company under the senior secured asset-based Revolving Credit Facility (as defined below). All obligations under the Senior Secured Term Loan Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of our material subsidiaries (the “Subsidiary Guarantors”), including:

·                  a first-priority pledge of all of the capital stock held by us (excluding the stock of Michaels of Canada, ULC) and the Subsidiary Guarantors (which pledge, in the case of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary)

·                  a first-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment, but excluding, among other things, the collateral described in the following bullet point and

·                  a second-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing

Our total leverage ratio at January 28, 2012 was less than 5.00:1.00, and as a result, there was no required Excess Cash Flow payment for fiscal 2011. However, during fiscal 2011, we made a voluntary prepayment of $50 million. Our voluntary prepayment of $110 million in fiscal 2010 more than offset the fiscal 2010 payment required from our annual Excess Cash Flow. Under the Senior Secured Term Loan Facility, excess cash flow payments and voluntary prepayments serve to reduce future scheduled quarterly principal payments. The voluntary prepayments made in fiscal 2011 and fiscal 2010 effectively satisfied all scheduled quarterly principal payments until maturity of the Term Loans.

The Senior Secured Term Loan Facility contains a number of negative covenants that are substantially similar to, but more restrictive in certain respects than, those governing the Notes (as defined below) as well as certain other customary affirmative and negative covenants and events of default. As of January 28, 2012, we were in compliance with all covenants.

7¾% Senior Notes due 2018

On October 21, 2010, we issued $800 million aggregate principal amount of 7¾% Senior Notes that mature on November 1, 2018 (the “2018 Senior Notes”) at a discounted price of 99.262% of face value, resulting in an effective interest rate of 7 7/8%. Interest is payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2011. The 2018 Senior Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior basis, by each of our subsidiaries that guarantee indebtedness under our senior secured asset-based Revolving Credit Facility and Senior Secured Term Loan Facility (the “Senior Secured Credit Facilities”).

In connection with the issuance of the 2018 Senior Notes, we entered into a registration rights agreement. Under the terms of the registration rights agreement, we were required to file, and did initially file on April 28, 2011, an exchange offer registration statement, as amended (the “Exchange Offer Registration Statement”), enabling holders to exchange the 2018 Senior Notes for registered notes with terms identical in all material respects to the terms of the 2018 Senior Notes, except the registered notes would be freely tradable. We also agreed to use our reasonable best efforts to have the Exchange Offer Registration Statement declared effective by the Securities and Exchange Commission (the “SEC”) no later than 360 days after the date of the issuance of the 2018 Senior Notes. On June 20, 2011, the Exchange Offer Registration Statement was declared effective by the SEC. We completed the exchange offer on August 1, 2011.

The 2018 Senior Notes and the guarantees thereof are our and the guarantors’ unsecured senior obligations and (i) rank senior in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the 2018 Senior Notes (including the Senior Subordinated Notes and the Subordinated Discount Notes, as defined and described below); (ii) rank equally in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are not, by their terms, expressly subordinated in right of payment to the 2018 Senior Notes; (iii) are effectively subordinated in right of payment to all of our and the guarantors’ existing and future secured debt (including obligations under the Senior Secured Credit Facilities), to the extent of the value of the assets securing such debt; and (iv) are structurally subordinated to all obligations of our subsidiaries that are not guarantors of the 2018 Senior Notes.

At any time prior to November 1, 2014, we may redeem all or a part of the 2018 Senior Notes at a redemption price equal to 100% of the principal amount of the 2018 Senior Notes redeemed plus the Applicable Premium (as defined in the indenture governing the 2018 Senior Notes (the “2018 Senior Indenture”)) and accrued and unpaid interest and Additional Interest (as defined in the 2018 Senior Indenture), if any, to the date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. On and after November 1, 2014, the Company may redeem the 2018 Senior Notes, in whole or in part, upon notice, at the redemption prices (expressed as percentages of principal amount of the 2018 Senior Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon and Additional Interest, if any, to the applicable date of redemption if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

In addition, until November 1, 2013, we may, at our option, on one or more occasions redeem up to 35% of the aggregate principal amount of the 2018 Senior Notes (including the aggregate principal amount of the 2018 Senior Notes issued after the issue date) at a redemption price equal to 107.750% of the aggregate principal amount thereof, plus accrued and unpaid interest thereon and Additional Interest, if any, to the applicable date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds of one or more Equity Offerings (as defined in the 2018 Senior Indenture); provided that at least 50% of the sum of the aggregate principal amount of the 2018 Senior Notes originally issued under the 2018 Senior Indenture and any 2018 Senior Notes that are issued under the 2018 Senior Indenture after the issue date remains outstanding immediately after the occurrence of each such redemption; and provided further that each such redemption occurs within 90 days of the date of closing of each such Equity Offering.

Upon a change in control we are required to offer to purchase all of the 2018 Senior Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest.

The 2018 Senior Indenture contains covenants limiting, among other things, the Company’s ability and the ability of the Company’s restricted subsidiaries to:

·                  incur additional debt

·                  pay dividends or distributions on the Company’s capital stock or repurchase the Company’s capital stock

·                  issue stock of subsidiaries

·                  make certain investments

·                  create liens on the Company’s assets to secure debt

·                  enter into transactions with affiliates

·                  merge or consolidate with another company and

·                  sell or otherwise transfer assets

The 2018 Senior Indenture also provides for events of default, which, if certain of them occur, would permit the trustee under the 2018 Senior Indenture or holders of at least 25% in principal amount of the then outstanding 2018 Senior Notes to declare the principal, premium, if any, interest and any other monetary obligations on all the then outstanding 2018 Senior Notes to be due and payable immediately.

In accordance with ASC 470, we are amortizing$15 million in debt issuance costs as interest expense over the life of the 2018 Senior Notes.

11 3/8% Senior Subordinated Notes due 2016

On October 31, 2006, we issued $400 million in principal amount of 11 3/8% Senior Subordinated Notes due November 1, 2016 (the “Senior Subordinated Notes”). Interest is payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2007. The Senior Subordinated Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior subordinated basis, by each of our subsidiaries that guarantee indebtedness under our Senior Secured Credit Facilities.

The Senior Subordinated Notes and the guarantees thereof are our and the guarantors’ unsecured senior subordinated obligations and (i) are subordinated in right of payment to all of our and the guarantors’ existing and future senior debt, including the Senior Secured Credit Facilities and the 2018 Senior Notes; (ii) rank equally in right of payment to all of our and the guarantors’ future senior subordinated debt; (iii) are effectively subordinated to all of our and the guarantors’ existing and future secured debt (including the Senior Secured Credit Facilities) to the extent of the value of the assets securing such debt; and (iv) rank senior in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the Senior Subordinated Notes, including the Subordinated Discount Notes.

During fiscal 2011, we completed open market repurchases of our outstanding Senior Subordinated Notes totaling $7 million. Pursuant to the terms of the repurchases, we agreed to pay the holders of the Senior Subordinated Notes face value plus a purchase premium. In accordance with ASC 470, we recorded a loss related to the early extinguishment of the repurchased Senior Subordinated Notes, which was immaterial to the Consolidated Financial Statements

On and after November 1, 2011, we may redeem all or part of the Senior Subordinated Notes, upon notice, at the redemption prices (expressed as percentages of principal amount of the Senior Subordinated Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon to the applicable date of redemption if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2011	105.688%
2012	103.792%
2013	101.896%
2014 and thereafter	100.000%

Upon a change in control, we are required to offer to purchase all of the Senior Subordinated Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest. The indenture governing the Senior Subordinated Notes contains restrictive covenants and events of default substantially similar to those of the 2018 Senior Notes described above.

13% Subordinated Discount Notes due 2016

On October 31, 2006, we issued $469 million in principal amount at maturity of 13% Subordinated Discount Notes due on November 1, 2016 (“the Subordinated Discount Notes” and together with the 2018 Senior Notes and the Senior Subordinated Notes, the “Notes”). No cash interest was payable on the Subordinated Discount Notes prior to November 1, 2011. Beginning on November 1, 2011, cash interest accrues and is payable semi-annually in arrears on each May 1 and November 1 (the first cash interest payment date is May 1, 2012). The Subordinated Discount Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured subordinated basis, by each of our subsidiaries that guarantee indebtedness under our Senior Secured Credit Facilities.

The Subordinated Discount Notes and the guarantees thereof are our and the guarantors’ unsecured subordinated obligations and (i) are subordinated in right of payment to all of our and the guarantors’ existing and future senior debt (including the Senior Secured Credit Facilities, the 2018 Senior Notes and the Senior Subordinated Notes); and (ii) are effectively subordinated to all of our and the guarantors’ secured debt (including the Senior Secured Credit Facilities) to the extent of the value of the assets securing such debt.

During fiscal 2011, we completed open market repurchases of our outstanding Subordinated Discount Notes totaling $163 million face value, or $155 million accreted value. Pursuant to the terms of the repurchases, we agreed to pay the holders of the Subordinated Discount Notes face value plus a purchase premium.

In accordance with ASC 470, we recorded a loss of $18 million during fiscal 2011 related to the early extinguishment of the repurchased Subordinated Discount Notes. The $18 million loss is comprised of $11 million to recognize the unrealized interest accretion and the write off of related debt issuance costs, as well as $7 million in purchase premiums.

On and after November 1, 2011, we may redeem all or part of the Subordinated Discount Notes, upon notice, at the redemption prices (expressed as percentages of Accreted Value (as defined in the indenture governing the Subordinated Discount Notes) of the Subordinated Discount Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon (to the extent not already included in Accreted Value) as of the applicable date of redemption (if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2011	106.500%
2012	104.333%
2013	102.167%
2014 and thereafter	100.000%

On May 1, 2012, and, if necessary, any interest payment date thereafter prior to the maturity date of the Subordinated Discount Notes, we are required to redeem a portion of each Subordinated Discount Note outstanding on such date equal to an amount sufficient, but not in excess of the amount necessary, to ensure that such Subordinated Discount Note will not be an applicable high yield discount obligation (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code of 1986, as amended. These redemptions are to be at a price equal to 100% of the Accreted Value of such portion as of the date of redemption. As of January 28, 2012, the aggregate payment required to ensure the Subordinated Discount Notes will not be AHYDO instruments was $127 million and is classified as Current portion of long-term debt on the Consolidated Balance Sheets.

Upon a change in control, we are required to offer to purchase all of the Subordinated Discount Notes at a price in cash equal to 101% of the Accreted Value, plus accrued and unpaid interest. The Subordinated Discount indenture contains restrictive covenants and events of default substantially similar to those of the 2018 Senior Notes described above.

Asset-based Revolving Credit Facility

On February 18, 2010, we entered into an agreement to amend and restate various terms of the then existing asset-based Revolving Credit Facility, dated as of October 31, 2006 (as amended and restated, the “senior secured asset- based Revolving Credit Facility”). The senior secured asset-based Revolving Credit Facility provides an aggregate amount of $850 million in commitments, which are scheduled to terminate on the earlier of April 15, 2014, or 45 days prior to the maturity date of any class of term loans in our Senior Secured Term Loan Facility (the “ABL Maturity Date”). On April 8, 2011, the Company elected to permanently terminate $50 million in commitments under a last out tranche.

The borrowing base under the senior secured asset-based Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables; (ii) between 85% and 87.5% of the appraised net orderly liquidation value of eligible inventory and of eligible letters of credit; and (iii) a percentage of eligible in-transit inventory, less certain reserves.

Borrowings under the senior secured asset-based Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Bank of America, N.A., (2) the federal funds effective rate plus 0.50% and (3) a LIBOR rate subject to certain adjustments plus 1.00% or (b) a LIBOR rate subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is 2.50% for base rate borrowings and 3.50% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the senior secured asset-based Revolving Credit Facility. Same-day borrowings bear interest at a rate per annum equal to a base rate determined by reference to the highest of (a) the prime rate of Bank of America, N.A., (b) the federal funds effective rate plus 0.50% and (c) a LIBOR rate subject to certain adjustments plus 1.00%, in each case, plus an applicable margin. The initial applicable margin with respect to same-day borrowings is 2.50%.

We are required to pay a commitment fee of 0.625% per annum on the unutilized commitments under the senior secured asset-based Revolving Credit Facility. We must also pay customary letter of credit fees and agency fees.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the senior secured asset-based Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base, we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If the amount available under the senior secured asset-based Revolving Credit Facility is less than $75 million at any time, or for five consecutive business days is less than the greater of $100 million or 15% of the lesser of the (i) then borrowing base and (ii) Revolving Credit Ceiling (as defined below), or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the senior secured asset-based Revolving Credit Facility. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the senior secured asset-based Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

We must not permit excess availability at any time to be less than the greater of (a) $75 million and (b) 10% of the lesser of (1) the then borrowing base under the senior secured asset-based Revolving Credit Facility or (2) $850 million (as reduced or increased in accordance with the terms of the senior secured asset-based Revolving Credit Facility, the “Revolving Credit Ceiling”). Excess availability under the senior secured asset-based Revolving Credit Facility means the lesser of (a) the Revolving Credit Ceiling minus the outstanding credit extensions and (b) the then borrowing base minus the outstanding credit extensions.

All obligations under the senior secured asset-based Revolving Credit Facility are unconditionally guaranteed, jointly and severally, fully and unconditionally, by all of our existing material subsidiaries and are required to be guaranteed by certain of our future domestic wholly-owned material subsidiaries. All obligations under the senior secured asset-based Revolving Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of the Subsidiary Guarantors, including:

·                  a first-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing

·                  a second-priority pledge of all of the Capital Stock held by us (excluding the stock of Michaels of Canada, ULC) and our Subsidiary Guarantors (which pledge, in the case of the capital stock of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary) and

·                  a second-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment

Although the senior secured asset-based Revolving Credit Facility does not require us to comply with any financial ratio maintenance covenants, it does contain a number of covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

·                  incur additional indebtedness

·                  pay dividends on the Company’s capital stock or redeem, repurchase or retire the Company’s capital stock or its other indebtedness

·                  make investments, loans, advances and acquisitions

·                  create restrictions on the payment of dividends or other amounts to the Company from its restricted subsidiaries

·                  engage in transactions with affiliates of the Company

·                  sell assets, including capital stock of the Company’s subsidiaries

·                  consolidate or merge and

·                  create liens

The covenants limiting dividends and other restricted payments; investments, loans, advances and acquisitions; and prepayments or redemptions of indebtedness, each permit the restricted actions in an unlimited amount, subject to the satisfaction of certain payment conditions, principally that we must meet certain specified excess availability requirements and minimum consolidated fixed charge coverage ratios, to be tested on a pro forma and 12 month projected basis. Adjusted EBITDA is used in the calculation of the consolidated fixed charge coverage ratios. The senior secured asset-based Revolving Credit Facility also contains certain customary affirmative covenants and events of default.

In the first quarter of fiscal 2010, we recorded $19 million in debt issuance costs related to the amendment to the asset-based Revolving Credit Facility that is being amortized as interest expense over the life of the senior secured asset-based Revolving Credit Facility in accordance with ASC 470. In addition, we are amortizing $5 million of the unamortized debt issuance costs related to the senior secured asset-based Revolving Credit Facility over the revised life.

As of January 28, 2012 and January 29, 2011, the borrowing base was $670 million and $653 million, respectively, of which we had availability of $615 million and $604 million, respectively. Borrowing capacity is available for letters of credit and borrowings on same-day notice. Outstanding letters of credit as of January 28, 2012 totaled $67 million, of which $55 million relate to standby letters of credit.

10% Senior Notes due 2014

On October 6, 2010, we commenced a tender offer and consent solicitation related to our 10% Senior Notes due 2014 (“2014 Senior Notes”). Pursuant to the consent solicitation, we received tenders and consents from the holders of $658,593,000, or approximately 87.81%, of the 2014 Senior Notes before the consent payment deadline, October 20, 2010, at 5:00 p.m. Eastern time (the “Consent Date”). The consents received exceeded the number needed to approve the proposed amendments to the indenture governing the 2014 Senior Notes (the “2014 Senior Indenture”). The amendments to the 2014 Senior Indenture eliminated substantially all of the affirmative and restrictive covenants contained in the 2014 Senior Indenture and the 2014 Senior Notes (other than, among other covenants, the covenant to pay interest and premium, if any, on, and principal of, the 2014 Senior Notes when due) and certain events of default, and modified or eliminated certain other provisions contained in the 2014 Senior Indenture and the 2014 Senior Notes.

Pursuant to the terms of the tender offer, we accepted for payment all 2014 Senior Notes tendered on or prior to the Consent Date, and holders who tendered such 2014 Senior Notes received $1,055.00 per $1,000 in principal amount of the 2014 Senior Notes validly tendered. On October 21, 2010, we also (i) instructed the trustee under the 2014 Senior Indenture (the “2014 Senior Notes Trustee”) to deliver a notice of redemption to the holders of the remaining outstanding 2014 Senior Notes and (ii) deposited cash with the 2014 Senior Notes Trustee to satisfy and discharge the 2014 Senior Indenture and to fund the redemption of the remaining outstanding 2014 Senior Notes at a price equal to 105% plus the payment of accrued interest through the date of redemption, November 22, 2010. As a result, the 2014 Senior Indenture was discharged.

In accordance with ASC 470 we recorded a loss of $53 million related to the early extinguishment of our 2014 Senior Notes. The $53 million loss is comprised of $41 million tender and call premiums and the write-off of $12 million for the remaining unamortized debt issuance costs.

Comprehensive Income	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Comprehensive Income
Comprehensive Income

Note 3.  Comprehensive Income

Accumulated other comprehensive income, net of tax, is reflected in the Consolidated Balance Sheets as follows:

Foreign Currency Translation and Other
(in millions)
Balance at January 28, 2012	$6
Foreign currency translation adjustment	—
Balance at October 27, 2012	$6

Note 5.  Comprehensive Income

Accumulated other comprehensive income, net of tax, is reflected in the Consolidated Balance Sheets as follows:

	Foreign Currency Translation & Other	Foreign Currency Derivative	Total
	(In millions)
Balance at January 31, 2009	$1	$4	$5
Foreign currency translation adjustment	5	-	5
Reclassification of hedge instruments to earnings	-	(4)	(4)
Balance at January 30, 2010	6	-	6
Foreign currency translation adjustment	1	-	1
Balance at January 29, 2011	7	-	7
Foreign currency translation adjustment	(1)	-	(1)
Balance at January 28, 2012	$6	$-	$6

Income Taxes (Restated)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income Taxes (Restated)
Income Taxes (Restated)

Note 6.  Income Taxes

The effective tax rate was 35.7% for the third quarter of fiscal 2012. The effective tax rate was 37.2% for the third quarter of fiscal 2011. The rate was lower than the prior year quarter tax rate due primarily to a favorable impact from discrete items.

The effective tax rate was 36.3% for the first nine months of fiscal 2012. The effective tax rate was 37.8% for the first nine months of fiscal 2011. The rate was lower than the prior year nine month tax rate due primarily to a favorable impact related to discrete items. We currently estimate our annualized effective tax rate for fiscal 2012 to be 37.1%.

Note 6. Income Taxes (Restated)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities as of the respective year-end balance sheets are as follows:

	Deferred Tax Asset (Liability)
	January 28, 2012		January 29, 2011
	Current	Noncurrent	Current	Noncurrent
		(In millions)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$14	$—	$15
Merchandise inventories	(9)	—	(3)	—
Accrued expenses	12	1	12	1
State income taxes	1	3	2	2
Vacation accrual	7	—	7	—
Share-based compensation	—	14	—	11
Deferred rent	—	16	—	16
Other deferred tax assets	6	4	8	10
State valuation allowance	—	(14)	—	(15)
Bonus accrual	6	—	5	—
Gift cards	4	—	10	—
Property and equipment	—	(33)	—	(9)
Translation adjustment	—	—	—	(4)
Workers’ compensation	17	—	17	—
Cancellation of debt income	—	(39)	—	(39)
Original issue discount related to cancellation of debt income	—	41	—	41
Other deferred tax liabilities	(3)	—	(6)	(1)
	$41	$7	$52	$28
Net deferred tax assets		$48		$80

The federal, state and international income tax provision is as follows:

	Fiscal Year
	2011	2010	2009
		(In millions)
Federal:
Current	$47	$45	$18
Deferred	28	(21)	11
Total federal income tax provision	75	24	29
State:
Current	13	9	9
Deferred	2	(4)	(1)
Total state income tax provision	15	5	8
International:
Current	22	17	17
Deferred	—	—	—
Total international income tax provision	22	17	17
Total income tax provision	$112	$46	$54

The reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate is as follows:

	Fiscal Year
	2011	2010	2009
	(In millions)
Income tax provision at statutory rate	$101	$52	$55
State income taxes, net of federal income tax effect	9	2	3
Federal tax credits	(2)	(2)	(1)
Unrecognized tax benefits	1	(4)	(1)
State valuation allowance	1	1	1
Other	2	(3)	(3)
Total income tax provision	$112	$46	$54

At January 28, 2012, we had state net operating loss carryforwards to reduce future taxable income of approximately $301 million, net of $14 million tax effect, expiring at various dates between fiscal 2012 and fiscal 2031. The valuation allowance related to state net operating loss carryforwards was decreased to $14 million after state net operating loss expirations in fiscal 2011 to reserve for state operating loss carryforwards, which we believe it is more likely than not that we will be unable to realize these amounts.

Uncertain Tax Positions

We operate in a number of tax jurisdictions and are subject to examination of our income tax returns by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain.

In accordance with ASC 740, Income Taxes, we recognize the benefits of uncertain tax positions in our financial statements only after determining a more likely than not probability that the uncertain tax positions will be sustained. A reconciliation of unrecognized tax benefits from the end of fiscal year 2010 through the end of fiscal 2011 is as follows:

Fiscal Year 2011
(In millions)
Balance at January 29, 2011	$9
Additions based on tax positions related to the current year	2
Additions for tax positions related to prior years	1
Settlements with taxing authorities	(1)
Balance at January 28, 2012	$11

Included in the balance of unrecognized tax benefits at January 28, 2012, is $12 million in unrecognized tax benefits, the recognition of which would have an affect on the effective tax rate. This amount differs from the gross unrecognized tax benefits presented in the table above due to the increase in U.S. federal income taxes which would occur upon recognition of penalties and interest from uncertain tax positions, offset by the state tax benefits included therein.

Our policy is to classify all income tax related interest and penalties as income tax expense. During the year ended January 28, 2012, we accrued $1 million in income tax interest and penalties. As of January 28, 2012, our accrual for potential payments of interest and penalties was $5 million.

We identified our federal return, Canadian tax return, and state returns in California, Florida, Illinois, Michigan, New York, North Carolina, Pennsylvania, and Texas as “major” jurisdictions. The periods subject to examination for our federal return are fiscal 2008 to present, fiscal 2001 to present for our Canadian returns, and fiscal 2005 to present for all major state tax returns. The pretax income from foreign operations for fiscal 2011, 2010 and 2009 was $51 million, $52 million and $46 million, respectively.

Share-Based Compensation	12 Months Ended
Jan. 28, 2012
Share-Based Compensation
Share-Based Compensation

Note 7. Share-Based Compensation

The 2006 Equity Incentive Plan (“2006 Plan”) provides for the grant of share-based awards exercisable for up to 14.2 million shares of Common Stock. We plan to issue new shares of our Common Stock to satisfy share issuance upon option exercises. On June 3, 2009, the Company announced an offer to exchange certain employee stock options issued under the 2006 Plan (“Exchange Offer”) for new stock options granted on a one-for-one basis. On July 2, 2009, employees exchanged 8.0 million outstanding stock options under the following terms:

(1)                                 outstanding vested or unvested options to purchase shares of Common Stock that had an exercise price per share of $30.00, $37.50, $45.00 or $52.50 for an equal number of new options to purchase shares of Common Stock with an exercise price equal to $7.50 and a new five-year vesting schedule that commenced on July 2, 2009 and an eight-year term and

(2)                                 outstanding options that had an exercise price per share of $15.00 and $22.50 were exchanged for an equal number of new options with the same exercise price. A portion of the new options were vested based on the period of time that the exchanged options had been held in relation to the total term of the option and have identical terms and conditions to the previously issued options, and the remaining new options have a new five-year vesting schedule that commenced on July 2, 2009 and an eight-year term.

The fair value for options granted under ASC 718, Stock Compensation, was estimated at the date of grant using the Black-Scholes option valuation model. The following assumptions were used to estimate the fair value of options granted during the year ended January 28, 2012:

	Fiscal Year
Assumptions(1)	2011	2010	2009
Risk-free interest rates(2)	1.1% - 1.6%	1.5% - 2.5%	2.4% - 3.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility rates of our Common Stock(3)	39.5% - 44.5%	39.4% - 41.5%	41.9% - 45.9%
Expected life of options (in years)(4)	5.0	5.0 - 8.0	5.5 - 8.0
Weighted average fair value of options granted(5)	$5.98	$4.52	$0.93

(1)                                 Forfeitures were estimated based on historical experience and anticipated events.

(2)                                 Based on constant maturity interest rates for U.S. Treasury instruments with terms consistent with the expected lives of the awards.

(3)                                 We considered both the historical volatility as well as implied volatilities from the exchange-traded options on the common stock of a peer group of companies.

(4)                                 Expected lives were based on an analysis of historical exercise and post-vesting employment termination behavior.

(5)                                The Company’s 2011 and 2010 Common Stock valuations relied on projections of our future performance, estimates of our weighted average cost of capital, and metrics based on the performance of a peer group of similar companies, including valuation multiples and stock price volatility. The fair value of equity per share utilized in our calculation ranged from $15.22 to $17.95 in fiscal 2011, $11.55 to $14.47 in fiscal 2010, and $4.27 in fiscal 2009. Due to the economic deterioration that occurred during fiscal 2008, the traditional approaches outlined above did not yield an answer that was considered to be representative of the fair value of the Company’s equity. As a result, the Company’s 2009 valuation also considered a Black-Scholes option model, which utilized the fair value of the Company’s assets, the book value of the Company’s debt, an estimated time to a liquidity event, the asset volatility of a peer group of companies and the risk free rate.

As of January 28, 2012, there were 10.6 million stock option awards outstanding. In addition, as of January 28, 2012, there were a total of 560,737 shares of restricted stock outstanding, of which 148,151 are vested. Under the 2006 Plan, there are 2.8 million shares of Common Stock remaining available for grant. The table below sets forth a summary of stock option activity for the year ended January 28, 2012.

	Number of Shares (In millions)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
Outstanding at January 29, 2011	10.9	$15.41
Granted	0.2	18.69
Exercised	(0.1)	12.83
Cancelled/Forfeited	(0.4)	15.79
Outstanding at January 28, 2012	10.6	$15.52	5.5	$91
Vested and Exercisable at January 28, 2012	4.5	$15.85	5.0	$37

The total fair value of options that vested during fiscal 2011, fiscal 2010 and fiscal 2009 was $3 million, $2 million, and $1 million, respectively. The intrinsic value for options that vested during 2011 and fiscal 2010 was $17 million and $5 million, respectively. There was no intrinsic value for options that vested during fiscal 2009. As of the beginning of fiscal 2011, there were 7.9 million nonvested options with a weighted average grant date fair value of $1.95 per share. As of the end of fiscal 2011, there were 6.1 million nonvested options with a weighted average grant date fair value of $2.23 per share. During fiscal 2011, there were 1.8 million options that vested and 0.4 million options that were cancelled with a weighted-average grant date fair value of $1.86 and $0.95 per share, respectively.

Share-based compensation expense was $9 million for fiscal 2011 and $8 million for each of fiscal 2010 and fiscal 2009. As a result of the Exchange Offer, share-based compensation expense will increase by $2 million over the life of the options due to the incremental value ascribed to the new options that were issued at a lower exercise price. Share-based compensation expense for fiscal 2009 decreased by $1 million as a result of the longer vesting period of the new options compared to the vesting period of the original grants.

As of January 28, 2012, compensation cost not yet recognized related to nonvested awards totaled $13 million and is expected to be recognized over a weighted average period of 2.9 years. To the extent the actual forfeiture rate is different from what we have anticipated, share-based compensation related to these awards will be different from our expectations.

Derivative Instruments	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Derivative Instruments
Derivative Instruments

Note 4.  Derivative Instruments

We are exposed to fluctuations in interest rates on our senior secured term loan facility. During fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBOR (the “cap”). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for cash flow hedge accounting under ASC 815, Derivatives and Hedging. The fair value of the cap as of October 27, 2012 and January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of October 29, 2011 was $2 million. The change in fair value of the cap for the quarter and nine months ended October 27, 2012 was minimal. The change in fair value of the cap for the quarter and nine months ended October 29, 2011, resulted in a loss of $1 million and a loss of $4 million, respectively. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Comprehensive Income.

Note 8.  Derivative Instruments

We are exposed to fluctuations in interest rates on our Senior Secured Term Loan Facility. During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate (the "cap"). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR rate or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for hedge accounting under ASC 815, Derivatives and Hedging.  The fair value of the cap as of January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of January 29, 2011 was $6 million. The change in fair value of the cap for the years ended January 28, 2012 and January 29, 2011, resulted in a loss of $5 million and $12 million, respectively. The change in fair value of the cap for the year ended January 30, 2010, resulted in a gain of $10 million. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Operations.

We are exposed to fluctuations in exchange rates between the U.S. and Canadian dollar, which is the functional currency of our Canadian subsidiary. During the second quarter of fiscal 2008, we executed foreign currency forward contracts to mitigate the effects of currency fluctuations, which we designated as a cash flow hedge. The objective of the forward contracts was to hedge intercompany payments for forecasted purchases of inventory by our Canadian subsidiary, which are denominated in U.S. dollars. The term of this cash flow hedge extended through the first quarter of fiscal 2009. To achieve our objective and to minimize the risk of ineffectiveness, the notional values represented a portion of our Canadian subsidiary's forecasted intercompany purchases. Hedge ineffectiveness was recorded in Other (income) and expense, net in the Consolidated Statement of Operations. For the year ended January 30, 2010, the ineffective portion of the hedge was immaterial. For the portion of the hedge that was effective, the change in fair value of the hedge was initially recorded in Accumulated other comprehensive income in the Consolidated Statements of Stockholders' Deficit. As the underlying inventory was sold to our customers, amounts were reclassified from Accumulated other comprehensive income to Cost of sales and occupancy expense in the Consolidated Statement of Operations. We also classified the cash flows from derivative instruments in Prepaid expenses and other in the Consolidated Statement of Cash Flows. During fiscal 2009, we reclassified $6 million from Accumulated other comprehensive income to Cost of sales and occupancy expense.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Fair Value Measurements

Note 5. Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

·                  Level 1 — Quoted prices for identical instruments in active markets;

·                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

·                  Level 3 — Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBO rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of October 27, 2012, the fair value of the cap was nominal. See Note 4 for additional information on our derivative instruments.

We apply fair value techniques on a non-recurring basis for the establishment of potential impairment loss related to goodwill pursuant to ASC 350, Intangibles—Goodwill and Other and determining the fair value of long-lived assets pursuant to ASC 360, Property, Plant, and Equipment. During the quarter ended October 27, 2012, there were no events or changes in circumstances indicating the carrying amounts of our goodwill or long-lived assets may not be recoverable.

The table below provides the carrying and fair values of our senior secured term loan and notes as of October 27, 2012. The fair value of our senior secured term loan was determined based on quoted market prices which are considered Level 2 inputs within the fair value hierarchy. The fair value of our notes was determined based on recent trades which are considered Level 1 inputs within the fair value hierarchy.

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

Note 9.  Fair Value Measurements

As defined in ASC 820, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

·                  Level 1 - Quoted prices for identical instruments in active markets;

·                  Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

·                  Level 3 - Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of January 28, 2012, the fair value of the cap was nominal. See Note 8 for additional information on our derivative instruments.

In connection with the acquisition of certain assets of ScrapHD, the Company has a contingent obligation, to be paid in cash, to the owners of ScrapHD based on future operating performance. The fair value of this contingent consideration is determined using an expected present value technique. Expected operating results are determined using the probability-weighted average of possible outcomes that would occur should certain financial metrics be reached. There is no market data available to use in valuing the contingent consideration; therefore, the Company developed its own assumptions related to the future financial performance of the business to estimate the fair value of the liability which was then discounted to present value using the weighted average cost of capital. The weighted average cost of capital was derived from comparable companies and management's estimates. These factors are considered Level 3 inputs within the fair value hierarchy. The contingent consideration was established at the time of acquisition and is evaluated at each reporting period. We reduced the fair value of our contingent consideration liability from $4 million as of January 29, 2011 to a nominal amount as of January 28, 2012. The $4 million gain from the change in the fair value of the contingent consideration is recorded in Selling, general, and administrative expense on the Consolidated Statements of Operations. The liability is recorded in Other long-term liabilities on the Consolidated Balance Sheets.

Long-lived assets held for use consists of stores tested for impairment as a result of our impairment review. The inputs used to measure the fair value of these long-lived assets include the calculation of undiscounted store-specific cash flows using management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. These factors are considered Level 3 inputs within the fair value hierarchy. As a result of our impairment review, we recorded less than $1 million in impairment charges for long-lived assets in fiscal 2011 and fiscal 2010. In fiscal 2009, we recorded $3 million in impairment charges for long-lived assets, of which $2 million is reflected in Cost of sales and occupancy expense and $1 million is reflected in Selling, general and administrative expense on the Consolidated Statements of Operations.

In accordance with ASC 350, Intangibles - Goodwill and Other, we have performed the required impairment review related to goodwill. In conducting our impairment review for fiscal 2011, we elected to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent impariment testing. Based on this review at January 28, 2012, we do not believe it is more likely than not that the carrying amount of our reporting unit exceeds its fair value.

The table below provides the carrying and fair values of our debt as of January 28, 2012. The fair values of these debt instruments were determined based on quoted market prices or recent trades.

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328

Retirement Plans	12 Months Ended
Jan. 28, 2012
Retirement Plans
Retirement Plans

Note 10.  Retirement Plans

We sponsor a 401(k) Savings Plan for our eligible employees and certain of our subsidiaries. Participation in the 401(k) Savings Plan is voluntary and available to any employee who is 21 years of age and has completed 500 hours of service in a six-month eligibility period. Participants may elect to contribute up to 80% of their compensation on a pre-tax basis and up to 10% on an after-tax basis. In accordance with the provisions of the 401(k) Savings Plan, we make a matching cash contribution to the account of each participant in an amount equal to 50% of the participant's pre-tax contributions that do not exceed 6% of the participant's considered compensation for the year. Matching contributions, and the actual earnings thereon, vest to the participants based on years of service, with 100% vesting after three years. Our matching contribution expense, net of forfeitures, was $4 million in fiscal 2011 and $3 millon for both fiscal 2010 and fiscal 2009.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 7.  Commitments and Contingencies

We are involved in ongoing legal and regulatory proceedings.  Other than those described in the following paragraphs, there were no material changes to our disclosures of commitments and contingencies from our Annual Report on Form 10-K for the fiscal year ended January 28, 2012 and our Quarterly Report on Form 10-Q for the quarterly periods ended April 28, 2012 and July 28, 2012.

Employee Claims

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California. We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011. The complaint was subsequently amended to add an additional named plaintiff, Terri McDonald. The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California’s unfair competition law. The plaintiffs seek injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys’ fees and costs. On August 10, 2012, we reached a tentative class-wide settlement with plaintiffs and the Court granted preliminary approval on October 26, 2012. A final approval hearing is scheduled for March 1, 2013.  The settlement, if approval is granted, will not have a material effect on our consolidated financial statements, and was accrued as of October 27, 2012.

Irene Barreras Claim

On July 24, 2012, Irene Barreras, a former employee, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of the State of California for the County of Alameda (“Alameda Superior Court”), alleging unfair business competition and unjust enrichment, wrongful termination, disability discrimination, failure to prevent discrimination, failure to engage in the interactive process, and failure to accommodate mental or physical disabilities.  The suit is brought on Ms. Barreras’ behalf and on behalf of a class of all retail store employees who were terminated from July 24, 2008 to the present, allegedly due to Michaels refusal to engage in the interactive process with, or provide accommodations to, the terminated employees who did not meet the qualifications for medical leaves.  The plaintiff seeks injunctive relief, compensatory damages, punitive damages, consequential damages, general damages, interest, attorneys’ fees and costs.  On August 24, 2012, we removed the case to the United States District Court, Northern District of California. Our motion to dismiss the case is pending. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our consolidated financial statements.

Consumer Class Action Claims

Pricing and Promotion

On April 30, 2012, William J. Henry, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Court of Common Pleas, Lake County, Ohio, on behalf of himself and all similarly-situated Ohio consumers who purchased framing products and/or services from Michaels during weeks where Michaels was advertising a discount for framing products and/or services. The lawsuit alleges that Michaels advertised discounts on its framing products and/or services without actually providing a discount to its customers. The plaintiff claims violation of Ohio law ORC 1345.01 et seq., breach of contract, unjust enrichment and fraud. The plaintiff has alleged damages, penalties and fees not to exceed $5 million, exclusive of interest and costs. We filed a Motion to Dismiss on July 3, 2012.  On October 23, 2012, the Court granted our Motion to Dismiss, in part, dismissing the Plaintiff’s breach of contract claim and denying the motion as to the other claims. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

Website Tracking and Coding

On June 19, 2012, Jerome Jurgens, a citizen of Missouri, filed a purported class action proceeding against Michaels Stores, Inc. in the 25th Judicial Circuit Court, Phelps County, Missouri, on behalf of himself, Wendy Poepsel and all other similarly-situated Missouri individuals who, on or after June 19, 2007, accessed the Michaels website and had Flash cookies attach to their computers. Plaintiffs allege that Michaels, through the use of its website, makes use of cookies in order to ascertain user’s web browsing habits.  Specifically, the plaintiffs allege violations of the Missouri Computer Tampering and Merchandising Practices Act statutes, as well as common law claims of conversion, trespass to chattels, invasion of privacy and unjust enrichment are alleging damages, penalties and fees not to exceed $5 million, inclusive of costs and attorneys’ fees.  We filed a Motion to Dismiss on August 8, 2012, which was subsequently denied. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incidental to the ordinary course of business.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: “probable”, meaning that “the future event or events are likely to occur”; “remote”, meaning that “the chance of the future event or events occurring is slight”; and “reasonably possible”, meaning that “the chance of the future event or events occurring is more than remote but less than likely”. In accordance with ASC 450, the Company accrues for a loss contingency when we conclude the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, as well as other ongoing matters previously disclosed in the Company’s filings with the Securities and Exchange Commission, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $15 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company’s management, based on current knowledge and after taking into account its current legal accruals, the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company’s consolidated results of operations or cash flows in particular quarterly or annual periods.

Note 11.  Commitments and Contingencies

Commitments

We operate stores and use distribution centers, office facilities, and equipment that are generally leased under non-cancelable operating leases, the majority of which provide for renewal options. Future minimum annual rental commitments for all non-cancelable operating leases as of January 28, 2012 are as follows (in millions):

For the fiscal year:	Operating Leases
2012	$355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	$1,788

Rental expense applicable to non-cancelable operating leases was $345 million, $327 million, and $319 million, in fiscal 2011, 2010, and 2009, respectively.

Employee Claims

Adams Claim

On April 22, 2009, 129 individuals commenced an action against the Company styled Adams, et. al. v. Michaels Stores, Inc. in the U.S. District Court for the Central District of California. The Adams suit alleges that Michaels failed to pay overtime wages, provide meal and rest periods (or compensation in lieu thereof), accurately record hours worked and provide itemized employee wage statements. The Adams suit additionally alleges that the foregoing conduct was in breach of California's unfair competition law. Similar claims were subsequently filed by an additional eight individuals.  The plaintiffs seek injunctive relief, damages for unpaid wages, penalties, restitution, interest, and attorneys' fees and costs. A number of the individual plaintiff claims have been settled for immaterial amounts. A bench trial on one of the plaintiff's case occurred in December 2010, and no decision has been rendered.  We believe we have meritorious defenses and intend to defend the remaining individual claims vigorously. We do not believe the resolution of these cases will have a material effect on our Consolidated Financial Statements.

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California.  We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011.  The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Rea Claim

On September 15, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of Orange ("Superior Court") by four former store managers as a purported class action proceeding on behalf of themselves and certain former and current store managers employed by Michaels stores in California.  The lawsuit alleges that the Company stores improperly classified its store managers as exempt employees and as such failed to pay all wages, overtime, waiting time penalties and failed to provide accurate wage statements.  The lawsuit also alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiffs have pled less than five million dollars in damages, penalties, costs of suit and attorneys' fees, exclusive of interest. We believe we have meritorious defenses and intend to defend the lawsuit vigorously.  Based on the plaintiffs' pleadings of less than $5 million dollars, we do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Tijero and Godfrey Consolidated Claim

On February 12, 2010, the Company and its wholly owned subsidiary, Aaron Brothers, was served with a lawsuit filed in the California Superior Court in and for the County of Alameda by Jose Tijero, a former assistant manager for Aaron Brothers as a purported class action proceeding on behalf of himself and all current and former hourly retail employees employed by Aaron Brothers in California. On July 12, 2010, Aaron Brothers was served with a lawsuit filed in the California Superior Court in and for the County of Orange by Amanda Godfrey, a former Aaron Brothers' hourly employee alleging similar allegations as in the Tijero suit. On October 15, 2010, the cases were consolidated against Aaron Brothers and re-filed in the U.S. District Court-Northern District of California. These suits allege that Aaron Brothers failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law. The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Consumer Class Action Claims

Zip Code Claims

On August 15, 2008, Linda Carson, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of California, County of San Diego ("San Diego Superior Court"), on behalf of herself and all similarly-situated California consumers. The Carson lawsuit alleges that Michaels unlawfully requested and recorded personally identifiable information (i.e., her zip code) as part of a credit card transaction. The plaintiff sought statutory penalties, costs, interest, and attorneys' fees. We contested certification of this claim as a class action and filed a motion to dismiss the claim. On March 9, 2009, the Court dismissed the case with prejudice. The plaintiff appealed this decision to the California Court of Appeal for the Fourth District, San Diego. On July 22, 2010, the Court of Appeal upheld the dismissal of the case. The plaintiff appealed this decision to the Supreme Court of California ("California Supreme Court"). On September 29, 2010, the California Supreme Court granted the plaintiff's petition for review; however, it stayed any further proceedings in the case until another similar zip code case pending before the court, Pineda v. Williams-Sonoma, was decided. On February 10, 2011, the California Supreme Court ruled, in the Williams-Sonoma case, that zip codes are personally identifiable information and therefore the Song-Beverly Credit Card Act of 1971, as amended ("Song Act") prohibits businesses from requesting or requiring zip codes in connection with a credit card transaction. On or about April 6, 2011, the Supreme Court transferred the Carson case back to the Court of Appeal with directions to the Court to reconsider its decision in light of the Pineda decision. Upon reconsideration the Court of Appeal remanded the case back to the San Diego Superior Court. We are reviewing the matter in light of this decision and, at this time, we are unable to estimate a range of loss, if any, in this case.

Additionally, since the California Supreme Court decision on February 10, 2011, three additional purported class action lawsuits alleging violations of the Song Act have been filed against the Company: Carolyn Austin v. Michaels Stores, Inc. and Tiffany Heon v. Michaels Stores, Inc., both in the San Diego Superior Court and Sandra A. Rubinstein v. Michaels Stores, Inc. in the Superior Court of California, County of Los Angeles, Central Division.  The Rubenstein case was transferred to the San Diego Superior Court.  Unopposed motions to coordinate these actions have been filed and an order coordinating the cases has been entered. Also, relying in part on the California Supreme Court decision, an additional purported class action lawsuit was filed on May 20, 2011 against the Company: Melissa Tyler v. Michaels Stores, Inc. in the U.S. District Court-District of Massachusetts, alleging violation of a similar Massachusetts statute, Mass. Gen. Laws ch. 93, section 105(a) ("Statute"),  regarding the collection of personally identifiable information in connection with a credit card transaction. A hearing was held on October 20, 2011 on our Motion to Dismiss the claims.  On January 6, 2012, the Court granted our Motion to Dismiss.  However, the Court certified questions of law to the Massachusetts Supreme Judicial Court regarding the interpretation of the Statute.  Briefing to the Supreme Judicial Court will take place in the Spring 2012 and we anticipate oral arguments to be scheduled in the fall 2012.

We intend to vigorously defend each of these cases and we are unable, at this time, to estimate a range of loss, if any.

Data Breach Claims

Payment Card Terminal Tampering

On May 3, 2011, we were advised by the U.S. Secret Service that they were investigating certain fraudulent debit card transactions that occurred on accounts that had been used for legitimate purchases in selected Michaels stores. A subsequent internal investigation revealed that approximately 90 payment card terminals in certain Michaels stores had been physically tampered with, potentially resulting in customer debit and credit card information to be compromised. We have since removed and replaced approximately 7,200 payment card terminals comparable to the identified tampered payment card terminals from our Michaels stores.  The Company continues to cooperate with various governmental entities and law enforcement authorities in investigating the payment card terminal tampering, but we do not know the full extent of any fraudulent use of such information.

On May 18, 2011, Brandi F. Ramundo, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the U.S. District Court for the Northern District of Illinois, on behalf of herself and all similarly-situated U.S. consumers. The Ramundo lawsuit alleges that Michaels failed to take commercially reasonable steps to protect consumer financial data, and was in breach of contract and various laws, including the Federal Stored Communications Act and the Illinois Consumer Fraud and Deceptive Practices Act. The plaintiff seeks compensatory, statutory and punitive damages, costs, credit card fraud monitoring services, interest and attorneys' fees. Subsequently three additional purported class action lawsuits significantly mirroring the claims in the Ramundo complaint were filed against the Company: Mary Allen v. Michaels Stores, Inc., Kimberly Siprut v. Michaels Stores, Inc., and Jeremy Williams v. Michaels Stores, Inc., all in the U.S. District Court for the Northern District of Illinois. On June 8, 2011, an order was entered consolidating all four matters, which also provided for future consolidation of all related actions subsequently filed or transferred. On July 8, 2011, a Consolidated Amended Class Action Complaint styled In Re Michaels Stores Pin Pad Litigation ("In Re Michaels Stores Consolidated Complaint") was filed in the U.S. District Court for the Northern District of Illinois and on August 8, 2011, we filed a Motion to Dismiss the In Re Michaels Stores Consolidated Complaint. A hearing on this motion was held on October 27, 2011 and the decision is pending. On August 25, 2011, subsequent to the filing of the Consolidated Complaint and our Motion to Dismiss, a fifth class action, Sherry v. Michaels Stores, Inc., was filed in the U.S. District Court for the Northern District of Illinois.  On September 29, 2011, the Sherry case was reassigned and consolidated into the Consolidated Complaint. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We are unable to estimate a range of loss, if any, in the case.

Two additional purported class action lawsuits significantly mirroring the claims in the In Re Michaels Stores Consolidated Complaint have been filed against the Company in New Jersey: Sara Rosenfeld and Ilana Soffer v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on July 7, 2011, removed to the U.S. District Court of New Jersey on August 5, 2011, and transferred to the Northern District of Illinois on September 9, 2011 and reassigned and consolidated into the Consolidated Complaint; and Lori Wilson v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on August 10, 2011.  We are seeking to have the Wilson case transferred and consolidated as well by filing appropriate requests with the Judicial Panel on Multi-District Litigation. We believe we have meritorious defenses and intend to defend the lawsuits vigorously. Nevertheless, the parties are attempting to reach a mediated settlement for an amount that we do not believe will have a material effect on our Consolidated Financial Statements.

Governmental Inquiries and Related Matters

Non-U.S. Trust Inquiry

In early 2005, the District Attorney's office of the County of New York and the SEC opened inquiries concerning non-U.S. trusts that directly or indirectly held shares of Michaels Common Stock and Common Stock options. A federal grand jury requested information with respect to the same facts. We are cooperating in these inquiries and have provided information in response to the requests.

Certain of these trusts and corporate subsidiaries of the trusts acquired securities of Michaels in transactions directly or indirectly with Charles J. Wyly, Jr. and Sam Wyly, who were, respectively, Chairman and Vice Chairman of the Board of Directors prior to the consummation of the Merger, or with other Wyly family members. In addition, subsidiaries of certain of these trusts acquired securities directly from us in private placement transactions in 1996 and 1997 and upon the exercise of stock options transferred, directly or indirectly, to the trusts or their subsidiaries by Charles Wyly, Sam Wyly, or other Wyly family members.

We understand that Charles Wyly and Sam Wyly and/or certain of their family members are beneficiaries of irrevocable non-U.S. trusts. The 1996 and 1997 private placement sales by us of Michaels securities to subsidiaries of certain of these trusts were disclosed by us in filings with the SEC. The transfer by Charles Wyly and/or Sam Wyly (or by other Wyly family members or family-related entities) of Michaels securities to certain of these trusts and subsidiaries was also disclosed in filings with the SEC by us and/or by Charles Wyly and Sam Wyly. Based on information provided to us, our SEC filings prior to 2005 did not report securities owned by the non-U.S. trusts or their corporate subsidiaries as beneficially owned by Charles Wyly and Sam Wyly.

Charles Wyly and Sam Wyly filed an amended Schedule 13D with the SEC on April 8, 2005, stating that they may be deemed the beneficial owners of Michaels securities held directly or indirectly by the non-U.S. trusts. In our 2005 and 2006 proxy statements, we included the securities held in the non-U.S. trusts or their separate subsidiaries, as reported by the Wylys, in the beneficial ownership table of our principal stockholders and management, with appropriate footnotes.

On July 29, 2010, the SEC filed a civil enforcement action in federal district court for the Southern District of New York against Charles Wyly, Sam Wyly and others alleging, among other things, violations of various federal securities laws, including those governing ownership reporting and trading of securities, in connection with the non-U.S. trusts and their subsidiaries. Additional information may be obtained at the SEC's website. Sam Wyly, the estate of Charles Wyly and the Wylys' attorney, Michael French, also a former director of the Company, have requested indemnification from the Company for certain legal costs with respect to these matters. The Company has resolved all claims with regards to Sam Wyly and the estate of Charles Wyly for an immaterial amount.  The Company believes that Mr. French's claim is without merit.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incident to the ordinary course of business. The results of litigation are inherently unpredictable. Any claims against us, whether meritorious or not, could be time consuming, result in costly litigation, require significant amounts of management time and result in diversion of significant resources.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: "probable," meaning that "the future event or events are likely to occur"; "remote," meaning that "the chance of the future event or events occurring is slight"; and "reasonably possible," meaning that "the chance of the future event or events occurring is more than remote but less than likely." In accordance with ASC 450, the Company accrues for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $13 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company's management, based on current knowledge and after taking into account its current legal accruals, that the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Concentration of Credit Risk	12 Months Ended
Jan. 28, 2012
Concentration of Credit Risk
Concentration of Credit Risk

Note 12.  Concentration of Credit Risk

We periodically invest our excess cash and equivalents in money market funds and trusts, which are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. We also deposit a portion of our cash and equivalents with numerous federally-insured financial institutions, the balances of which often exceed $250,000. The Federal Deposit Insurance Corporation insures each account up to a maximum of $250,000 of the aggregate account balance with each institution. We believe counterparty default risk is low as we only use financial institutions with investment grade ratings or funds and trusts that invest in securities with investment grade ratings and that possess the necessary liquidity to satisfy our redemption needs.

We invest cash balances in excess of operating requirements primarily in money market mutual funds and short-term interest-bearing securities, generally with maturities of 90 days or less. Due to the short-term nature of our investments, the fair value of our cash and equivalents at January 28, 2012 approximated carrying value.

We have market risk exposure arising from changes in interest rates on our Senior Secured Credit Facilities. The interest rates on our Senior Secured Credit Facilities will reprice periodically, which will impact our earnings and cash flow. The interest rates on our 2018 Senior Notes, Senior Subordinated Notes, and Subordinated Discount Notes are fixed.  Based on our overall interest rate exposure to variable rate debt outstanding as of January 28, 2012, a 1% increase or decrease in interest rates would increase or decrease income before income taxes by approximately $20 million. A 1% increase or decrease in interest rates would decrease or increase the fair value of our long-term fixed rate debt by approximately $26 million. A change in interest rates would not materially affect the fair value of our variable rate debt as the debt reprices periodically.

Segments and Geographic Information	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Segments and Geographic Information

Note 8.  Segments and Geographic Information

We consider our Michaels — U.S., Michaels — Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine all operating segments into one reporting segment.

Our sales and assets by country are as follows:

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

Our chief operating decision makers evaluate historical operating performance, plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization, and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that more closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel are based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

Note 13. Segments and Geographic Information

We consider our Michaels—U.S., Michaels—Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine those operating segments into one reporting segment.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1.

Our sales and assets by country are as follows:

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

We present assets based on their physical, geographic location. Certain assets located in the U.S. are also used to support our Canadian operations, but we do not allocate these assets to Canada.

Our Consolidated Net sales by major product categories are as follows:

	Fiscal Year
	2011	2010	2009
General and children’s crafts	$1,908	$1,791	$1,682
Home decor and seasonal	837	805	796
Framing	804	794	756
Scrapbooking	661	641	654
	$4,210	$4,031	$3,888

Our chief operating decision makers evaluate historical operating performance and plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that most closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel is based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530

Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Related Party Transactions
Related Party Transactions

Note 9.  Related Party Transactions

We pay annual management fees to Bain Capital Partners, LLC (“Bain Capital”) and The Blackstone Group L.P. (“The Blackstone Group” and, together with Bain Capital, the “Sponsors”) and Highfields Capital Management LP in the amount of $12 million and $1 million, respectively. We recognized $3 million of expense related to annual management fees during the third quarter of each of fiscal 2012 and fiscal 2011, respectively, and $10 million during each of the nine months ended October 27, 2012 and October 29, 2011. These expenses are included in related party expenses on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in LogicSource, an external vendor we utilize for print procurement services.  Payments associated with this vendor during the quarter and nine months ended October 27, 2012, were $1 million and $3 million, respectively. Payments associated with this vendor during the quarter and nine months ended October 29, 2011, were $1 million and $3 million, respectively. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor for the nine months ended October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Brixmor Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $1 million. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $3 million and $2 million, respectively. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $2 million. Payments associated with this vendor for each of the nine months ended October 27, 2012 and October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores.  Payments associated with this vendor during the third quarter of fiscal 2012 and fiscal 2011 were $5 million and $4 million, respectively. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $16 million and $13 million, respectively. These expenses are recognized in cost of sales as the sales are recorded.

The Blackstone Group owns a partial equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of the three and nine months ended October 27, 2012 and October 29, 2011 were $1 million.  These expenses are included in Selling, general, and administrative expense on the Consolidated Statements of Comprehensive Income.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during the first nine months of each of fiscal 2012 and fiscal 2011.  Also, during the third quarter and nine months ended October 27, 2012, we repurchased 9,333 and 14,667 shares, respectively, from officers who are no longer with the Company.  During the third quarter and the nine months ended October 29, 2011, we repurchased 17,333 and 192,001 shares, respectively, from officers who are no longer with the Company.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group.  As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group.  As of October 27, 2012, affiliates of The Blackstone Group held $51 million of our senior secured term loan.

Note 14. Related Party Transactions

We pay annual management fees to the Sponsors in the amount of $12 million and an annual management fee to Highfields Capital Management L.P. in the amount of $1 million. We recognized $13 million of expense in fiscal 2011 and $14 million of expense in fiscal 2010 and fiscal 2009 related to annual management fees and reimbursement of out-of-pocket expenses.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $39 million and $39 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Bain Capital owns a majority equity position in LogicSource, an external vendor we began utilizing for print procurement services during the first quarter of fiscal 2011. Payments associated with this vendor during fiscal 2011 were $5 million. These expenses are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $6 million and $7 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $20 million, $19 million, and $18 million, respectively, and are recognized in cost of sales as the sales are incurred.

The Blackstone Group owns a partially equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of fiscal 2011 and fiscal 2010 were $1 million, and are included in Selling, general, and administrative expense in the Consolidated Statement of Operations.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Centro Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during fiscal 2011 were $3 million. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Operations.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group. As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group. As of January 28, 2012, affiliates of The Blackstone Group held $56 million of our Senior Secured Term Loan Facility and $2 million of our 2018 Senior Notes.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during fiscal 2011, fiscal 2010, and fiscal 2009. During fiscal 2011 , we repurchased 192,001 shares from officers who are no longer with the Company. There were no shares repurchased during fiscal 2010 and fiscal 2009.

Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

Note 10.  Condensed Consolidating Financial Information

All obligations of Michaels Stores, Inc. under the Senior notes, Senior subordinated notes, Subordinated discount notes, senior secured term loan facility, and senior secured asset-based revolving credit facility are guaranteed by each of our subsidiaries other than Aaron Brothers Card Services, LLC, Artistree of Canada, ULC and Michaels Stores of Puerto Rico, LLC. As of October 27, 2012, the financial statements of Aaron Brothers Card Services, LLC, Artistree of Canada, ULC and Michaels Stores of Puerto Rico, LLC were immaterial. Each subsidiary guarantor is 100% owned by the parent and all guarantees are joint and several and full and unconditional.

The following condensed consolidating financial information represents the financial information of Michaels Stores, Inc. and its wholly-owned subsidiary guarantors, prepared on the equity basis of accounting.  The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X.  The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiary guarantors operated as independent entities.

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$883	$685	$(554)	$1,014
Cost of sales and occupancy expense	574	591	(554)	611
Gross profit	309	94	—	403
Selling, general, and administrative expense	240	38	—	278
Related party expenses	3	—	—	3
Store pre-opening costs	2	1	—	3
Operating income	64	55	—	119
Interest expense	60	—	—	60
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	—	—	—	—
Intercompany charges (income)	21	(21)	—	—
Equity in earnings of subsidiaries	76	—	(76)	—
Income before income taxes	56	76	(76)	56
Provision for income taxes	20	27	(27)	20
Net income	36	49	(49)	36
Comprehensive income	$36	$49	$(49)	$36

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$873	$635	$(512)	$996
Cost of sales and occupancy expense	561	545	(512)	594
Gross profit	312	90	—	402
Selling, general, and administrative expense	243	36	—	279
Related party expenses	3	—	—	3
Store pre-opening costs	1	1	—	2
Operating income	65	53	—	118
Interest expense	62	—	—	62
Loss on early extinguishment of debt	1	—	—	1
Other (income) and expense, net	1	3	—	4
Intercompany charges (income)	19	(19)	—	—
Equity in earnings of subsidiaries	69	—	(69)	—
Income before income taxes	51	69	(69)	51
Provision for income taxes	19	26	(26)	19
Net income	32	43	(43)	32

Other comprehensive income, net of tax:
Foreign currency translation adjustment	(1)	—	—	(1)
Comprehensive income	$31	$43	$(43)	$31

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,520	$1,756	$(1,392)	$2,884
Cost of sales and occupancy expense	1,624	1,498	(1,392)	1,730
Gross profit	896	258	—	1,154
Selling, general, and administrative expense	684	106	—	790
Related party expenses	10	—	—	10
Store pre-opening costs	4	1	—	5
Operating income	198	151	—	349
Interest expense	187	—	—	187
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	(1)	—	—	(1)
Intercompany charges (income)	53	(53)	—	—
Equity in earnings of subsidiaries	204	—	(204)	—
Income before income taxes	160	204	(204)	160
Provision for income taxes	58	74	(74)	58
Net income	102	130	(130)	102
Comprehensive income	$102	$130	$(130)	$102

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,454	$1,654	$(1,302)	$2,806
Cost of sales and occupancy expense	1,595	1,390	(1,302)	1,683
Gross profit	859	264	—	1,123
Selling, general, and administrative expense	673	101	—	774
Related party expenses	10	—	—	10
Store pre-opening costs	3	1	—	4
Operating income	173	162	—	335
Interest expense	188	—	—	188
Loss on early extinguishment of debt	16	—	—	16
Other (income) and expense, net	4	—	—	4
Intercompany charges (income)	52	(52)	—	—
Equity in earnings of subsidiaries	214	—	(214)	—
Income before income taxes	127	214	(214)	127
Provision for income taxes	48	80	(80)	48
Net income	79	134	(134)	79
Comprehensive income	$79	$134	$(134)	$79

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Note 15. Condensed Consolidating Financial Information

All obligations of Michaels Stores, Inc. under the 2018 Senior notes, Senior Subordinated Notes, Subordinated Discount Notes, Senior Secured Term Loan Facility, and senior secured asset-based Revolving Credit Facility are guaranteed by each of our subsidiaries other than Aaron Brothers Card Services, LLC and Artistree of Canada, ULC. As of January 28, 2012, the financial statements of Aaron Brothers Card Services, LLC and Artistree of Canada, ULC were immaterial. Each subsidiary guarantor is 100% owned by the parent and all guarantees are joint and several and full and unconditional.

The following condensed consolidating financial information represents the financial information of Michaels Stores, Inc. and its wholly-owned subsidiary guarantors, prepared on the equity basis of accounting. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiary guarantors operated as independent entities.

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$3,684	$2,369	$(1,843)	$4,210
Cost of sales and occupancy expense	2,390	1,979	(1,843)	2,526
Gross profit	1,294	390	—	1,684
Selling, general, and administrative expense	953	145	—	1,098
Related party expenses	13	—	—	13
Store pre-opening costs	3	1	—	4
Operating income	325	244	—	569
Interest expense	254	—	—	254
Loss on early extinguishment of debt	18	—	—	18
Other (income) and expense, net	5	4	—	9
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	313	—	(313)	—
Income before income taxes	288	313	(313)	288
Provision for income taxes	112	121	(121)	112
Net income	$176	$192	$(192)	$176

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
Net sales	$3,530	$2,294	$(1,793)	$4,031
Cost of sales and occupancy expense	2,341	1,919	(1,793)	2,467
Gross profit	1,189	375	—	1,564
Selling, general, and administrative expense	919	140	—	1,059
Related party expenses	14	—	—	14
Store pre-opening costs	3	—	—	3
Operating income	253	235	—	488
Interest expense	276	—	—	276
Loss on early extinguishment of debt	53	—	—	53
Other (income) and expense, net	12	(2)	—	10
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	310	—	(310)	—
Income before income taxes	149	310	(310)	149
Provision for income taxes	46	107	(107)	46
Net income	$103	$203	$(203)	$103

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
Net sales	$3,428	$2,233	$(1,773)	$3,888
Cost of sales and occupancy expense	2,350	1,846	(1,773)	2,423
Gross profit	1,078	387	—	1,465
Selling, general, and administrative expense	916	136	—	1,052
Related party expenses	14	—	—	14
Store pre-opening costs	2	—	—	2
Operating income	146	251	—	397
Interest expense	257	—	—	257
Other (income) and expense, net	(11)	(6)	—	(17)
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	330	—	(330)	—
Income before income taxes	157	330	(330)	157
Provision for income taxes	54	105	(105)	54
Net income	$103	$225	$(225)	$103

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill, net	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$—	$319
Merchandise inventories	571	255	—	826
Intercompany receivables	—	348	(348)	—
Other	109	17	—	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	—	301
Goodwill, net	95	—	—	95
Investment in subsidiaries	295	—	(295)	—
Other assets	112	1	—	113
Total assets	$1,725	$698	$(643)	$1,780
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$7	$266	$—	$273
Accrued liabilities and other	262	122	—	384
Current portion of long-term debt	1	—	—	1
Intercompany payable	348	—	(348)	—
Other	24	3	—	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	—	—	3,667
Other long-term liabilities	70	12	—	82
Total stockholders’ deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders’ deficit	$1,725	$698	$(643)	$1,780

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413
Investing activities:
Cash paid for property and equipment	(88)	(21)	—	(109)
Net cash used in investing activities	(88)	(21)	—	(109)
Financing activities:
Net repayments of long-term debt	(227)	—	—	(227)
Intercompany dividends	—	(215)	215	—
Other financing activities	(25)	—	—	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)
Increase in cash and equivalents	54	(2)	—	52
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$363	$8	$—	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438
Investing Activities:
Cost of business acquisition	(2)	—	—	(2)
Cash paid for property and equipment	(69)	(12)	—	(81)
Net cash used in investing activities	(71)	(12)	—	(83)
Financing Activities:
Net repayments of long-term debt	(225)	—	—	(225)
Intercompany dividends	—	(289)	289	—
Other financing activities	(28)	—	—	(28)
Net cash used in financing activities	(253)	(289)	289	(253)
Increase in cash and equivalents	102	—	—	102
Beginning cash and equivalents	207	10	—	217
Ending cash and equivalents	$309	$10	$—	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405
Investing activities:
Cash paid for property and equipment	(38)	(5)	—	(43)
Net cash used in investing activities	(38)	(5)	—	(43)
Financing activities:
Net borrowings of long-term debt	(171)	—	—	(171)
Intercompany dividends	—	(517)	517	—
Other financing activities	(7)	—	—	(7)
Net cash used in financing activities	(178)	(517)	517	(178)
Increase in cash and equivalents	181	3	—	184
Beginning cash and equivalents	26	7	—	33
Ending cash and cash equivalents	$207	$10	$—	$217

Subsequent Event	12 Months Ended
Jan. 28, 2012
Subsequent Event
Subsequent Event

Note 16. Subsequent Event

On September 17, 2012, we entered into an agreement with Wells Fargo Bank, National Association (“Wells Fargo”) and other financial institutions for a second amendment and restatement of the senior secured asset-based Revolving Credit Facility (as so amended and restated, the “Restated Revolving Credit Facility”) . The Restated Revolving Credit Facility provides an aggregate amount of $650 million in commitments, subject to a borrowing base, which are scheduled to terminate on September 17, 2017 (the “ABL Maturity Date”).

The borrowing base under the Restated Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables, plus (ii) 90% of the appraised net orderly liquidation value of eligible inventory, plus (iii) the lesser of (x) 90% of the appraised net orderly liquidation value of inventory supported by eligible letters of credit and (y) 90% of the face amount of eligible letters of credit, minus (iv) certain reserves.

The Restated Revolving Credit Facility provides us with the right to request up to $200 million of additional commitments under this facility at any time. The lenders under this facility are not under any obligation to provide any such additional commitments, and any increase in commitments is subject to customary conditions precedent. If we were to request any additional commitments and the existing lenders or new lenders were to agree to provide such commitments, the facility size could be increased to up to $850 million, but our ability to borrow under this facility would still be limited by the borrowing base.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the senior secured Restated Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base (the “Loan Cap”), we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If excess availability under the Restated Revolving Credit Facility is less than (i) 12.5% of the Loan Cap, for five consecutive business days or (ii) $65 million, at any time, or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the Restated Revolving Credit Facility. Excess availability under the Restated Revolving Credit Facility means the lesser of the Loan Cap minus the outstanding credit extensions. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the senior secured asset-based Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

Borrowings under the Restated Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Wells Fargo, (2) the federal funds effective rate plus 0.50% and (3) a LIBOR subject to certain adjustments plus 1.00% or (b) a LIBOR subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is (a) 0.75% for prime rate borrowings and 1.75% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the senior secured asset-based Revolving Credit Facility. Same-day borrowings bear interest at the base rate plus the applicable margin.

We are required to pay a commitment fee on the unutilized commitments under the Restated Revolving Credit Facility, which initially is 0.375% per annum. The commitment fee is subject to adjustment each fiscal quarter. If average daily excess availability is less than or equal to 50% of the total commitments, the commitment fee will be 0.25% per annum, and if average daily excess availability is greater than 50% of the total commitments, the commitment fee will be 0.375%. We must also pay customary letter of credit fees and agency fees.

All obligations under the Restated Revolving Credit Facility are unconditionally guaranteed, jointly and severally by all of our existing material subsidiaries and are required to be guaranteed by certain of our future domestic wholly-owned material subsidiaries. All obligations under the Restated Revolving Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of our material subsidiaries (the “Subsidiary Guarantors”), including:

·                  a first-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing;

·                  a second-priority pledge of all of the capital stock held by us (excluding the stock of Michaels of Canada, ULC) and our Subsidiary Guarantors (which pledge, in the case of the capital stock of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary); and

·                  a second-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment.

The Restated Revolving Credit Facility contains a number of covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

·                  incur additional indebtedness

·                  pay dividends on the Company’s capital stock or redeem, repurchase or retire the Company’s capital stock or its other indebtedness

·                  make investments, loans, advances and acquisitions

·                  create restrictions on the payment of dividends or other amounts to the Company from its restricted subsidiaries

·                  engage in transactions with affiliates of the Company

·                  sell assets, including capital stock of the Company’s subsidiaries

·                  consolidate or merge

·                  create liens

The covenants limiting dividends and other restricted payments, investments, loans, advances and acquisitions, and prepayments or redemptions of indebtedness, each permit the restricted actions in an unlimited amount, subject to the satisfaction of certain payment conditions, principally that we must meet certain specified excess availability requirements and minimum consolidated fixed charge coverage ratios, to be tested on a pro forma and 6 months projected basis. Adjusted EBITDA is used in the calculation of the consolidated fixed charge coverage ratios. The Restated Revolving Credit Facility also contains certain customary affirmative covenants and events of default.

From the time when we have excess availability less than the greater of (a) 10% of the Loan Cap and (b) $50 million, until the time when we have excess availability greater than the greater of (a) 10% of the Loan Cap and (b) $50 million for 30 consecutive days, the Restated Revolving Credit Facility will require us to maintain a consolidated fixed charge coverage ratio of at least 1.0 to 1.0.

In accordance with ASC 470, Debt, we will record $4 million of debt issuance costs in the third quarter of fiscal 2012 that will be amortized as interest expense over the life of the Restated Revolving Credit Facility.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Summary of Significant Accounting Policies
Fiscal year
We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. All references herein to “fiscal 2012” relate to the 53 weeks ending February 2, 2013, and all references to “fiscal 2011” relate to the 52 weeks ended January 28, 2012. In addition, all references herein to “the third quarter of fiscal 2012” relate to the 13 weeks ended October 27, 2012, and all references to “the third quarter of fiscal 2011” relate to the 13 weeks ended October 29, 2011. Finally, all references to “the nine months ended October 27, 2012” relate to the 39 weeks ended October 27, 2012, and “the nine months ended October 29, 2011” relate to the 39 weeks ended October 29, 2011.

Fiscal Year

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. References to fiscal year mean the year in which that fiscal year began. Fiscal 2011 ended on January 28, 2012, fiscal 2010 ended on January 29, 2011, and fiscal 2009 ended on January 30, 2010. Each of these three fiscal years contained 52 weeks.

Consolidation

Basis of Presentation

The consolidated financial statements include the accounts of Michaels Stores, Inc. and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. All expressions of the “Company”, “us,” “we,” “our,” and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended January 28, 2012.

The balance sheet at January 28, 2012 has been derived from the audited financial statements at that date, but does not include all of the information and notes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals and other items) considered necessary for a fair presentation have been included.

Because of the seasonal nature of our business, the results of operations for the quarter and nine months ended October 27, 2012 are not indicative of the results to be expected for the entire year.

Consolidation Our Consolidated Financial Statements include the accounts of Michaels Stores, Inc. and all wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Estimates

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our Canadian operations is the Canadian dollar. Translation adjustments result from translating our Canadian subsidiary’s financial statements into U.S. dollars. Balance sheet accounts are translated at exchange rates in effect at the balance sheet date. Income statement accounts are translated at average exchange rates during the year. Resulting translation adjustments are recorded as a component of Accumulated other comprehensive income in our Consolidated Statements of Stockholders’ Deficit. Transaction gains and losses are recorded as a part of Other (income) and expense, net in our Consolidated Statements of Operations. The cumulative translation adjustment in fiscal 2011 was $6 million, net of deferred taxes of $5 million, while in fiscal 2010, the cumulative translation adjustment was $7 million, net of deferred taxes of $5 million. In fiscal 2011, we recorded transaction losses of $4 million related to foreign currency exchange rates. In fiscal 2010 and fiscal 2009, we recorded transaction gains of $2 million and $5 million, respectively, related to foreign currency exchange rates.

Cash and Equivalents

Cash and Equivalents

Cash and equivalents are comprised of cash, money market mutual funds, and short-term interest bearing securities with original maturities of three months or less and $22 million and $20 million of credit card clearing accounts as of January 28, 2012, and January 29, 2011, respectively. Cash equivalents are carried at cost, which approximates fair value. We record interest income earned from our cash and equivalents as a component of other (income) and expense, net, in our financial statements. In fiscal 2011, fiscal 2010 and fiscal 2009, we had a nominal amount of interest income.

Merchandise Inventories

Merchandise Inventories

Merchandise inventories are valued at the lower of cost or market, with cost determined using a weighted average method. Cost is calculated based upon the purchase price of an item at the time it is received by us, and also includes the cost of warehousing, handling, purchasing, and importing, as well as inbound and outbound transportation, partially offset by vendor allowances. This net inventory cost is recognized through Cost of sales when the inventory is sold. It is impractical for us to assign specific allocated overhead costs and vendor allowances to individual units of inventory. As such, to match net inventory costs against the related revenues, we estimate the net inventory costs to be deferred and recognized each period as the inventory is sold.

Vendor allowances, which primarily represent volume rebates and cooperative advertising funds, are recorded as a reduction to the cost of the merchandise inventories and a subsequent reduction in Cost of sales when the inventory is sold. We generally earn vendor allowances as a percentage of certain merchandise purchases with no minimum purchase requirements. Typically, our vendor allowance programs extend for a period of 12 months. We recognized vendor allowances of $115 million, or 2.7% of Net sales, in fiscal 2011, $112 million, or 2.8% of Net sales, in fiscal 2010, and $133 million, or 3.4% of Net sales, in fiscal 2009. During the three fiscal years ended January 28, 2012, the number of vendors from which vendor allowances were received ranged from approximately 650 to 740.

We utilize perpetual inventory records to value inventory in our stores. Physical inventory counts are performed in a significant number of stores during each fiscal quarter by a third party inventory counting service, with substantially all stores open longer than one year subject to at least one count each fiscal year. We adjust our perpetual records based on the results of the physical counts. We maintain a provision for estimated shrinkage based on the actual historical results of our physical inventories. We compare our estimates to the actual results of the physical inventory counts as they are taken and adjust the shrink estimates accordingly. We also evaluate our merchandise to ensure that the expected net realizable value of the merchandise held at the end of a fiscal period exceeds cost. In the event that the expected net realizable value is less than cost, we reduce the value of that inventory accordingly.

We routinely identify merchandise that requires some price reduction to accelerate sales of the product. The need for this reduction is generally attributable to clearance of seasonal merchandise or product that is being displaced from its assigned location in the store to make room for new merchandise. Additional SKUs that are candidates for repricing are identified using our perpetual inventory data. In each case, the appropriate repricing is determined at our corporate office. Price changes are transmitted electronically to the store and instructions are provided to our stores regarding product placement, signage, and display to ensure the product is effectively cleared.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets. Amortization of property under capital leases is on a straight-line basis over the lease term and is included in depreciation expense. We expense repairs and maintenance costs as incurred. We capitalize and depreciate significant renewals or betterments that substantially extend the life of the asset. Useful lives are generally estimated as follows (in years):

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5

*                                         We amortize leasehold improvements over the lesser of 10 years or the remaining lease term of the underlying facility.

Capitalized Software Costs

Capitalized Software Costs

We capitalize certain costs related to the acquisition and development of internal use software that is expected to benefit future periods. These costs are being amortized on a straight-line basis over the estimated useful life, which is generally five years. As of January 28, 2012 and January 29, 2011, we had unamortized capitalized software costs of $74 million and $46 million, respectively. These amounts are included in Property and equipment, net on the Consolidated Balance Sheets. Amortization of capitalized software costs totaled approximately $30 million, $14 million and $22 million in fiscal year 2011, 2010 and 2009, respectively.

Goodwill

Goodwill

Under the provisions of Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, we review goodwill for impairment each year in the fourth quarter, or more frequently if required. In conducting our impairment review, we elect to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent valuations.

If, after assessing the totality of events or circumstances such as those described above, we determine that it is more likely than not that the fair value of our reporting unit is greater than its carrying amount, no further action is required. If we determine that it is more likely than not that the fair value of our reporting unit is less than its carrying amount, we will compare each reporting unit’s carrying value to its estimated fair value, determined through estimated discounted future cash flows and market-based methodologies. If the carrying value exceeds the estimated fair value, we determine the fair value of all assets and liabilities of the reporting unit, including the implied fair value of goodwill. If the carrying value of goodwill exceeds the implied fair value, we recognize an impairment charge equal to the difference. There are assumptions and estimates underlying the determination of fair value and any resulting impairment loss. Significant changes in these assumptions, or another estimate using different, but still reasonable, assumptions could produce different results. We have performed the required impairment tests of goodwill, and the tests have not resulted in an impairment charge in fiscal 2011, fiscal 2010 or fiscal 2009.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We evaluate long-lived assets, other than goodwill and assets with indefinite lives, for indicators of impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Our evaluation compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment loss has occurred, the loss would be recognized during that period based on the estimated fair value of the assets. Our impairment analysis contains management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. If actual results differ from these estimates, we may be exposed to additional impairment losses that may be material.

Reserve for Closed Facilities

Reserve for Closed Facilities

We maintain a reserve for future rental obligations, carrying costs, and other closing costs related to closed facilities, primarily closed and relocated stores. In accordance with ASC 420, Exit or Disposal Cost Obligations, we recognize exit costs for any store closures at the time the store is closed. Such costs are recorded within the Cost of sales and occupancy expense line item on our Consolidated Statements of Operations.

The cost of closing a store or facility is recorded at the estimated fair value of expected cash flows which we calculate as the lesser of the present value of future rental obligations remaining under the lease (less estimated sublease rental income) or the lease termination fee. The determination of the reserves is dependent on our ability to make reasonable estimates of costs to be incurred post-closure and of rental income to be received from subleases. In planning our store closures, we generally try to time our exits as close to the lease termination date as possible to minimize any remaining lease obligation.

The following is a detail of account activity related to closed facilities:

	Fiscal Year
	2011	2010	2009
	(In millions)
Balance at beginning of fiscal year	$5	$7	$7
Additions charged to costs and expenses	7	—	4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	$9	$5	$7

Insurance Liabilities

Insurance Liabilities

We have insurance coverage for losses in excess of self-insurance limits for medical liability, general liability and workers’ compensation claims. Health care reserves are based on actual claims experience and an estimate of claims incurred but not reported. Reserves for general liability and workers’ compensation are determined through the use of actuarial studies. Due to the significant judgments and estimates utilized for determining these reserves, they are subject to a high degree of variability. In the event our insurance carriers are unable to pay claims submitted to them, we would record a liability for such estimated payments we expect to incur.

Revenue Recognition

Revenue Recognition

Revenue from sales of our merchandise is recognized when the customer takes possession of the merchandise. Revenue is presented net of point-of-sale coupons, discounts, and sales taxes collected. Sales related to custom framing are recognized when the order is picked up by the customer. We deferred 13 days of custom framing revenue at the end of fiscal 2011, 2010 and 2009. Our deferral is an estimate based on the number of days for manufacturing, in-store assembly, and customer pick-up. As of January 28, 2012 and January 29, 2011, our deferred framing revenue was approximately $10 million.

We allow for merchandise to be returned under most circumstances and provide a reserve for estimated returns. We use historical customer return behavior to estimate our reserve requirements. As of January 28, 2012 and January 29, 2011, our sales returns reserve was approximately $3 million.

We record a gift card liability on the date we issue the gift card to the customer. We record revenue and reduce the gift card liability as the customer redeems the gift card. The deferred revenue associated with outstanding gift cards increased $4 million from $26 million at January 29, 2011, to $30 million as of January 28, 2012. We escheat the value of unredeemed gift cards where required by law. Any remaining liabilities not subject to escheatment are evaluated to determine whether the likelihood of the gift card being redeemed is remote (gift card breakage). We recognize gift card breakage as revenue, by applying our estimate of the rate of gift card breakage over the period of estimated performance. Our estimates of the gift card breakage rate are applied to the estimated amount of gift cards that are expected to go unused, that are not subject to escheatment, and are based on customers’ historical redemption rates and patterns, which may not be indicative of future redemption rates and patterns. We recognized revenue of approximately $1 million in fiscal 2011, $3 million in fiscal 2010 and $2 million in fiscal 2009, related to such gift card balances.

Costs of Sales and Occupancy Expenses

Costs of Sales and Occupancy Expenses

Included in our Costs of sales are the following:

·                  purchase price of merchandise, net of vendor allowances and rebates

·                  inbound freight, inspection costs, duties and import agent commissions

·                  warehousing, handling, and transportation costs (including internal transfer costs such as distribution center-to-store freight costs) and purchasing and receiving costs and

·                  share-based compensation costs for those employees involved in preparing inventory for sale

Costs of sales are included in merchandise inventories and expensed as the merchandise is sold.

Included in our occupancy expenses are the following costs which are recognized as period costs as described below:

·                  store expenses such as rent, insurance, taxes, common area maintenance, utilities, repairs and maintenance

·                  amortization of store buildings and leasehold improvements

·                  store closure costs and

·                  store remodel costs

We record rent expense ratably over the term of the lease beginning with the date we take possession of or control the physical access to the premises. We record leasehold improvement reimbursements as a liability and ratably adjust the liability as a reduction to rent expense over the lease term beginning with the date we take possession of or control the physical access to the premises. At times, we receive landlord reimbursements for leasehold improvements made during the lease term, which we record as a liability and ratably adjust as a reduction to rent expense over the remaining lease term.

Selling, General, and Administrative Costs

Selling, General, and Administrative Costs

Included in our selling, general, and administrative costs are store personnel costs (including share-based compensation), store operating expenses, advertising expenses, store depreciation expense, and corporate overhead costs.

Advertising costs are expensed in the period in which the advertising first occurs. Our cooperative advertising allowances are accounted for as a reduction in the purchase price of merchandise since an obligation to advertise specific product does not exist in our cooperative advertising arrangements.

Advertising expenses were $183 million, $172 million, and $167 million for fiscal 2011, 2010, and 2009, respectively.

Store Pre-Opening Costs

Store Pre-Opening Costs

We expense all start-up activity costs as incurred. Rent expense incurred prior to the store opening is recorded in Cost of sales and occupancy expense on our Consolidated Statement of Operations.

Income Taxes

Income Taxes

We record income tax expense using the liability method for taxes and are subject to income tax in many jurisdictions, including the U.S., various states and localities, and Canada. A current tax liability or asset is recognized for the estimated taxes payable or refundable on the tax returns for the current year and a deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and carryforwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. In evaluating our ability to realize our deferred tax asset, we considered the following sources of future taxable income:

·                  future reversals of existing taxable temporary differences

·                  future taxable income, exclusive of reversing temporary differences and carryforwards

·                  taxable income in prior carryback years and

·                  tax-planning strategies

Our evaluation regarding whether a valuation allowance is required or should be adjusted also considers, among other things, the nature, frequency, and severity of recent losses, forecasts of future profitability and the duration of statutory carryforward periods. Our forecasts of future profitability represents our best estimate of these future events. After conducting this assessment, the valuation allowance recorded against our deferred tax assets was $14 million and $15 million as of January 28, 2012 and January 29, 2011, respectively. If actual results differ from estimated results or if we adjust these assumptions in the future, we may need to adjust our deferred tax assets or liabilities, which could impact our effective tax rate.

The amount of income taxes we pay is subject to ongoing audits in the taxing jurisdictions in which we operate. During these audits, the taxing authorities may challenge items on our tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. We recognize tax benefits for uncertain positions only to the extent that we believe it is more likely than not that the tax position will be sustained. Our future results may include favorable or unfavorable adjustments to our unrecognized tax benefits due to closure of income tax audits, new regulatory or judicial pronouncements, or other relevant events. As a result, our effective tax rate may fluctuate significantly on a quarterly and annual basis.

Share-Based Compensation

Share-Based Compensation

ASC 718, Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements, based on their fair value, over the requisite service period. Compensation cost is based on the grant date fair value of the award and ratably recognized as an expense over the effective vesting period. We estimate the fair value of stock option awards using a Black-Scholes option value model.

Beginning with our adoption of ASC 718, we report excess tax benefits as a cash inflow in the financing section of our Statement of Cash Flows and would record a tax deficiency, if any, as a cash outflow from operating activities. For fiscal 2011, fiscal 2010, and fiscal 2009, we did not have any tax benefits or tax deficiencies associated with share-based awards.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs,” an amendment to ASC topic 820, “Fair Value Measurements.” ASU 2011-04 conforms certain sections of Accounting Standards Codification (“ASC”) 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We adopted all requirements of ASU 2011-04 on January 29, 2012, with no material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” an amendment to ASC topic 220, “Comprehensive Income.” ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We adopted all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”, an amendment to ASC topic 820, “Fair Value Measurements”. ASU 2011-04 conforms certain sections of ASC 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We will adopt all requirements of ASU 2011-04 on January 29, 2012, with no material impact expected on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”, an amendment to ASC topic 220, “Comprehensive Income”. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We will adopt all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 allows entities testing for goodwill impairment to have the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If an entity believes, as a result of its qualitative assessment, it is more-likely-than-not the fair value of a reporting unit is less than its carrying amount, the currently prescribed two-step goodwill impairment test must be performed. Otherwise, no further testing is required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted ASU 2011-08 in the fourth quarter of fiscal 2011.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 28, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5

*                                         We amortize leasehold improvements over the lesser of 10 years or the remaining lease term of the underlying facility.

Schedule of account activity related to closed facilities

	Fiscal Year
	2011	2010	2009
	(In millions)
Balance at beginning of fiscal year	$5	$7	$7
Additions charged to costs and expenses	7	—	4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	$9	$5	$7

Restatement-Accounting for Income Taxes (Tables)	12 Months Ended
Jan. 28, 2012
Restatement-Accounting for Income Taxes
Schedule of reconciliation of certain line items affected within Consolidated Statements of Operations, Consolidated Statements of Cash Flows and Consolidated Balance sheet

	Statement of Operations Fiscal 2010
	As Reported	State Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$51	$(5)	$46
Net income	98	5	103

	Statement of Operations Fiscal 2009
	As Reported	State Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Provision for income taxes	$50	$5	(1)	$54
Net income	107	(5)	1	103

	Balance Sheet For the year ended January 29, 2011
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	Reclassification Adjustments	As Restated
	(In millions)
Deferred income taxes asset (current)	$56	$—	$4	$(8)	$52
Total current assets	1,275	—	4	(8)	1,271
Deferred income taxes asset (noncurrent)	18	8	(2)	8	32
Total assets	1,770	8	2	—	1,780
Accumulated deficit	(2,726)	8	2	—	(2,716)
Total stockholders’ deficit	(2,664)	8	2	—	(2,654)

	Cash Flow Data Fiscal 2010
	As Reported	Fixed Asset Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$98	$5	$103
Deferred income taxes	(23)	(5)	(28)

	Cash Flow Data Fiscal 2009
	As Reported	Fixed Asset Deferred Tax Adjustment	Currency Translation Deferred Tax Adjustment	As Restated
	(In millions)
Operating Activities:
Net income	$107	$(5)	1	$103
Deferred income taxes	(4)	5	(1)	—

Detail of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Jan. 28, 2012
Detail of Certain Balance Sheet Accounts
Schedule of property and equipment

	January 28,	January 29,
	2012	2011
	(In millions)
Property and equipment:
Land and buildings	$2	$2
Fixtures and equipment	1,048	1,004
Leasehold improvements	341	323
	$1,391	$1,329

Schedule of accrued liabilities and other

Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs	$110	$109
Insurance liabilities	67	67
Accrued interest	43	44
Taxes, other than income and payroll	64	64
Gift certificate and gift card liability	30	26
Other	75	74
	$389	$384

Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Schedule of outstanding debt

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667

Schedule of expected amortization expense pertaining to the deferred financing costs

	2012	2013	2014	2015	2016	Thereafter
Amortization expense	$16	$16	$10	$9	$6	$2

Schedule of aggregate amounts of scheduled maturities of debt

Fiscal Year (In millions)	Amount
2012	127
2013	501
2014	1
2015	1
2016	2,065
Thereafter	800
Total debt payments	3,495
Less unrealized discount accretion	5
Total debt balance as of January 28, 2012	$3,490

Senior notes due 2018
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

Senior subordinated notes
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2011	105.688%
2012	103.792%
2013	101.896%
2014 and thereafter	100.000%

Subordinated discount notes
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2011	106.500%
2012	104.333%
2013	102.167%
2014 and thereafter	100.000%

Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Comprehensive Income
Schedule of accumulated other comprehensive income, net of tax

Foreign Currency Translation and Other
(in millions)
Balance at January 28, 2012	$6
Foreign currency translation adjustment	—
Balance at October 27, 2012	$6

	Foreign Currency Translation & Other	Foreign Currency Derivative	Total
	(In millions)
Balance at January 31, 2009	$1	$4	$5
Foreign currency translation adjustment	5	-	5
Reclassification of hedge instruments to earnings	-	(4)	(4)
Balance at January 30, 2010	6	-	6
Foreign currency translation adjustment	1	-	1
Balance at January 29, 2011	7	-	7
Foreign currency translation adjustment	(1)	-	(1)
Balance at January 28, 2012	$6	$-	$6

Income Taxes (Restated) (Tables)	12 Months Ended
Jan. 28, 2012
Income Taxes (Restated)
Schedule of significant components of deferred tax assets and liabilities

	Deferred Tax Asset (Liability)
	January 28, 2012		January 29, 2011
	Current	Noncurrent	Current	Noncurrent
	(In millions)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$-	$14	$-	$15
Merchandise inventories	(9)	-	(3)	-
Accrued expenses	12	1	12	1
State income taxes	1	3	2	2
Vacation accrual	7	-	7	-
Share-based compensation	-	14	-	11
Deferred rent	-	16	-	16
Other deferred tax assets	6	4	8	10
State valuation allowance	-	(14)	-	(15)
Bonus accrual	6	-	5	-
Gift cards	4	-	10	-
Property and equipment	-	(33)	-	(9)
Translation adjustment	-	-	-	(4)
Workers' compensation	17	-	17	-
Cancellation of debt income	-	(39)	-	(39)
Original issue discount related to cancellation of debt income	-	41	-	41
Other deferred tax liabilities	(3)	-	(6)	(1)
	$41	$7	$52	$28
Net deferred tax assets		$48		$80

Schedule of federal, state and international income tax provision

	Fiscal Year
	2011	2010	2009
	(In millions)
Federal:
Current	$47	$45	$18
Deferred	28	(21)	11
Total federal income tax provision	75	24	29

State:
Current	13	9	9
Deferred	2	(4)	(1)
Total state income tax provision	15	5	8

International:
Current	22	17	17
Deferred	-	-	-
Total international income tax provision	22	17	17

Total income tax provision	$112	$46	$54

Schedule of reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate

	Fiscal Year
	2011	2010	2009
	(In millions)
Income tax provision at statutory rate	$101	$52	$55
State income taxes, net of federal income tax effect	9	2	3
Federal tax credits	(2)	(2)	(1)
Unrecognized tax benefits	1	(4)	(1)
State valuation allowance	1	1	1
Other	2	(3)	(3)
Total income tax provision	$112	$46	$54

Schedule of reconciliation of unrecognized tax benefits

Fiscal Year
2011
(In millions)
Balance at January 29, 2011	$9

Additions based on tax positions related to the current year	2

Additions for tax positions related to prior years	1

Settlements with taxing authorities	(1)

Balance at January 28, 2012	$11

Share-Based Compensation (Tables)	12 Months Ended
Jan. 28, 2012
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options granted

	Fiscal Year
Assumptions(1)	2011	2010	2009
Risk-free interest rates(2)	1.1% - 1.6%	1.5% - 2.5%	2.4% - 3.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected volatility rates of our Common Stock(3)	39.5% - 44.5%	39.4% - 41.5%	41.9% - 45.9%
Expected life of options (in years)(4)	5.0	5.0 - 8.0	5.5 - 8.0
Weighted average fair value of options granted(5)	$5.98	$4.52	$0.93

(1)                                 Forfeitures were estimated based on historical experience and anticipated events.

(2)                                 Based on constant maturity interest rates for U.S. Treasury instruments with terms consistent with the expected lives of the awards.

(3)                                 We considered both the historical volatility as well as implied volatilities from the exchange-traded options on the common stock of a peer group of companies.

(4)                                 Expected lives were based on an analysis of historical exercise and post-vesting employment termination behavior.

(5)                                The Company’s 2011 and 2010 Common Stock valuations relied on projections of our future performance, estimates of our weighted average cost of capital, and metrics based on the performance of a peer group of similar companies, including valuation multiples and stock price volatility. The fair value of equity per share utilized in our calculation ranged from $15.22 to $17.95 in fiscal 2011, $11.55 to $14.47 in fiscal 2010, and $4.27 in fiscal 2009. Due to the economic deterioration that occurred during fiscal 2008, the traditional approaches outlined above did not yield an answer that was considered to be representative of the fair value of the Company’s equity. As a result, the Company’s 2009 valuation also considered a Black-Scholes option model, which utilized the fair value of the Company’s assets, the book value of the Company’s debt, an estimated time to a liquidity event, the asset volatility of a peer group of companies and the risk free rate.

Schedule of summary of stock option activity

	Number of Shares (In millions)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
Outstanding at January 29, 2011	10.9	$15.41
Granted	0.2	18.69
Exercised	(0.1)	12.83
Cancelled/Forfeited	(0.4)	15.79
Outstanding at January 28, 2012	10.6	$15.52	5.5	$91
Vested and Exercisable at January 28, 2012	4.5	$15.85	5.0	$37

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Schedule of carrying and fair values of loan and notes

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328

Commitments and Contingencies (Tables)	12 Months Ended
Jan. 28, 2012
Commitments and Contingencies
Schedule of future minimum annual rental commitments for all non-cancelable operating leases

For the fiscal year:	Operating Leases
2012	$355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	$1,788

Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Schedule of sales and assets by country

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

Schedule of consolidated net sales by major product categories

	Fiscal Year
	2011	2010	2009
General and children’s crafts	$1,908	$1,791	$1,682
Home decor and seasonal	837	805	796
Framing	804	794	756
Scrapbooking	661	641	654
	$4,210	$4,031	$3,888

Schedule of reconciliation of EBITDA (excluding loss on early extinguishment of debt) to net income

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530

Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Schedule of Supplemental Condensed Consolidating Statement of Operations

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)

Net sales	$3,684	$2,369	$(1,843)	$4,210
Cost of sales and occupancy expense	2,390	1,979	(1,843)	2,526
Gross profit	1,294	390	-	1,684
Selling, general, and administrative expense	953	145	-	1,098
Related party expenses	13	-	-	13
Store pre-opening costs	3	1	-	4
Operating income	325	244	-	569
Interest expense	254	-	-	254
Loss on early extinguishment of debt	18	-	-	18
Other (income) and expense, net	5	4	-	9
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	313	-	(313)	-
Income before income taxes	288	313	(313)	288
Provision for income taxes	112	121	(121)	112
Net income	$176	$192	$(192)	$176

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)

Net sales	$3,530	$2,294	$(1,793)	$4,031
Cost of sales and occupancy expense	2,341	1,919	(1,793)	2,467
Gross profit	1,189	375	-	1,564
Selling, general, and administrative expense	919	140	-	1,059
Related party expenses	14	-	-	14
Store pre-opening costs	3	-	-	3
Operating income	253	235	-	488
Interest expense	276	-	-	276
Loss on early extinguishment of debt	53	-	-	53
Other (income) and expense, net	12	(2)	-	10
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	310	-	(310)	-
Income before income taxes	149	310	(310)	149
Provision for income taxes	46	107	(107)	46
Net income	$103	$203	$(203)	$103

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)

Net sales	$3,428	$2,233	$(1,773)	$3,888
Cost of sales and occupancy expense	2,350	1,846	(1,773)	2,423
Gross profit	1,078	387	-	1,465
Selling, general, and administrative expense	916	136	-	1,052
Related party expenses	14	-	-	14
Store pre-opening costs	2	-	-	2
Operating income	146	251	-	397
Interest expense	257	-	-	257
Other (income) and expense, net	(11)	(6)	-	(17)
Intercompany charges (income)	73	(73)	-	-
Equity in earnings of subsidiaries	330	-	(330)	-
Income before income taxes	157	330	(330)	157
Provision for income taxes	54	105	(105)	54
Net income	$103	$225	$(225)	$103

Schedule of Supplemental Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$-	$371
Merchandise inventories	554	286	-	840
Intercompany receivables	-	466	(466)	-
Other	103	20	-	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	-	312
Goodwill, net	95	-	-	95
Investment in subsidiaries	410	-	(410)	-
Other assets	78	3	-	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$9	$292	$-	$301
Accrued liabilities and other	257	132	-	389
Current portion of long-term debt	127	-	-	127
Intercompany payable	466	-	(466)	-
Other	19	1	-	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	-	-	3,363
Other long-term liabilities	85	11	-	96
Total stockholders' deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders' deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$-	$319
Merchandise inventories	571	255	-	826
Intercompany receivables	-	348	(348)	-
Other	109	17	-	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	-	301
Goodwill, net	95	-	-	95
Investment in subsidiaries	295	-	(295)	-
Other assets	112	1	-	113
Total assets	$1,725	$698	$(643)	$1,780

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$7	$266	$-	$273
Accrued liabilities and other	262	122	-	384
Current portion of long-term debt	1	-	-	1
Intercompany payable	348	-	(348)	-
Other	24	3	-	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	-	-	3,667
Other long-term liabilities	70	12	-	82
Total stockholders' deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders' deficit	$1,725	$698	$(643)	$1,780

Schedule of Supplemental Condensed Consolidating Statement of Cash Flows

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413

Investing activities:
Cash paid for property and equipment	(88)	(21)	-	(109)
Net cash used in investing activities	(88)	(21)	-	(109)

Financing activities:
Net repayments of long-term debt	(227)	-	-	(227)
Intercompany dividends	-	(215)	215	-
Other financing activities	(25)	-	-	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)

Increase in cash and equivalents	54	(2)	-	52
Beginning cash and equivalents	309	10	-	319
Ending cash and equivalents	$363	$8	$-	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438

Investing Activities:
Cost of business acquisition	(2)	-	-	(2)
Cash paid for property and equipment	(69)	(12)	-	(81)
Net cash used in investing activities	(71)	(12)	-	(83)

Financing Activities:
Net repayments of long-term debt	(225)	-	-	(225)
Intercompany dividends	-	(289)	289	-
Other financing activities	(28)	-	-	(28)
Net cash used in financing activities	(253)	(289)	289	(253)

Increase in cash and equivalents	102	-	-	102
Beginning cash and equivalents	207	10	-	217
Ending cash and equivalents	$309	$10	$-	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405

Investing activities:
Cash paid for property and equipment	(38)	(5)	-	(43)
Net cash used in investing activities	(38)	(5)	-	(43)

Financing activities:
Net borrowings of long-term debt	(171)	-	-	(171)
Intercompany dividends	-	(517)	517	-
Other financing activities	(7)	-	-	(7)
Net cash used in financing activities	(178)	(517)	517	(178)

Increase in cash and equivalents	181	3	-	184
Beginning cash and equivalents	26	7	-	33
Ending cash and cash equivalents	$207	$10	$-	$217

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 27, 2012 week item	Jan. 28, 2012 item	Jan. 29, 2011 item	Jan. 30, 2010 item	Jan. 31, 2009
Summary of Significant Accounting Policies
Number of states in which the entity operates		49
Fiscal year
Number of weeks in a fiscal year	53	52	52	52
Foreign Currency Translation
Cumulative translation adjustment		$ 6	$ 7	$ 6	$ 1
Deferred taxes relating to foreign currency translation		5	5
Foreign currency exchange gains (losses)		(4)	2	5
Cash and Equivalents
Credit card clearing accounts		22	20
Merchandise Inventories
Period of vendor allowance programs		12 months
Vendor allowances recognized		$ 115	$ 112	$ 133
Vendor allowances as a percentage of net sales		2.70%	2.80%	3.40%
Minimum open period of the stores subject to which physical inventory counts are performed		1 year
Minimum number of physical inventory counts in a fiscal year		1
Minimum
Fiscal year
Number of weeks in a fiscal year		52
Merchandise Inventories
Number of vendors from which vendor allowances were received		650
Maximum
Fiscal year
Number of weeks in a fiscal year		53
Cash and Equivalents
Maturity of short-term interest bearing securities to be considered as cash and cash equivalents		90 days
Merchandise Inventories
Number of vendors from which vendor allowances were received		740
Aaron Brothers, Inc.
Summary of Significant Accounting Policies
Number of states in which the entity operates		9

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Account activity related to closed facilities
Balance at beginning of fiscal year	$ 5	$ 7	$ 7
Additions charged to costs and expenses	7		4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	9	5	7
Revenue Recognition
Deferral period of customer framing revenue	13 days	13 days	13 days
Deferred framing revenue	10	10
Sales returns reserve	3	3
Increase in deferred revenue associated with outstanding gift cards	4
Deferred revenue associated with outstanding gift cards	30	26
Revenue recognized from gift card breakage	1	3	2
Selling, General, and Administrative Costs
Advertising expenses	183	172	167
Income Taxes
Valuation allowance recorded against deferred tax assets	14	15
Buildings
Property and equipment
Estimated useful lives of assets	30 years
Leasehold improvements
Property and equipment
Estimated useful lives of assets	10 years
Fixtures and equipment
Property and equipment
Estimated useful lives of assets	8 years
Computer equipment
Property and equipment
Estimated useful lives of assets	5 years
Capitalized Software Costs
Property and equipment
Estimated useful lives of assets	5 years
Unamortized capitalized software costs	74	46
Amortization of capitalized software costs	$ 30	$ 14	$ 22

Restatement-Accounting for Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Restatement-Accounting for Income Taxes
Adjustment to state deferred tax liability pool							$ (5)
Period for detailed reconciliations of deferred tax pool for property and equipment					5 years
Statement of Operations
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Balance Sheet
Deferred income taxes asset (current)	42	52	42	52	42	52
Total current assets	1,387	1,274	1,387	1,274	1,334	1,271
Deferred income taxes asset (noncurrent)	18	32	18	32	18	32
Total Assets	1,901	1,780	1,901	1,780	1,822	1,780	1,722
Accumulated deficit	(2,438)	(2,637)	(2,438)	(2,637)	(2,540)	(2,716)
Total stockholders' deficit	(2,371)	(2,572)	(2,371)	(2,572)	(2,474)	(2,654)	(2,766)	(2,878)
Operating activities:
Net income	36	32	102	79	176	103	103
Deferred income taxes					32	(28)
As Reported
Statement of Operations
Provision for income taxes, amount of overstatement (understatement)						5	(5)
Provision for income taxes						51	50
Net income						98	107
Balance Sheet
Deferred tax liability for property and equipment, overstatement (understatement)						8
Deferred income taxes asset (current)						56
Total current assets						1,275
Deferred income taxes asset (noncurrent)						18
Total Assets						1,770
Accumulated deficit						(2,726)
Total stockholders' deficit						(2,664)		(2,887)
Operating activities:
Net income						98	107
Deferred income taxes						(23)	(4)
Restatement Adjustment
Balance Sheet
Total stockholders' deficit								9
Restatement Adjustment | State Deferred Tax Adjustment
Statement of Operations
Provision for income taxes						(5)	5
Net income						5	(5)
Operating activities:
Net income						5	(5)
Restatement Adjustment | Currency Translation Deferred Tax Adjustment
Statement of Operations
Provision for income taxes							(1)
Net income							1
Balance Sheet
Deferred income taxes asset (current)						4
Total current assets						4
Deferred income taxes asset (noncurrent)						(2)
Total Assets						2
Accumulated deficit						2
Total stockholders' deficit						2
Operating activities:
Net income							1
Deferred income taxes							(1)
Restatement Adjustment | Fixed Asset Deferred Tax Adjustment
Statement of Operations
Net income						5	(5)
Balance Sheet
Deferred income taxes asset (noncurrent)						8
Total Assets						8
Accumulated deficit						8
Total stockholders' deficit						8
Operating activities:
Net income						5	(5)
Deferred income taxes						(5)	5
Restatement Adjustment | Reclassification Adjustments
Balance Sheet
Deferred income taxes asset (current)						(8)
Total current assets						(8)
Deferred income taxes asset (noncurrent)						$ 8

Detail of Certain Balance Sheet Accounts (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Property and equipment
Property and equipment, at cost	$ 1,478	$ 1,391	$ 1,402	$ 1,329
Accrued liabilities and other:
Salaries, bonuses, and other payroll-related costs		110		109
Insurance liabilities		67		67
Accrued interest		43		44
Taxes, other than income and payroll		64		64
Gift certificate and gift card liability		30		26
Other		75		74
Accrued liabilities and other	424	389	405	384
Land and buildings
Property and equipment
Property and equipment, at cost		2		2
Fixtures and equipment
Property and equipment
Property and equipment, at cost		1,048		1,004
Leasehold improvements
Property and equipment
Property and equipment, at cost		$ 341		$ 323

Debt (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 28, 2012 Minimum	Jan. 28, 2012 Maximum	Jan. 28, 2012 Senior secured term loan	Jan. 29, 2011 Senior secured term loan	Jan. 28, 2012 Senior notes	Jan. 29, 2011 Senior notes	Jan. 28, 2012 Senior subordinated notes	Jan. 29, 2011 Senior subordinated notes	Jan. 28, 2012 Subordinated discount notes	Jan. 29, 2011 Subordinated discount notes	Jan. 29, 2011 Other
Debt
Total debt	$ 3,368	$ 3,490	$ 3,511	$ 3,668			$ 1,996	$ 2,046	$ 795	$ 794	$ 393	$ 400	$ 306	$ 427	$ 1
Less current portion	180	127	135	1
Long-term debt	3,188	3,363	3,376	3,667
Interest rate (as a percent)									7.75%		11.38%		13.00%		5.97%
Capitalized costs, net of write-offs, related to issuance of various debt instruments		133							15
Term of debt agreement					5 years	10 years
Expected amortization expense pertaining to the deferred financing costs
2012		16
2013		16
2014		10
2015		9
2016		6
Thereafter		2
Aggregate amounts of scheduled maturities of debt
2012		127
2013		501
2014		1
2015		1
2016		2,065
Thereafter		800
Total debt payments		3,495
Less unrealized discount accretion		5
Total debt balance as of January 28, 2012	$ 3,368	$ 3,490	$ 3,511	$ 3,668			$ 1,996	$ 2,046	$ 795	$ 794	$ 393	$ 400	$ 306	$ 427	$ 1
Weighted average interest rate of the current portion of long-term debt		13.00%		5.97%

Debt (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Oct. 31, 2006 Senior Secured Term Loan Facility	Jan. 28, 2012 Senior Secured Term Loan Facility	Jan. 29, 2011 Senior Secured Term Loan Facility	Jan. 28, 2012 Senior Secured Term Loan Facility Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio 6.00:1.00 or greater	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio 6.00:1.00 or greater Minimum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 6.00:1.00	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 6.00:1.00 Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 5.00:1.00	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 5.00:1.00 Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility LIBOR	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate using federal funds effective rate	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate using prime rate of Deutsche Bank	Jan. 30, 2010 B-2 Term Loans	Nov. 05, 2009 B-2 Term Loans	Jan. 28, 2012 B-3 Term Loans	Dec. 15, 2011 B-3 Term Loans	Dec. 15, 2011 B-1 Term Loans	Jan. 28, 2012 B-1 Term Loans LIBOR	Jan. 28, 2012 B-1 Term Loans Base rate	Jan. 28, 2012 B-2 and B-3 Term Loans	Jan. 28, 2012 B-2 and B-3 Term Loans LIBOR	Jan. 28, 2012 B-2 and B-3 Term Loans Base rate
Debt
Aggregate principal amount of notes issued		$ 2,400
Face amount																	1,000		619	501
Variable interest rate basis, reference rate														federal funds effective rate
Margin added to reference rate for the variable interest rate basis														0.50%
Variable interest rate basis												LIBOR	base rate		prime rate
Margin added to variable interest rate basis (as a percent)																					2.25%	1.25%		4.50%	3.50%
Decrease to applicable margin based on corporate family rating (as a percent)			0.25%
Minimum increase in effective yield for any future extension (as a percent)																							0.25%
Expenses related to debt																3		3
Debt issuance costs that are being amortized as interest expense	133															1		6
Prepayment requirement as a percentage of net proceeds of any debt issued			100.00%
Prepayment requirement as a percentage of excess cash flows						50.00%		25.00%		0.00%
Total leverage ratio					5		6		6		5
Prepayment requirement as a percentage of principal amount, for certain asset sales or casualty events			100.00%
Security interest granted in voting stock of foreign subsidiaries (as a percent)			65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)			100.00%
Voluntary prepayment			$ 50	$ 110

Debt (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended						12 Months Ended				0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Oct. 21, 2010 Senior note	Jan. 28, 2012 Senior note	Jan. 28, 2012 Senior note Minimum	Jan. 28, 2012 Senior note Maximum	Jan. 28, 2012 Senior note Prior to November 1, 2014	Jan. 28, 2012 Senior note Prior to November 1, 2013	Jan. 28, 2012 Senior note Prior to November 1, 2013 Minimum	Jan. 28, 2012 Senior note Prior to November 1, 2013 Maximum	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2014	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2015	Jan. 28, 2012 Senior note Twelve-month period beginning November 1, 2016 and thereafter	Oct. 31, 2006 11 3/8% Senior Subordinated Notes due 2016	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2011	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2012	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2013	Jan. 28, 2012 11 3/8% Senior Subordinated Notes due 2016 Twelve-month period beginning November 1, 2014 and thereafter	Oct. 31, 2006 13% Subordinated Discount Notes due 2016	Jan. 28, 2012 13% Subordinated Discount Notes due 2016	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2011	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2012	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2013	Jan. 28, 2012 13% Subordinated Discount Notes due 2016 Twelve-month period beginning November 1, 2014 and thereafter
Debt
Aggregate principal amount of notes issued							$ 800											$ 400						$ 469
Interest rate (as a percent)								7.75%											11.38%						13.00%
Issue price as a percentage of face value (as a percent)							99.26%
Effective interest rate (as a percent)							7.88%
Period after the date of issuance to have the Exchange Offer Registration Statement declared effective										360 days
Principal amount of notes repurchased																			7						163
Accreted value of notes repurchased																									155
Loss related to the early extinguishment of the repurchased notes	(3)	(1)	(3)	(16)	(18)	(53)																			18
Recognition of unrealized interest accretion and write off of debt issuance costs																									11
Purchase premiums included in loss on extinguishment of debt																									7
Redemption price of debt instrument as a percentage of principal amount											100.00%				103.88%	101.94%	100.00%			105.69%	103.79%	101.90%	100.00%
Percentage of the aggregate principal amount that may be redeemed with proceeds from equity offerings														35.00%
Percentage of the aggregate principal amount that remain outstanding after each redemption with proceeds from equity offerings													50.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings												107.75%
Redemption period following the receipt of proceeds from equity offerings														90 days
Percentage of aggregate principal amount at which notes may be required to be repurchased in the event of change of control								101.00%											101.00%
Percentage of principal amount held by holders to declare notes due and payable									25.00%
Debt issuance costs that are being amortized as interest expense					133			15
Redemption price of debt instrument as a percentage of the accreted value																										106.50%	104.33%	102.17%	100.00%
Redemption price of debt instrument as a percentage of the accreted value to prevent AHYDO																									100.00%
Aggregate payment related to notes			$ 127	$ 148	$ 170																				$ 127
Percentage of accreted value at which notes may be required to be repurchased in the event of change of control																									101.00%

Debt (Details 4) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 08, 2011	Jan. 28, 2012	Jan. 29, 2011	May 01, 2010	Feb. 18, 2010
Asset-based Revolving Credit Facility
Debt issuance costs that are being amortized as interest expense		$ 133
Asset-based revolving credit facility
Asset-based Revolving Credit Facility
Aggregate amount provided in commitments					850
Period prior to maturity date of term loans for termination of credit facility		45 days
Amount of commitments terminated	50
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base		90.00%
Commitment fee on the unutilized commitments (as a percent)		0.63%
Required available borrowing capacity under credit facility at any time		75
Number of consecutive business days for available capacity under specified limit to trigger repayments		5 days
Available borrowing capacity to trigger repayments if not met for five consecutive business days		100
Available borrowing capacity to trigger repayments if not met for five consecutive business days, as a percentage of the lesser of borrowing base and revolving credit ceiling		15.00%
Required available borrowing capacity under credit facility at any time, as a percentage of the borrowing base		10.00%
Security interest granted in voting stock of foreign subsidiaries (as a percent)		65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)		100.00%
Projected period for testing compliance with certain covenants		12 months
Debt issuance costs that are being amortized as interest expense				19
Unamortized debt issuance costs		5
Borrowing base amount		670	653
Availability of borrowings		615	604
Outstanding letters of credit		67
Asset-based revolving credit facility | Base rate using federal funds effective rate
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		federal funds effective rate
Margin added to reference rate for the variable interest rate basis		0.50%
Asset-based revolving credit facility | LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis		LIBOR
Margin added to variable interest rate basis (as a percent)		3.50%
Asset-based revolving credit facility | Base rate
Asset-based Revolving Credit Facility
Variable interest rate basis		base rate
Margin added to variable interest rate basis (as a percent)		2.50%
Asset-based revolving credit facility | Base rate using prime rate of Bank of America
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		prime rate of Bank of America
Asset-based revolving credit facility | Base rate using LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		LIBOR
Margin added to reference rate for the variable interest rate basis		1.00%
Asset-based revolving credit facility | Minimum
Asset-based Revolving Credit Facility
Percentage of appraised net orderly liquidation value of eligible inventory and eligible letters of credit to determine borrowing base		85.00%
Asset-based revolving credit facility | Maximum
Asset-based Revolving Credit Facility
Percentage of appraised net orderly liquidation value of eligible inventory and eligible letters of credit to determine borrowing base		87.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using federal funds effective rate
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		federal funds effective rate
Margin added to reference rate for the variable interest rate basis		0.50%
Asset-based Revolving Credit Facility - Same day borrowings | LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis		LIBOR
Margin added to variable interest rate basis (as a percent)		3.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate
Asset-based Revolving Credit Facility
Margin added to variable interest rate basis (as a percent)		2.50%
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using prime rate of Bank of America
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		prime rate of Bank of America
Asset-based Revolving Credit Facility - Same day borrowings | Base rate using LIBOR
Asset-based Revolving Credit Facility
Variable interest rate basis, reference rate		LIBOR
Margin added to reference rate for the variable interest rate basis		1.00%
Standby letters of credit
Asset-based Revolving Credit Facility
Outstanding letters of credit		$ 55

Debt (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Oct. 21, 2010 Senior notes due 2014	Oct. 06, 2010 Senior notes due 2014	Jan. 29, 2011 Senior notes due 2014
Debt
Interest rate (as a percent)								10.00%
Principal amount of holders who participated in the tender offer and consent solicitation								$ 658,593,000
Principal amount of holders who participated in the tender offer and consent solicitation, as a percentage of aggregate principal amount outstanding								87.81%
Ratio of redemption price to principal amount								1.055
Redemption price of debt instrument as a percentage of principal amount for remainder of notes							105.00%
Loss related to the early extinguishment of the repurchased notes	(3,000,000)	(1,000,000)	(3,000,000)	(16,000,000)	(18,000,000)	(53,000,000)			53,000,000
Tender and call premiums related to loss on early extinguishment of debt									41,000,000
Unamortized debt issuance costs written-off related to loss on early extinguishment of debt									$ 12,000,000

Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012
Comprehensive Income
Foreign Currency Translation & Other, balance at the beginning of the period		$ 7	$ 6	$ 1
Foreign currency translation adjustment	(1)	(1)	1	5
Foreign Currency Translation & Other, balance at the end of the period		6	7	6
Foreign Currency Derivative, balance at the beginning of the period				4
Reclassification of hedge instruments to earnings				(4)
Total, balance at the beginning of the period		7	6	5	6
Foreign currency translation adjustment	(1)	(1)	1	5
Reclassification of hedge instruments to earnings				(4)
Total, balance at the end of the period	$ 7	$ 6	$ 7	$ 6	$ 6

Income Taxes (Restated) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Significant Components of Deferred Tax Asset (Liability)
Net deferred tax assets, current					$ 41	$ 52
Net deferred tax assets, noncurrent					7	28
Net deferred tax assets					48	80
Federal:
Current					47	45	18
Deferred					28	(21)	11
Total federal income tax provision					75	24	29
State:
Current					13	9	9
Deferred					2	(4)	(1)
Total state income tax provision					15	5	8
International:
Current					22	17	17
Total international income tax provision					22	17	17
Total income tax provision	20	19	58	48	112	46	54
Reconciliation of income tax provision
Income tax provision at statutory rate					101	52	55
State income taxes, net of federal income tax effect					9	2	3
Federal tax credits					(2)	(2)	(1)
Unrecognized tax benefits					1	(4)	(1)
State valuation allowance					1	1	1
Other					2	(3)	(3)
Total income tax provision	20	19	58	48	112	46	54
Current
Significant Components of Deferred Tax Asset (Liability)
Merchandise inventories					(9)	(3)
Accrued expenses					12	12
State income taxes					1	2
Vacation accrual					7	7
Other deferred tax assets					6	8
Bonus accrual					6	5
Gift cards					4	10
Workers' compensation					17	17
Other deferred tax liabilities					(3)	(6)
Noncurrent
Significant Components of Deferred Tax Asset (Liability)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards					14	15
Accrued expenses					1	1
State income taxes					3	2
Share-based compensation					14	11
Deferred rent					16	16
Other deferred tax assets					4	10
State valuation allowance					(14)	(15)
Property and equipment					(33)	(9)
Translation adjustment						(4)
Cancellation of debt income					(39)	(39)
Original issue discount related to cancellation of debt income					41	41
Other deferred tax liabilities						$ (1)

Income Taxes (Restated) (Details 2) (State, USD $) In Millions, unless otherwise specified	Jan. 28, 2012
State
Operating loss carryforwards
Net operating loss carryforwards	$ 301
Tax effects relating to operating loss carryforwards	14
Valuation allowance related to net operating loss carryforwards	$ 14

Income Taxes (Restated) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Uncertain Tax Positions
Balance at the beginning of the period	$ 9
Additions based on tax positions related to the current year	2
Additions for tax positions related to prior years	1
Settlements with taxing authorities	(1)
Balance at the end of the period	11	9
Unrecognized tax benefits
Unrecognized tax benefits that would affect effective tax rate, if recognized	12
Income tax interest and penalties expense	1
Accrual for potential payments of interest and penalties	5
Pretax income from foreign operations	$ 51	$ 52	$ 46

Share-Based Compensation (Details) (USD $)	0 Months Ended			12 Months Ended						12 Months Ended			0 Months Ended					0 Months Ended
	Jun. 03, 2009	Jan. 28, 2012	Jul. 02, 2009	Jan. 28, 2012 Stock options	Jan. 29, 2011 Stock options	Jan. 30, 2010 Stock options	Jan. 29, 2011 Stock options Minimum	Jan. 30, 2010 Stock options Minimum	Jan. 28, 2012 Stock options Minimum	Jan. 29, 2011 Stock options Maximum	Jan. 30, 2010 Stock options Maximum	Jan. 28, 2012 Stock options Maximum	Jul. 02, 2009 Stock options $30.00, $37.50, $45.00 or $52.50	Jul. 02, 2009 Stock options $30.00	Jul. 02, 2009 Stock options $37.50	Jul. 02, 2009 Stock options $45.00	Jul. 02, 2009 Stock options $52.50	Jul. 02, 2009 Stock options $15.00 and $22.50	Jul. 02, 2009 Stock options $15.00	Jul. 02, 2009 Stock options $22.50	Jan. 28, 2012 Restricted stock
Share-Based Compensation
Maximum number of shares authorized		14,200,000
Exchange ratio of old options for new options granted	1
Number of options exchanged under the exchange offer (in shares)			8,000,000
Exercise price of original stock options exchanged (in dollars per share)														$ 30	$ 37.5	$ 45	$ 52.5		$ 15	$ 22.5
Exercise price of new stock options (in dollars per share)				$ 15.52	$ 15.41								$ 7.5
Vesting schedule													5 years					5 years
Expiration period													8 years					8 years
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, minimum (as a percent)				1.10%	1.50%	2.40%
Risk-free interest rates, maximum (as a percent)				1.60%	2.50%	3.30%
Expected dividend yield (as a percent)				0.00%
Expected volatility rates of our Common Stock, minimum (as a percent)				39.50%	39.40%	41.90%
Expected volatility rates of our Common Stock, maximum (as a percent)				44.50%	41.50%	45.90%
Expected life of options				5 years			5 years	5 years 6 months		8 years	8 years
Weighted average fair value of options granted (in dollars per share)				$ 5.98	$ 4.52	$ 0.93
Fair value of equity per share (in dollars per share)						$ 4.27	$ 11.55		$ 15.22	$ 14.47		$ 17.95
Awards granted under 2006 Plan
Number of stock option awards outstanding (in shares)				10,600,000	10,900,000
Number of restricted stock outstanding (in shares)																					560,737
Number of restricted stock vested (in shares)																					148,151
Shares of Common Stock remaining available for grant		2,800,000

Share-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 02, 2009	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based compensation expense
Share-based compensation expense (in dollars)		$ 9	$ 8	$ 8
Unrecognized compensation expense
Compensation cost not yet recognized related to nonvested awards (in dollars)		13
Weighted-average period for recognition of compensation cost		2 years 10 months 24 days
Stock options
Number of Shares
Outstanding at the beginning of the period (in shares)		10,900,000
Granted (in shares)		200,000
Exercised (in shares)		(100,000)
Cancelled/Forfeited (in shares)		(400,000)
Outstanding at the end of the period (in shares)		10,600,000	10,900,000
Vested and Exercisable at the end of the period (in shares)		4,500,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 15.41
Granted (in dollars per share)		$ 18.69
Exercised (in dollars per share)		$ 12.83
Cancelled/Forfeited (in dollars per share)		$ 15.79
Outstanding at the end of the period (in dollars per share)		$ 15.52	$ 15.41
Vested and Exercisable at the end of the period (in dollars per share)		$ 15.85
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period		5 years 6 months
Vested and Exercisable at the end of the period		5 years
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)		91
Vested and Exercisable at the end of the period (in dollars)		37
Additional disclosures relating to options vested
Total fair value of options that vested (in dollars)		3	2	1
Intrinsic value for options that vested (in dollars)		17	5
Nonvested options
Outstanding at beginning of period (in shares)		7,900,000
Vested (in shares)		1,800,000
Cancelled (in shares)		400,000
Outstanding at end of period (in shares)		6,100,000	7,900,000
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)		$ 1.95
Vested (in dollars per share)		$ 1.86
Cancelled (in dollars per share)		$ 0.95
Outstanding at end of period (in dollars per share)		$ 2.23	$ 1.95
Share-based compensation expense
Increase in share-based compensation expense due to the incremental value ascribed to the new options that were issued at a lower exercise price (in dollars)	2
Decrease in share-based compensation expense due to plan modification (in dollars)				$ 1

Derivative Instruments (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended
	Oct. 29, 2011 Interest Rate Cap	Oct. 29, 2011 Interest Rate Cap	Jan. 28, 2012 Interest Rate Cap	Jan. 29, 2011 Interest Rate Cap	Jan. 30, 2010 Interest Rate Cap	Oct. 27, 2012 Interest Rate Cap Senior secured term loan	Jan. 28, 2012 Interest Rate Cap Senior secured term loan	Jan. 28, 2012 Interest Rate Cap Senior secured term loan Maximum	Jan. 30, 2010 Foreign currency forward contracts
Derivative Instruments
Variable interest rate basis						three-month LIBOR	three-month LIBOR
Notional value						$ 2,000,000,000	$ 2,000,000,000
Fixed interest rate (as a percent)						7.00%		7.00%
Fair value included in Other assets	2,000,000	2,000,000		6,000,000
Gain (Loss) due to change in fair value	(1,000,000)	(4,000,000)	(5,000,000)	(12,000,000)	10,000,000
Reclassification of gains (losses) from accumulated other comprehensive income to earnings									$ 6,000,000

Fair Value Measurements (Details ) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Jan. 30, 2010	Jan. 28, 2012 Maximum	Jan. 29, 2011 Maximum	Jan. 30, 2010 Cost of sales	Jan. 30, 2010 Selling, general and administrative expense	Jan. 29, 2011 Contingent consideration	Jan. 28, 2012 Contingent consideration Selling, general and administrative expense
Fair Value Measurements
Fair value						$ 4
Gain from change in the fair value included in selling, general and administrative expense							4
Impairment charges for long-lived assets	$ 3	$ 1	$ 1	$ 2	$ 1

Fair Value Measurements (Details2) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012
Carrying Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	$ 1,787	$ 1,996
Carrying Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,008	795
Carrying Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	393	393
Carrying Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	180	306
Fair Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	1,799	1,994
Fair Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,080	838
Fair Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	411	418
Fair Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	$ 188	$ 328

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012 item	Jan. 29, 2011	Jan. 30, 2010
Retirement Plans
Age of the employees eligible to participate in the defined contribution plan	21
Completion of hours of service of the employees eligible to participate in the defined contribution plan (in hour)	500
Eligibility period for completion of eligible service hours	6 months
Maximum employees contribution as percentage of their compensation on a pre-tax basis	80.00%
Maximum employees contribution as percentage of their compensation on an after-tax basis	10.00%
Matching contribution by employer as a percentage of participant's pre-tax contributions	50.00%
Matching contribution by employer as a maximum percentage of participant's considered compensation	6.00%
Vesting percentage of matching contributions	100.00%
Vesting period of matching contributions	3 years
Matching contribution expense, net of forfeitures	$ 4	$ 3	$ 3

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Future minimum annual rental commitments for all noncancelable operating leases
2012	$ 355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	1,788
Rental expense applicable to non-cancelable operating leases	$ 345	$ 327	$ 319

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Apr. 22, 2009 Employee Claims Adams Claim item	Dec. 31, 2010 Employee Claims Adams Claim item	Jan. 28, 2012 Employee Claims Adams Claim item	Sep. 15, 2011 Employee Claims Rea Claim item	Sep. 15, 2011 Employee Claims Rea Claim Maximum	Jan. 28, 2012 Consumer Class Action Claims Zip Code Claims item	Jun. 08, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item	May 18, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item	Jan. 28, 2012 Consumer Class Action Claims Payment Card Terminal Tampering item	May 03, 2011 Consumer Class Action Claims Payment Card Terminal Tampering item
Commitments and Contingencies
Number of plaintiff			129			4
Damages, penalties and fees sought by plaintiff							$ 5
Additional purported class action lawsuits					8			3		3	2
Number of cases entered Consolidated Complaint									4
Number of payment card terminals tampered												90
Number of payment card terminals removed and replaced											7,200
Number of plaintiff's case had bench trial occurred				1
Aggregate estimate of possible loss	$ 15	$ 13

Concentration of Credit Risk (Details) (USD $)	12 Months Ended
Jan. 28, 2012
Concentration risk
Percentage of increase or decrease in interest rates affecting income before income taxes	1.00%
Amount of effect of one percent increase or decrease in interest rates on income before income taxes	$ 20,000,000
Percentage of increase or decrease in interest rates affecting fair value of long-term fixed rate debt	1.00%
Amount of effect of one percent increase or decrease in interest rates on fair value of long-term fixed rate debt	26,000,000
Minimum [Member]
Concentration risk
Balance deposited with federally-insured financial institutions	250,000
Maximum [Member]
Concentration risk
Aggregate account balance is subjected to be insured by the Federal Deposit Insurance Corporation	$ 250,000
Maturity of short-term interest bearing securities to be considered as cash and cash equivalents	90 days

Segments and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012 segment	Oct. 29, 2011	Jan. 28, 2012 item	Jan. 29, 2011	Jan. 30, 2010
Segments and Geographic Information
Number of reportable segments			1		1
Sales and assets by country
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Total Assets	1,901	1,780	1,901	1,780	1,822	1,780	1,722
United States
Sales and assets by country
Net sales	915	906	2,617	2,551	3,825	3,673	3,572
Total Assets	1,761	1,670	1,761	1,670	1,713	1,699	1,647
Canada
Sales and assets by country
Net sales	99	90	267	255	385	358	316
Total Assets	$ 140	$ 110	$ 140	$ 110	$ 109	$ 81	$ 75

Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Consolidated net sales by major product categories
Consolidated net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
General and children's crafts
Consolidated net sales by major product categories
Consolidated net sales					1,908	1,791	1,682
Home decor and seasonal
Consolidated net sales by major product categories
Consolidated net sales					837	805	796
Framing
Consolidated net sales by major product categories
Consolidated net sales					804	794	756
Scrapbooking
Consolidated net sales by major product categories
Consolidated net sales					$ 661	$ 641	$ 654

Segments and Geographic Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Segment and Geographic Information
Net income	$ 36	$ 32	$ 102	$ 79	$ 176	$ 103	$ 103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
Reporting segment
Segment and Geographic Information
Net income	36	32	102	79	176	103	103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$ 144	$ 139	$ 421	$ 406	$ 661	$ 581	$ 530

Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Related Party Transactions
Expenses recognized	$ 3	$ 3	$ 10	$ 10	$ 13	$ 14	$ 14
Long-term debt held	3,368	3,511	3,368	3,511	3,490	3,668
Senior note
Related Party Transactions
Long-term debt held	1,008	795	1,008	795	795
Senior secured term loan
Related Party Transactions
Long-term debt held	1,787	1,996	1,787	1,996	1,996
Bain Capital Partners, LLC | Printing of circular advertisement services received from an external vendor
Related Party Transactions
Expenses recognized				6	6	39	39
Bain Capital Partners, LLC | Print procurement services received from an external vendor
Related Party Transactions
Expenses recognized	1	1	3	3	5
The Blackstone Group | Senior note
Related Party Transactions
Long-term debt held					2
The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held					56
The Blackstone Group | Store inventory counting services received from an external vendor
Related Party Transactions
Expenses recognized	2	2	6	6	6	6	7
The Blackstone Group | Candy-type items in stores received from an external vendor
Related Party Transactions
Expenses recognized	5	4	16	13	20	19	18
The Blackstone Group | Hospitality services received from an external vendor
Related Party Transactions
Expenses recognized	1	1	1	1	1	1
The Blackstone Group | Lease services of certain properties from a vendor
Related Party Transactions
Expenses recognized	1	1	3	2	3
The Sponsors
Related Party Transactions
Annual management fees			12		12
Highfields Capital Management LP
Related Party Transactions
Annual management fees			$ 1		$ 1
Officers no longer with the company
Related Party Transactions
Number of shares repurchased	9,333	17,333	14,667	192,001	192,001

Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Parent Company
Net sales	883	873	2,520	2,454	3,684	3,530	3,428
Cost of sales and occupancy expense	574	561	1,624	1,595	2,390	2,341	2,350
Gross profit	309	312	896	859	1,294	1,189	1,078
Selling, general, and administrative expense	240	243	684	673	953	919	916
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	2	1	4	3	3	3	2
Operating income	64	65	198	173	325	253	146
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		1	(1)	4	5	12	(11)
Intercompany charges (income)	21	19	53	52	73	73	73
Equity in earnings of subsidiaries	76	69	204	214	313	310	330
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Guarantor Subsidiaries
Percentage of equity ownership owned	100.00%		100.00%		100.00%
Net sales	685	635	1,756	1,654	2,369	2,294	2,233
Cost of sales and occupancy expense	591	545	1,498	1,390	1,979	1,919	1,846
Gross profit	94	90	258	264	390	375	387
Selling, general, and administrative expense	38	36	106	101	145	140	136
Store pre-opening costs	1	1	1	1	1
Operating income	55	53	151	162	244	235	251
Other (income) and expense, net		3			4	(2)	(6)
Intercompany charges (income)	(21)	(19)	(53)	(52)	(73)	(73)	(73)
Income before income taxes	76	69	204	214	313	310	330
Provision for income taxes	27	26	74	80	121	107	105
Net income	49	43	130	134	192	203	225
Eliminations
Net sales	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Cost of sales and occupancy expense	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Equity in earnings of subsidiaries	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Income before income taxes	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Provision for income taxes	(27)	(26)	(74)	(80)	(121)	(107)	(105)
Net income	$ (49)	$ (43)	$ (130)	$ (134)	$ (192)	$ (203)	$ (225)

Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current assets:
Cash and equivalents	$ 161	$ 371	$ 111	$ 319	$ 217	$ 33
Merchandise inventories	1,076	840	1,019	826
Other	150	123	144	126
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, net	344	312	316	301
Goodwill, net	95	95	95	95
Other assets	75	81	95	113
Total assets	1,901	1,822	1,780	1,780	1,722
Current liabilities:
Accounts payable	374	301	348	273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Other	9	20	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	97	96	83	82
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	1,901	1,822	1,780	1,780
Parent Company
Current assets:
Cash and equivalents	138	363	97	309	207	26
Merchandise inventories	717	554	677	571
Other	120	103	121	109
Total current assets	975	1,020	895	989
Property and equipment, net	277	249	251	234
Goodwill, net	95	95	95	95
Investment in subsidiaries	623	410	481	295
Other assets	72	78	94	112
Total assets	2,042	1,852	1,816	1,725
Current liabilities:
Accounts payable	23	9	9	7
Accrued liabilities and other	295	257	280	262
Current portion of long-term debt	180	127	135	1
Intercompany payable	634	466	512	348
Other	8	19	5	24
Total current liabilities	1,140	878	941	642
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	85	85	71	70
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)
Total liabilities and stockholders' deficit	2,042	1,852	1,816	1,725
Guarantor Subsidiaries
Current assets:
Cash and equivalents	23	8	14	10	10	7
Merchandise inventories	359	286	342	255
Intercompany receivables	634	466	512	348
Other	30	20	23	17
Total current assets	1,046	780	891	630
Property and equipment, net	67	63	65	67
Other assets	3	3	1	1
Total assets	1,116	846	957	698
Current liabilities:
Accounts payable	351	292	339	266
Accrued liabilities and other	129	132	125	122
Other	1	1		3
Total current liabilities	481	425	464	391
Other long-term liabilities	12	11	12	12
Total stockholders' deficit	623	410	481	295
Total liabilities and stockholders' deficit	1,116	846	957	698
Eliminations
Current assets:
Intercompany receivables	(634)	(466)	(512)	(348)
Total current assets	(634)	(466)	(512)	(348)
Investment in subsidiaries	(623)	(410)	(481)	(295)
Total assets	(1,257)	(876)	(993)	(643)
Current liabilities:
Intercompany payable	(634)	(466)	(512)	(348)
Total current liabilities	(634)	(466)	(512)	(348)
Total stockholders' deficit	(623)	(410)	(481)	(295)
Total liabilities and stockholders' deficit	$ (1,257)	$ (876)	$ (993)	$ (643)

Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating activities:
Net cash provided by operating activities	$ 16	$ 99	$ 413	$ 438	$ 405
Investing activities:
Cost of business acquisition				(2)
Cash paid for property and equipment	(85)	(84)	(109)	(81)	(43)
Net cash used in investing activities	(85)	(84)	(109)	(83)	(43)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(18)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(141)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(210)	(208)	52	102	184
Cash and equivalents at beginning of period	371	319	319	217	33
Cash and equivalents at end of period	161	111	371	319	217
Parent Company
Operating activities:
Net cash provided by operating activities	(19)	79	394	426	397
Investing activities:
Cost of business acquisition				(2)
Cash paid for property and equipment	(66)	(68)	(88)	(69)	(38)
Net cash used in investing activities	(66)	(68)	(88)	(71)	(38)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(17)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(140)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(225)	(212)	54	102	181
Cash and equivalents at beginning of period	363	309	309	207	26
Cash and equivalents at end of period	138	97	363	309	207
Guarantor Subsidiaries
Operating activities:
Net cash provided by operating activities	109	96	234	301	525
Investing activities:
Cash paid for property and equipment	(19)	(16)	(21)	(12)	(5)
Net cash used in investing activities	(19)	(16)	(21)	(12)	(5)
Financing activities:
Intercompany dividends	(74)	(76)	(215)	(289)	(517)
Other financing activities	(1)
Net cash used in financing activities	(75)	(76)	(215)	(289)	(517)
Net increase in cash and equivalents	15	4	(2)		3
Cash and equivalents at beginning of period	8	10	10	10	7
Cash and equivalents at end of period	23	14	8	10	10
Eliminations
Operating activities:
Net cash provided by operating activities	(74)	(76)	(215)	(289)	(517)
Financing activities:
Intercompany dividends	74	76	215	289	517
Net cash used in financing activities	$ 74	$ 76	$ 215	$ 289	$ 517

Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Oct. 27, 2012 Restated Revolving Credit Facility	Sep. 17, 2012 Restated Revolving Credit Facility	Oct. 27, 2012 Restated Revolving Credit Facility Base rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Prime rate of Wells Fargo Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Federal funds effective rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility LIBOR rate Base rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility LIBOR rate LIBOR rate borrowing	Oct. 27, 2012 Restated Revolving Credit Facility Minimum	Oct. 27, 2012 Restated Revolving Credit Facility Maximum	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility	Sep. 17, 2012 Subsequent Event Restated Revolving Credit Facility	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Base rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Prime rate of Wells Fargo Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Federal funds effective rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility LIBOR rate Base rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility LIBOR rate LIBOR rate borrowing	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Minimum	Jan. 28, 2012 Subsequent Event Restated Revolving Credit Facility Maximum
Subsequent Event
Borrowing base amount		$ 650	$ 650									$ 650
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base		90.00%									90.00%
Percentage of appraised net orderly liquidation value of eligible inventory to determine borrowing base		90.00%									90.00%
Percentage of lesser of appraised net orderly liquidation value of inventory supported by eligible letters of credit and face amount of eligible letters of credit to determine borrowing base		90.00%									90.00%
Percentage of face amount of eligible letter of credit minus certain reserves to determine borrowing base											90.00%
Maximum borrowing capacity optional additional commitments		200									200
Aggregate amount provided in commitments		850									850
Excess availability as a percentage of loan cap for repayment of outstanding loans										12.50%									12.50%
Period of excess availability as a percentage of loan cap for repayment of outstanding loans		5 days									5 days
Excess availability for repayment of outstanding loans										65									65
Variable interest rate basis				base rate	prime rate	federal funds effective rate	London Interbank Offered Rate	London Interbank Offered Rate					base rate	prime rate	federal funds effective rate	LIBOR	LIBOR
Margin added to reference rate (as a percent)					0.75%	0.50%	1.00%	1.75%						0.75%	0.50%	1.00%	1.75%
Initial commitment fee on the unutilized commitments (as a percent)		0.38%									0.38%
Average daily excess availability as a percentage of total commitments for lower commitment fee on the unutilized commitments		50.00%									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is less than or equal to the specified percentage		0.25%									0.25%
Average daily excess availability as a percentage of total commitments for higher commitment fee on the unutilized commitments		50.00%									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is greater than the specified percentage		0.38%									0.38%
Security interest granted in voting stock of foreign subsidiaries (as a percent)											65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)											100.00%
Period over which specified excess availability requirements and minimum consolidated fixed charge coverage ratios to be tested											6 months
Excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio										10.00%									10.00%
Excess availability for maintaining specified consolidated fixed charge coverage ratio										50									50
Excess availability as a percentage of loan cap for specified period for maintaining specified consolidated fixed charge coverage ratio									10.00%									10.00%
Excess availability for specified period for maintaining specified consolidated fixed charge coverage ratio									50									50
Period of excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio		30 days									30 days
Consolidated fixed charge coverage ratio required to be maintained									100.00%									100.00%
Debt issuance costs to be amortized as interest expense	$ 133	$ 4									$ 4

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current assets:
Cash and equivalents	$ 161	$ 371	$ 111	$ 319	$ 217	$ 33
Merchandise inventories	1,076	840	1,019	826
Prepaid expenses and other	91	80	80	73
Deferred income taxes	42	42	52	52
Income tax receivable	17	1	12	1
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, at cost	1,478	1,391	1,402	1,329
Less accumulated depreciation and amortization	(1,134)	(1,079)	(1,086)	(1,028)
Property and equipment, net	344	312	316	301
Goodwill	95	95	95	95
Debt issuance costs, net of accumulated amortization of $77, $74, and $71, respectively	53	59	58	72
Deferred income taxes	18	18	32	32
Other assets	4	4	5	9
Total non-current assets	170	176	190	208
Total assets	1,901	1,822	1,780	1,780	1,722
Current liabilities:
Accounts payable	374	301	348	273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Deferred income taxes	1	1
Income taxes payable	8	19	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Deferred income taxes	11	11	4	4
Other long-term liabilities	86	85	79	78
Total long-term liabilities	3,285	3,459	3,459	3,749
Total liabilities	4,272	4,296	4,352	4,434
Commitments and contingencies
Stockholders' deficit:
Common Stock, $0.10 par value, 220,000,000 shares authorized; 118,414,727 shares issued and outstanding at October 27, 2012; 118,265,885 shares issued and outstanding at January 28, 2012; 118,284,809 shares issued and outstanding at October 29, 2011	12	12	12	12
Additional paid-in capital	49	48	46	43
Accumulated deficit	(2,438)	(2,540)	(2,637)	(2,716)
Accumulated other comprehensive income	6	6	7	7	6	5
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	$ 1,901	$ 1,822	$ 1,780	$ 1,780

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
CONSOLIDATED BALANCE SHEETS
Debt issuance costs, accumulated amortization (in dollars)	$ 77	$ 74	$ 71	$ 60
Common Stock, par value (in dollars per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Common Stock, shares authorized	220,000,000	220,000,000	220,000,000	220,000,000
Common Stock, shares issued	118,414,727	118,265,885	118,284,809	118,419,850
Common Stock, shares outstanding	118,414,727	118,265,885	118,284,809	118,419,850

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Other comprehensive income, net of tax:
Foreign currency translation adjustment		(1)			(1)	1	5
Total comprehensive income	$ 36	$ 31	$ 102	$ 79	$ 175	$ 104	$ 104

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012
Operating activities:
Net income	$ 102	$ 79	$ 176
Adjustments:
Depreciation and amortization	71	75	101
Share-based compensation	4	7	9
Debt issuance costs amortization	12	13	17
Accretion of long-term debt		35	35
Change in fair value of interest rate cap		4	5
Change in fair value of contingent consideration		(1)	(4)
Loss on early extinguishment of debt	3	16	18
Changes in assets and liabilities:
Merchandise inventories	(236)	(193)	(14)
Prepaid expenses and other	(11)	(8)	(7)
Accounts payable	72	85	38
Accrued interest	36	16
Accrued liabilities and other	(11)	2	5
Income taxes	(27)	(33)	(8)
Other long-term liabilities	1	2	10
Net cash provided by operating activities	16	99	413
Investing activities:
Additions to property and equipment	(85)	(84)	(109)
Net cash used in investing activities	(85)	(84)	(109)
Financing activities:
Issuance of senior notes due 2018	213
Repurchase of subordinated discount notes due 2016	(127)	(148)	(170)
Repayments on senior secured term loan facility	(209)	(50)	(50)
Repurchase of senior subordinated notes due 2016		(7)	(7)
Borrowings on asset-based revolving credit facility		102	145
Payments on asset-based revolving credit facility		(102)	(145)
Payment of debt issuance costs	(8)		(7)
Repurchase of Common Stock	(10)	(7)	(6)
Proceeds from stock options exercised	7	2	2
Payment of capital leases	(2)
Change in cash overdraft	(5)	(13)	(14)
Net cash used in financing activities	(141)	(223)	(252)
Net increase in cash and equivalents	(210)	(208)	52
Cash and equivalents at beginning of period	371	319	319
Cash and equivalents at end of period	161	111	371
Supplemental Cash Flow Information:
Cash paid for interest	138	123	201
Cash paid for income taxes	$ 85	$ 83	$ 86

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1.  Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Michaels Stores, Inc. and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. All expressions of the “Company”, “us,” “we,” “our,” and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended January 28, 2012.

The balance sheet at January 28, 2012 has been derived from the audited financial statements at that date, but does not include all of the information and notes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals and other items) considered necessary for a fair presentation have been included.

Because of the seasonal nature of our business, the results of operations for the quarter and nine months ended October 27, 2012 are not indicative of the results to be expected for the entire year.

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. All references herein to “fiscal 2012” relate to the 53 weeks ending February 2, 2013, and all references to “fiscal 2011” relate to the 52 weeks ended January 28, 2012. In addition, all references herein to “the third quarter of fiscal 2012” relate to the 13 weeks ended October 27, 2012, and all references to “the third quarter of fiscal 2011” relate to the 13 weeks ended October 29, 2011. Finally, all references to “the nine months ended October 27, 2012” relate to the 39 weeks ended October 27, 2012, and “the nine months ended October 29, 2011” relate to the 39 weeks ended October 29, 2011.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs,” an amendment to ASC topic 820, “Fair Value Measurements.” ASU 2011-04 conforms certain sections of Accounting Standards Codification (“ASC”) 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We adopted all requirements of ASU 2011-04 on January 29, 2012, with no material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” an amendment to ASC topic 220, “Comprehensive Income.” ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We adopted all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

Note 1. Summary of Significant Accounting Policies

Description of Business

Michaels Stores, Inc. owns and operates a chain of specialty retail stores in 49 states and Canada featuring arts, crafts, framing, floral, home décor, and seasonal merchandise for the hobbyist and do-it-yourself home decorator. Our wholly-owned subsidiary, Aaron Brothers, Inc., operates a chain of framing and art supply stores located in nine states. All expressions of the “Company”, “us”, “we”, “our”, and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

Fiscal Year

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. References to fiscal year mean the year in which that fiscal year began. Fiscal 2011 ended on January 28, 2012, fiscal 2010 ended on January 29, 2011, and fiscal 2009 ended on January 30, 2010. Each of these three fiscal years contained 52 weeks.

Consolidation

Our Consolidated Financial Statements include the accounts of Michaels Stores, Inc. and all wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency Translation

The functional currency of our Canadian operations is the Canadian dollar. Translation adjustments result from translating our Canadian subsidiary’s financial statements into U.S. dollars. Balance sheet accounts are translated at exchange rates in effect at the balance sheet date. Income statement accounts are translated at average exchange rates during the year. Resulting translation adjustments are recorded as a component of Accumulated other comprehensive income in our Consolidated Statements of Stockholders’ Deficit. Transaction gains and losses are recorded as a part of Other (income) and expense, net in our Consolidated Statements of Operations. The cumulative translation adjustment in fiscal 2011 was $6 million, net of deferred taxes of $5 million, while in fiscal 2010, the cumulative translation adjustment was $7 million, net of deferred taxes of $5 million. In fiscal 2011, we recorded transaction losses of $4 million related to foreign currency exchange rates. In fiscal 2010 and fiscal 2009, we recorded transaction gains of $2 million and $5 million, respectively, related to foreign currency exchange rates.

Cash and Equivalents

Cash and equivalents are comprised of cash, money market mutual funds, and short-term interest bearing securities with original maturities of three months or less and $22 million and $20 million of credit card clearing accounts as of January 28, 2012, and January 29, 2011, respectively. Cash equivalents are carried at cost, which approximates fair value. We record interest income earned from our cash and equivalents as a component of other (income) and expense, net, in our financial statements. In fiscal 2011, fiscal 2010 and fiscal 2009, we had a nominal amount of interest income.

Merchandise Inventories

Merchandise inventories are valued at the lower of cost or market, with cost determined using a weighted average method. Cost is calculated based upon the purchase price of an item at the time it is received by us, and also includes the cost of warehousing, handling, purchasing, and importing, as well as inbound and outbound transportation, partially offset by vendor allowances. This net inventory cost is recognized through Cost of sales when the inventory is sold. It is impractical for us to assign specific allocated overhead costs and vendor allowances to individual units of inventory. As such, to match net inventory costs against the related revenues, we estimate the net inventory costs to be deferred and recognized each period as the inventory is sold.

Vendor allowances, which primarily represent volume rebates and cooperative advertising funds, are recorded as a reduction to the cost of the merchandise inventories and a subsequent reduction in Cost of sales when the inventory is sold. We generally earn vendor allowances as a percentage of certain merchandise purchases with no minimum purchase requirements. Typically, our vendor allowance programs extend for a period of 12 months. We recognized vendor allowances of $115 million, or 2.7% of Net sales, in fiscal 2011, $112 million, or 2.8% of Net sales, in fiscal 2010, and $133 million, or 3.4% of Net sales, in fiscal 2009. During the three fiscal years ended January 28, 2012, the number of vendors from which vendor allowances were received ranged from approximately 650 to 740.

We utilize perpetual inventory records to value inventory in our stores. Physical inventory counts are performed in a significant number of stores during each fiscal quarter by a third party inventory counting service, with substantially all stores open longer than one year subject to at least one count each fiscal year. We adjust our perpetual records based on the results of the physical counts. We maintain a provision for estimated shrinkage based on the actual historical results of our physical inventories. We compare our estimates to the actual results of the physical inventory counts as they are taken and adjust the shrink estimates accordingly. We also evaluate our merchandise to ensure that the expected net realizable value of the merchandise held at the end of a fiscal period exceeds cost. In the event that the expected net realizable value is less than cost, we reduce the value of that inventory accordingly.

We routinely identify merchandise that requires some price reduction to accelerate sales of the product. The need for this reduction is generally attributable to clearance of seasonal merchandise or product that is being displaced from its assigned location in the store to make room for new merchandise. Additional SKUs that are candidates for repricing are identified using our perpetual inventory data. In each case, the appropriate repricing is determined at our corporate office. Price changes are transmitted electronically to the store and instructions are provided to our stores regarding product placement, signage, and display to ensure the product is effectively cleared.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets. Amortization of property under capital leases is on a straight-line basis over the lease term and is included in depreciation expense. We expense repairs and maintenance costs as incurred. We capitalize and depreciate significant renewals or betterments that substantially extend the life of the asset. Useful lives are generally estimated as follows (in years):

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5

*                                         We amortize leasehold improvements over the lesser of 10 years or the remaining lease term of the underlying facility.

Capitalized Software Costs

We capitalize certain costs related to the acquisition and development of internal use software that is expected to benefit future periods. These costs are being amortized on a straight-line basis over the estimated useful life, which is generally five years. As of January 28, 2012 and January 29, 2011, we had unamortized capitalized software costs of $74 million and $46 million, respectively. These amounts are included in Property and equipment, net on the Consolidated Balance Sheets. Amortization of capitalized software costs totaled approximately $30 million, $14 million and $22 million in fiscal year 2011, 2010 and 2009, respectively.

Goodwill

Under the provisions of Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, we review goodwill for impairment each year in the fourth quarter, or more frequently if required. In conducting our impairment review, we elect to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent valuations.

If, after assessing the totality of events or circumstances such as those described above, we determine that it is more likely than not that the fair value of our reporting unit is greater than its carrying amount, no further action is required. If we determine that it is more likely than not that the fair value of our reporting unit is less than its carrying amount, we will compare each reporting unit’s carrying value to its estimated fair value, determined through estimated discounted future cash flows and market-based methodologies. If the carrying value exceeds the estimated fair value, we determine the fair value of all assets and liabilities of the reporting unit, including the implied fair value of goodwill. If the carrying value of goodwill exceeds the implied fair value, we recognize an impairment charge equal to the difference. There are assumptions and estimates underlying the determination of fair value and any resulting impairment loss. Significant changes in these assumptions, or another estimate using different, but still reasonable, assumptions could produce different results. We have performed the required impairment tests of goodwill, and the tests have not resulted in an impairment charge in fiscal 2011, fiscal 2010 or fiscal 2009.

Impairment of Long-Lived Assets

We evaluate long-lived assets, other than goodwill and assets with indefinite lives, for indicators of impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable. Our evaluation compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment loss has occurred, the loss would be recognized during that period based on the estimated fair value of the assets. Our impairment analysis contains management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. If actual results differ from these estimates, we may be exposed to additional impairment losses that may be material.

Reserve for Closed Facilities

We maintain a reserve for future rental obligations, carrying costs, and other closing costs related to closed facilities, primarily closed and relocated stores. In accordance with ASC 420, Exit or Disposal Cost Obligations, we recognize exit costs for any store closures at the time the store is closed. Such costs are recorded within the Cost of sales and occupancy expense line item on our Consolidated Statements of Operations.

The cost of closing a store or facility is recorded at the estimated fair value of expected cash flows which we calculate as the lesser of the present value of future rental obligations remaining under the lease (less estimated sublease rental income) or the lease termination fee. The determination of the reserves is dependent on our ability to make reasonable estimates of costs to be incurred post-closure and of rental income to be received from subleases. In planning our store closures, we generally try to time our exits as close to the lease termination date as possible to minimize any remaining lease obligation.

The following is a detail of account activity related to closed facilities:

	Fiscal Year
	2011	2010	2009
	(In millions)
Balance at beginning of fiscal year	$5	$7	$7
Additions charged to costs and expenses	7	—	4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	$9	$5	$7

Insurance Liabilities

We have insurance coverage for losses in excess of self-insurance limits for medical liability, general liability and workers’ compensation claims. Health care reserves are based on actual claims experience and an estimate of claims incurred but not reported. Reserves for general liability and workers’ compensation are determined through the use of actuarial studies. Due to the significant judgments and estimates utilized for determining these reserves, they are subject to a high degree of variability. In the event our insurance carriers are unable to pay claims submitted to them, we would record a liability for such estimated payments we expect to incur.

Revenue Recognition

Revenue from sales of our merchandise is recognized when the customer takes possession of the merchandise. Revenue is presented net of point-of-sale coupons, discounts, and sales taxes collected. Sales related to custom framing are recognized when the order is picked up by the customer. We deferred 13 days of custom framing revenue at the end of fiscal 2011, 2010 and 2009. Our deferral is an estimate based on the number of days for manufacturing, in-store assembly, and customer pick-up. As of January 28, 2012 and January 29, 2011, our deferred framing revenue was approximately $10 million.

We allow for merchandise to be returned under most circumstances and provide a reserve for estimated returns. We use historical customer return behavior to estimate our reserve requirements. As of January 28, 2012 and January 29, 2011, our sales returns reserve was approximately $3 million.

We record a gift card liability on the date we issue the gift card to the customer. We record revenue and reduce the gift card liability as the customer redeems the gift card. The deferred revenue associated with outstanding gift cards increased $4 million from $26 million at January 29, 2011, to $30 million as of January 28, 2012. We escheat the value of unredeemed gift cards where required by law. Any remaining liabilities not subject to escheatment are evaluated to determine whether the likelihood of the gift card being redeemed is remote (gift card breakage). We recognize gift card breakage as revenue, by applying our estimate of the rate of gift card breakage over the period of estimated performance. Our estimates of the gift card breakage rate are applied to the estimated amount of gift cards that are expected to go unused, that are not subject to escheatment, and are based on customers’ historical redemption rates and patterns, which may not be indicative of future redemption rates and patterns. We recognized revenue of approximately $1 million in fiscal 2011, $3 million in fiscal 2010 and $2 million in fiscal 2009, related to such gift card balances.

Costs of Sales and Occupancy Expenses

Included in our Costs of sales are the following:

·                  purchase price of merchandise, net of vendor allowances and rebates

·                  inbound freight, inspection costs, duties and import agent commissions

·                  warehousing, handling, and transportation costs (including internal transfer costs such as distribution center-to-store freight costs) and purchasing and receiving costs and

·                  share-based compensation costs for those employees involved in preparing inventory for sale

Costs of sales are included in merchandise inventories and expensed as the merchandise is sold.

Included in our occupancy expenses are the following costs which are recognized as period costs as described below:

·                  store expenses such as rent, insurance, taxes, common area maintenance, utilities, repairs and maintenance

·                  amortization of store buildings and leasehold improvements

·                  store closure costs and

·                  store remodel costs

We record rent expense ratably over the term of the lease beginning with the date we take possession of or control the physical access to the premises. We record leasehold improvement reimbursements as a liability and ratably adjust the liability as a reduction to rent expense over the lease term beginning with the date we take possession of or control the physical access to the premises. At times, we receive landlord reimbursements for leasehold improvements made during the lease term, which we record as a liability and ratably adjust as a reduction to rent expense over the remaining lease term.

Selling, General, and Administrative Costs

Included in our selling, general, and administrative costs are store personnel costs (including share-based compensation), store operating expenses, advertising expenses, store depreciation expense, and corporate overhead costs.

Advertising costs are expensed in the period in which the advertising first occurs. Our cooperative advertising allowances are accounted for as a reduction in the purchase price of merchandise since an obligation to advertise specific product does not exist in our cooperative advertising arrangements.

Advertising expenses were $183 million, $172 million, and $167 million for fiscal 2011, 2010, and 2009, respectively.

Store Pre-Opening Costs

We expense all start-up activity costs as incurred. Rent expense incurred prior to the store opening is recorded in Cost of sales and occupancy expense on our Consolidated Statement of Operations.

Income Taxes

We record income tax expense using the liability method for taxes and are subject to income tax in many jurisdictions, including the U.S., various states and localities, and Canada. A current tax liability or asset is recognized for the estimated taxes payable or refundable on the tax returns for the current year and a deferred tax liability or asset is recognized for the estimated future tax effects attributable to temporary differences and carryforwards. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized as income or expense in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. In evaluating our ability to realize our deferred tax asset, we considered the following sources of future taxable income:

·                  future reversals of existing taxable temporary differences

·                  future taxable income, exclusive of reversing temporary differences and carryforwards

·                  taxable income in prior carryback years and

·                  tax-planning strategies

Our evaluation regarding whether a valuation allowance is required or should be adjusted also considers, among other things, the nature, frequency, and severity of recent losses, forecasts of future profitability and the duration of statutory carryforward periods. Our forecasts of future profitability represents our best estimate of these future events. After conducting this assessment, the valuation allowance recorded against our deferred tax assets was $14 million and $15 million as of January 28, 2012 and January 29, 2011, respectively. If actual results differ from estimated results or if we adjust these assumptions in the future, we may need to adjust our deferred tax assets or liabilities, which could impact our effective tax rate.

The amount of income taxes we pay is subject to ongoing audits in the taxing jurisdictions in which we operate. During these audits, the taxing authorities may challenge items on our tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. We recognize tax benefits for uncertain positions only to the extent that we believe it is more likely than not that the tax position will be sustained. Our future results may include favorable or unfavorable adjustments to our unrecognized tax benefits due to closure of income tax audits, new regulatory or judicial pronouncements, or other relevant events. As a result, our effective tax rate may fluctuate significantly on a quarterly and annual basis.

Share-Based Compensation

ASC 718, Stock Compensation, requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements, based on their fair value, over the requisite service period. Compensation cost is based on the grant date fair value of the award and ratably recognized as an expense over the effective vesting period. We estimate the fair value of stock option awards using a Black-Scholes option value model.

Beginning with our adoption of ASC 718, we report excess tax benefits as a cash inflow in the financing section of our Statement of Cash Flows and would record a tax deficiency, if any, as a cash outflow from operating activities. For fiscal 2011, fiscal 2010, and fiscal 2009, we did not have any tax benefits or tax deficiencies associated with share-based awards.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”, an amendment to ASC topic 820, “Fair Value Measurements”. ASU 2011-04 conforms certain sections of ASC 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We will adopt all requirements of ASU 2011-04 on January 29, 2012, with no material impact expected on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”, an amendment to ASC topic 220, “Comprehensive Income”. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We will adopt all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 allows entities testing for goodwill impairment to have the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If an entity believes, as a result of its qualitative assessment, it is more-likely-than-not the fair value of a reporting unit is less than its carrying amount, the currently prescribed two-step goodwill impairment test must be performed. Otherwise, no further testing is required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted ASU 2011-08 in the fourth quarter of fiscal 2011.

Debt	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Debt

Note 2.  Debt

Our outstanding debt is detailed in the table below.  We were in compliance with the terms and conditions of all debt agreements for all periods presented.

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

Senior Secured Term Loan Facility

On September 27, 2012, we used the net proceeds from the issuance of the Additional Senior Notes (as defined below) to prepay approximately $209 million of our B-1 Term Loans under our Senior Secured Term Loan Facility. In accordance with ASC 470, Debt, we recorded a loss on early extinguishment of debt of approximately $1 million to write off debt issuance costs associated with the prepayment of B-1 Term Loans.

7¾%  Senior Notes due 2018

On September 27, 2012, we issued an additional $200 million aggregate principal amount (the “Additional Senior Notes”) of our 7¾% Senior Notes due November 1, 2018 (the “2018 Senior Notes”) under the Indenture, dated as of October 21, 2010 (the “Indenture”), by and among the Company, the guarantors party thereto (“Guarantors”) and Law Debenture Trust Company of New York, as trustee (“Trustee”), as amended on the date of such issuance by a supplemental indenture, dated as of September 27, 2012, by and among the Company, the Guarantors and the Trustee.  The Additional Senior Notes were issued at a premium of 106.25% of face value, resulting in an effective interest rate of 6½%. The Additional Senior Notes form a single class with the 2018 Senior Notes previously issued under the Indenture and have terms that are identical to the previously issued 2018 Senior Notes (as described in our Annual Report on Form 10-K for the fiscal year ended January 28, 2012), except that interest on the Additional Senior Notes accrues from and including May 1, 2012, and the Additional Senior Notes are subject to the Registration Rights Agreement described below.

Pursuant to the Registration Rights Agreement with respect to the Additional Senior Notes, entered into by the Company, the Guarantors and the initial purchasers of the Additional Senior Notes, on September 27, 2012, we agreed that we will use our reasonable best efforts to register with the Securities and Exchange Commission, notes having substantially identical terms as the Additional Senior Notes as part of an offer to exchange freely tradable exchange notes for the Additional Senior Notes (the “Exchange Offer”). We are required to use our reasonable best efforts to cause the Exchange Offer to be completed or, if required, to have a shelf registration statement declared effective, within 360 days after the issue date of the Additional Senior Notes.

If we fail to meet this target (a “Registration Default”), the annual interest rate on the Additional Senior Notes will increase by 0.25%. The annual interest rate on the Additional Senior Notes will increase by an additional 0.25% for each subsequent 90-day period during which the Registration Default continues, up to a maximum additional interest rate of 1.00% per year over the applicable interest rate described above. If the Registration Default is corrected, the applicable interest rate on the Additional Senior Notes will revert to the original level.

In accordance with ASC 470, we recorded $4 million of debt issuance costs that will be amortized as interest expense over the life of the Additional Senior Notes.

13%  Subordinated Discount Notes due 2016

On May 1, 2012, as required pursuant to the indenture (“Subordinated Discount Notes Indenture”) governing our 13% Subordinated Discount Notes due 2016 (“Subordinated Discount Notes”), we redeemed that portion of each Subordinated Discount Note outstanding on such date equal to the amount sufficient, but not in excess of the amount necessary, to ensure that such Subordinated Discount Note will not be an applicable high yield discount obligation (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code of 1986, as amended (the “AHYDO Amount”).  These redemptions were at a price equal to 100% of the Accreted Value (as defined in the Subordinated Discount Notes Indenture) of such portion as of the date of redemption. The aggregate payment of $127 million made on May 1, 2012, was required to ensure the Subordinated Discount Notes would not be AHYDO instruments.

On October 1, 2012, we delivered to the holders of our remaining outstanding Subordinated Discount Notes due 2016 an irrevocable notice of redemption of all of our outstanding Subordinated Discount Notes. Subsequent to the end of the period, on November 1, 2012, we redeemed a portion of the Subordinated Discount Notes equal to the AHYDO Amount at a redemption price equal to 100% and the remaining Subordinated Discount Notes at a redemption price equal to 104.333%.  In accordance with ASC 470, we will record a loss on early extinguishment of debt of approximately $11 million related to the redemption of our Subordinated Discount Notes. The $11million loss is comprised of a $8 million redemption premium and $3 million to write off related debt issuance costs.

Senior Secured Asset-Based Revolving Credit Facility

On September 17, 2012, we entered into a second amended and restated credit agreement (the “Restated Credit Agreement”) to amend various terms of our amended and restated credit agreement, dated as of February 18, 2010. The Restated Credit Agreement, together with related security, guarantee and other agreements, is referred to as the “Restated Revolving Credit Facility”.

The Restated Revolving Credit Facility provides for senior secured financing of up to $650 million, subject to a borrowing base, maturing on September 17, 2017 (the “ABL Maturity Date”). The borrowing base under the Restated Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables, plus (ii) 90% of the appraised net orderly liquidation value of eligible inventory, plus (iii) the lesser of (x) 90% of the appraised net orderly liquidation value of inventory supported by eligible letters of credit and (y) 90% of the face amount of eligible letters of credit supported by eligible letters of credit, minus (iv) certain reserves.

The Restated Revolving Credit Facility provides us with the right to request up to $200 million of additional commitments under the Restated Revolving Credit Facility. The lenders under the Restated Revolving Credit Facility will not be under any obligation to provide any such additional commitments, and any increase in commitments is subject to customary conditions precedent. If we were to request any such additional commitments, and the existing lenders or new lenders were to agree to provide such commitments, the facility size could be increased to up to $850 million, but our ability to borrow under the Restated Revolving Credit Facility would still be limited by the borrowing base.

Borrowings under the Restated Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Wells Fargo, (2) the federal funds effective rate plus 0.50% and (3) a London Interbank Offered Rate(“LIBOR”) subject to certain adjustments plus 1.00% or (b) a LIBOR subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is (a) 0.75% for prime rate borrowings and 1.75% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the Restated Revolving Credit Facility. Same-day borrowings bear interest at the base rate plus the applicable margin.

We are required to pay a commitment fee on the unutilized commitments under the Restated Revolving Credit Facility, which initially is 0.375% per annum. The commitment fee is subject to adjustment each fiscal quarter. If average daily excess availability is less than or equal to 50% of the total commitments, the commitment fee will be 0.25% per annum, and if average daily excess availability is greater than 50% of the total commitments, the commitment fee will be 0.375%. In addition, we must pay customary letter of credit fees and agency fees.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the Restated Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base (the “Loan Cap”), we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If excess availability under the Restated Revolving Credit Facility is less than (i) 12.5% of the Loan Cap, for five consecutive business days, or (ii) $65 million, at any time, or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the Restated Revolving Credit Facility. Excess availability under the Restated Revolving Credit Facility means the lesser of the Loan Cap minus the outstanding credit extensions. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the Restated Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

From the time when we have excess availability less than the greater of (a) 10% of the Loan Cap and (b) $50 million, until the time when we have excess availability greater than the greater of (a) 10% of the Loan Cap and (b) $50 million for 30 consecutive days, the Restated Revolving Credit Facility will require us to maintain a consolidated fixed charge coverage ratio of at least 1.0 to 1.0. The Restated Revolving Credit Facility also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including change of control and cross-default to material indebtedness).

In accordance with ASC 470, we recorded a loss on early extinguishment of debt of approximately $2 million to write off debt issuance costs related to the Restated Revolving Credit Facility, with the remaining $7 million of unamortized debt issuance costs being amortized over the revised life. In addition, we recorded $4 million of debt issuance costs associated with the execution of the Restated Revolving Credit Facility that will be amortized as interest expense over the life of the Restated Revolving Credit Facility.

As of October 27, 2012, the borrowing base was $650 million, of which we had no outstanding borrowings, $61 million of outstanding letters of credit, and $589 million of unused borrowing capacity. Subsequent to the end of the period, on November 1, 2012, we borrowed $216 million under our Restated Revolving Credit Facility to fund the redemption of the Subordinated Discount Notes described above as well as other working capital needs, resulting in $373 million of unused borrowing capacity thereunder as of such date.

Note 4. Debt

Our debt consisted of the following for fiscal 2011 and fiscal 2010:

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667

We capitalized $133 million of costs, net of write-offs, related to our issuance of various debt instruments. We amortize these deferred financing costs using the straight-line method, which produces results materially consistent with the effective interest method, over the lives of the respective debt agreements (which range from five to ten years) and record the amortization to interest expense. Our expected amortization expense pertaining to the deferred financing costs for each of the next five fiscal years and thereafter is as follows:

	2012	2013	2014	2015	2016	Thereafter
Amortization expense	$16	$16	$10	$9	$6	$2

The aggregate amounts of scheduled maturities of our debt for the next five years and thereafter are as follows:

Fiscal Year (In millions)	Amount
2012	127
2013	501
2014	1
2015	1
2016	2,065
Thereafter	800
Total debt payments	3,495
Less unrealized discount accretion	5
Total debt balance as of January 28, 2012	$3,490

As of January 28, 2012 and January 29, 2011, the weighted average interest rate of the Current portion of our long-term debt was 13.00% and 5.97%, respectively.

Senior Secured Term Loan Facility

On October 31, 2006, we executed a $2.4 billion senior secured term loan facility (the “Senior Secured Term Loan Facility”) with Deutsche Bank A.G. New York Branch, and other lenders. The full amount was borrowed on October 31, 2006, with the balance payable on October 31, 2013.

On August 20, 2009, we amended the Senior Secured Term Loan Facility to permit the issuance or incurrence of indebtedness for the purpose of the repayment of existing term loans under the Senior Secured Term Loan Facility, which new indebtedness could take the form of additional term loans under the Senior Secured Term Loan Facility or secured or unsecured bonds or other loans.

On November 5, 2009, and December 15, 2011, we amended the Senior Secured Term Loan Facility to extend $1.0 billion and $619 million, respectively, of existing term loans (the “B-2 Term Loans” and “B-3 Term Loans”, respectively) to July 31, 2016, with the remaining $501 million of existing term loans (the “B-1 Term Loans” and, together with the B-2 Term Loans and the B-3 Term Loans, the “Term Loans”) keeping the original maturity date of October 31, 2013.

Borrowings under the Senior Secured Term Loan Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the higher of (1) the prime rate of Deutsche Bank and (2) the federal funds effective rate plus 1/2 of 1% or (b) a London Interbank Offered Rate (“LIBOR”), subject to certain adjustments, in each case plus an applicable margin. The applicable margin is (i) with respect to B-1 Term Loans, 1.25% for base rate borrowings and 2.25% for LIBOR borrowings; and (ii) with respect to B-2 Term Loans and B-3 Term Loans, 3.50% for base rate borrowings and 4.50% for LIBOR borrowings. In addition, the applicable margin is subject to a 0.25% decrease based on our corporate family rating assigned by Moody’s Investors Service, Inc.

The B-2 Term Loans and B-3 Term Loans are subject to a minimum increase in interest rates in connection with any future extensions of term loans to the extent that any such future extension has an increase in effective yield in excess of 0.25% above the effective yield of the B-2 Term Loans or B-3 Term Loans.

In fiscal 2009, we recorded an expense of $3 million related to the amendment extending the B-2 Term Loans in accordance with ASC 470, Debt. We also recorded $1 million in debt issuance costs that is being amortized as interest expense over the life of the B-2 Term Loans. The unamortized debt issuance costs related to the Senior Secured Term Loan Facility were allocated proportionately between the B-1 and B-2 Term Loans. The costs allocated to the B-2 Term Loans are being amortized over the revised life through July 31, 2016.

We recorded an expense of $3 million related to the amendment extending the B-3 Term Loans in accordance with ASC 470. We also recorded $6 million in debt issuance costs that is being amortized as interest expense over the life of the B-3 Term Loans. The unamortized debt issuance costs related to the Senior Secured Term Loan Facility were allocated proportionately between the B-1 and B-3 Term Loans. The costs allocated to the B-3 Term Loans are being amortized over the revised life through July 31, 2016.

The Senior Secured Term Loan Facility requires us to prepay outstanding term loans with (a) 100% of the net proceeds of any debt issued by us or our subsidiaries (with exceptions for certain debt permitted to be incurred under the Senior Secured Term Loan Facility) and (b) 50% (which percentage will be reduced to 25% if our total leverage ratio (as defined in the Senior Secured Term Loan Facility) is less than 6.00:1.00 and will be reduced to 0% if our total leverage ratio is less than 5.00:1.00) of our annual Excess Cash Flow (as defined in the Senior Secured Term Loan Facility). We must also offer to prepay outstanding term loans at 100% of the principal amount to be prepaid, plus accrued and unpaid interest, with the proceeds of certain asset sales or casualty events under certain circumstances. We may voluntarily prepay outstanding loans under the Senior Secured Term Loan Facility at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans.

All obligations under the Senior Secured Term Loan Facility are unconditionally guaranteed by each direct and indirect wholly-owned subsidiary that guarantees the obligations of the Company under the senior secured asset-based Revolving Credit Facility (as defined below). All obligations under the Senior Secured Term Loan Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of our material subsidiaries (the “Subsidiary Guarantors”), including:

·                  a first-priority pledge of all of the capital stock held by us (excluding the stock of Michaels of Canada, ULC) and the Subsidiary Guarantors (which pledge, in the case of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary)

·                  a first-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment, but excluding, among other things, the collateral described in the following bullet point and

·                  a second-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing

Our total leverage ratio at January 28, 2012 was less than 5.00:1.00, and as a result, there was no required Excess Cash Flow payment for fiscal 2011. However, during fiscal 2011, we made a voluntary prepayment of $50 million. Our voluntary prepayment of $110 million in fiscal 2010 more than offset the fiscal 2010 payment required from our annual Excess Cash Flow. Under the Senior Secured Term Loan Facility, excess cash flow payments and voluntary prepayments serve to reduce future scheduled quarterly principal payments. The voluntary prepayments made in fiscal 2011 and fiscal 2010 effectively satisfied all scheduled quarterly principal payments until maturity of the Term Loans.

The Senior Secured Term Loan Facility contains a number of negative covenants that are substantially similar to, but more restrictive in certain respects than, those governing the Notes (as defined below) as well as certain other customary affirmative and negative covenants and events of default. As of January 28, 2012, we were in compliance with all covenants.

7¾% Senior Notes due 2018

On October 21, 2010, we issued $800 million aggregate principal amount of 7¾% Senior Notes that mature on November 1, 2018 (the “2018 Senior Notes”) at a discounted price of 99.262% of face value, resulting in an effective interest rate of 7 7/8%. Interest is payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2011. The 2018 Senior Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior basis, by each of our subsidiaries that guarantee indebtedness under our senior secured asset-based Revolving Credit Facility and Senior Secured Term Loan Facility (the “Senior Secured Credit Facilities”).

In connection with the issuance of the 2018 Senior Notes, we entered into a registration rights agreement. Under the terms of the registration rights agreement, we were required to file, and did initially file on April 28, 2011, an exchange offer registration statement, as amended (the “Exchange Offer Registration Statement”), enabling holders to exchange the 2018 Senior Notes for registered notes with terms identical in all material respects to the terms of the 2018 Senior Notes, except the registered notes would be freely tradable. We also agreed to use our reasonable best efforts to have the Exchange Offer Registration Statement declared effective by the Securities and Exchange Commission (the “SEC”) no later than 360 days after the date of the issuance of the 2018 Senior Notes. On June 20, 2011, the Exchange Offer Registration Statement was declared effective by the SEC. We completed the exchange offer on August 1, 2011.

The 2018 Senior Notes and the guarantees thereof are our and the guarantors’ unsecured senior obligations and (i) rank senior in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the 2018 Senior Notes (including the Senior Subordinated Notes and the Subordinated Discount Notes, as defined and described below); (ii) rank equally in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are not, by their terms, expressly subordinated in right of payment to the 2018 Senior Notes; (iii) are effectively subordinated in right of payment to all of our and the guarantors’ existing and future secured debt (including obligations under the Senior Secured Credit Facilities), to the extent of the value of the assets securing such debt; and (iv) are structurally subordinated to all obligations of our subsidiaries that are not guarantors of the 2018 Senior Notes.

At any time prior to November 1, 2014, we may redeem all or a part of the 2018 Senior Notes at a redemption price equal to 100% of the principal amount of the 2018 Senior Notes redeemed plus the Applicable Premium (as defined in the indenture governing the 2018 Senior Notes (the “2018 Senior Indenture”)) and accrued and unpaid interest and Additional Interest (as defined in the 2018 Senior Indenture), if any, to the date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date. On and after November 1, 2014, the Company may redeem the 2018 Senior Notes, in whole or in part, upon notice, at the redemption prices (expressed as percentages of principal amount of the 2018 Senior Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon and Additional Interest, if any, to the applicable date of redemption if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

In addition, until November 1, 2013, we may, at our option, on one or more occasions redeem up to 35% of the aggregate principal amount of the 2018 Senior Notes (including the aggregate principal amount of the 2018 Senior Notes issued after the issue date) at a redemption price equal to 107.750% of the aggregate principal amount thereof, plus accrued and unpaid interest thereon and Additional Interest, if any, to the applicable date of redemption, subject to the right of holders of record on the relevant record date to receive interest due on the relevant interest payment date, with the net cash proceeds of one or more Equity Offerings (as defined in the 2018 Senior Indenture); provided that at least 50% of the sum of the aggregate principal amount of the 2018 Senior Notes originally issued under the 2018 Senior Indenture and any 2018 Senior Notes that are issued under the 2018 Senior Indenture after the issue date remains outstanding immediately after the occurrence of each such redemption; and provided further that each such redemption occurs within 90 days of the date of closing of each such Equity Offering.

Upon a change in control we are required to offer to purchase all of the 2018 Senior Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest.

The 2018 Senior Indenture contains covenants limiting, among other things, the Company’s ability and the ability of the Company’s restricted subsidiaries to:

·                  incur additional debt

·                  pay dividends or distributions on the Company’s capital stock or repurchase the Company’s capital stock

·                  issue stock of subsidiaries

·                  make certain investments

·                  create liens on the Company’s assets to secure debt

·                  enter into transactions with affiliates

·                  merge or consolidate with another company and

·                  sell or otherwise transfer assets

The 2018 Senior Indenture also provides for events of default, which, if certain of them occur, would permit the trustee under the 2018 Senior Indenture or holders of at least 25% in principal amount of the then outstanding 2018 Senior Notes to declare the principal, premium, if any, interest and any other monetary obligations on all the then outstanding 2018 Senior Notes to be due and payable immediately.

In accordance with ASC 470, we are amortizing$15 million in debt issuance costs as interest expense over the life of the 2018 Senior Notes.

11 3/8% Senior Subordinated Notes due 2016

On October 31, 2006, we issued $400 million in principal amount of 11 3/8% Senior Subordinated Notes due November 1, 2016 (the “Senior Subordinated Notes”). Interest is payable semi-annually in arrears on each May 1 and November 1, commencing on May 1, 2007. The Senior Subordinated Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured senior subordinated basis, by each of our subsidiaries that guarantee indebtedness under our Senior Secured Credit Facilities.

The Senior Subordinated Notes and the guarantees thereof are our and the guarantors’ unsecured senior subordinated obligations and (i) are subordinated in right of payment to all of our and the guarantors’ existing and future senior debt, including the Senior Secured Credit Facilities and the 2018 Senior Notes; (ii) rank equally in right of payment to all of our and the guarantors’ future senior subordinated debt; (iii) are effectively subordinated to all of our and the guarantors’ existing and future secured debt (including the Senior Secured Credit Facilities) to the extent of the value of the assets securing such debt; and (iv) rank senior in right of payment to all of our and the guarantors’ existing and future debt and other obligations that are, by their terms, expressly subordinated in right of payment to the Senior Subordinated Notes, including the Subordinated Discount Notes.

During fiscal 2011, we completed open market repurchases of our outstanding Senior Subordinated Notes totaling $7 million. Pursuant to the terms of the repurchases, we agreed to pay the holders of the Senior Subordinated Notes face value plus a purchase premium. In accordance with ASC 470, we recorded a loss related to the early extinguishment of the repurchased Senior Subordinated Notes, which was immaterial to the Consolidated Financial Statements

On and after November 1, 2011, we may redeem all or part of the Senior Subordinated Notes, upon notice, at the redemption prices (expressed as percentages of principal amount of the Senior Subordinated Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon to the applicable date of redemption if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2011	105.688%
2012	103.792%
2013	101.896%
2014 and thereafter	100.000%

Upon a change in control, we are required to offer to purchase all of the Senior Subordinated Notes at a price in cash equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest. The indenture governing the Senior Subordinated Notes contains restrictive covenants and events of default substantially similar to those of the 2018 Senior Notes described above.

13% Subordinated Discount Notes due 2016

On October 31, 2006, we issued $469 million in principal amount at maturity of 13% Subordinated Discount Notes due on November 1, 2016 (“the Subordinated Discount Notes” and together with the 2018 Senior Notes and the Senior Subordinated Notes, the “Notes”). No cash interest was payable on the Subordinated Discount Notes prior to November 1, 2011. Beginning on November 1, 2011, cash interest accrues and is payable semi-annually in arrears on each May 1 and November 1 (the first cash interest payment date is May 1, 2012). The Subordinated Discount Notes are guaranteed, jointly and severally, fully and unconditionally, on an unsecured subordinated basis, by each of our subsidiaries that guarantee indebtedness under our Senior Secured Credit Facilities.

The Subordinated Discount Notes and the guarantees thereof are our and the guarantors’ unsecured subordinated obligations and (i) are subordinated in right of payment to all of our and the guarantors’ existing and future senior debt (including the Senior Secured Credit Facilities, the 2018 Senior Notes and the Senior Subordinated Notes); and (ii) are effectively subordinated to all of our and the guarantors’ secured debt (including the Senior Secured Credit Facilities) to the extent of the value of the assets securing such debt.

During fiscal 2011, we completed open market repurchases of our outstanding Subordinated Discount Notes totaling $163 million face value, or $155 million accreted value. Pursuant to the terms of the repurchases, we agreed to pay the holders of the Subordinated Discount Notes face value plus a purchase premium.

In accordance with ASC 470, we recorded a loss of $18 million during fiscal 2011 related to the early extinguishment of the repurchased Subordinated Discount Notes. The $18 million loss is comprised of $11 million to recognize the unrealized interest accretion and the write off of related debt issuance costs, as well as $7 million in purchase premiums.

On and after November 1, 2011, we may redeem all or part of the Subordinated Discount Notes, upon notice, at the redemption prices (expressed as percentages of Accreted Value (as defined in the indenture governing the Subordinated Discount Notes) of the Subordinated Discount Notes to be redeemed) set forth below, plus accrued and unpaid interest thereon (to the extent not already included in Accreted Value) as of the applicable date of redemption (if redeemed during the twelve-month period beginning on November 1 of each of the years indicated below:

Year	Percentage
2011	106.500%
2012	104.333%
2013	102.167%
2014 and thereafter	100.000%

On May 1, 2012, and, if necessary, any interest payment date thereafter prior to the maturity date of the Subordinated Discount Notes, we are required to redeem a portion of each Subordinated Discount Note outstanding on such date equal to an amount sufficient, but not in excess of the amount necessary, to ensure that such Subordinated Discount Note will not be an applicable high yield discount obligation (“AHYDO”) within the meaning of Section 163(i)(1) of the Internal Revenue Code of 1986, as amended. These redemptions are to be at a price equal to 100% of the Accreted Value of such portion as of the date of redemption. As of January 28, 2012, the aggregate payment required to ensure the Subordinated Discount Notes will not be AHYDO instruments was $127 million and is classified as Current portion of long-term debt on the Consolidated Balance Sheets.

Upon a change in control, we are required to offer to purchase all of the Subordinated Discount Notes at a price in cash equal to 101% of the Accreted Value, plus accrued and unpaid interest. The Subordinated Discount indenture contains restrictive covenants and events of default substantially similar to those of the 2018 Senior Notes described above.

Asset-based Revolving Credit Facility

On February 18, 2010, we entered into an agreement to amend and restate various terms of the then existing asset-based Revolving Credit Facility, dated as of October 31, 2006 (as amended and restated, the “senior secured asset- based Revolving Credit Facility”). The senior secured asset-based Revolving Credit Facility provides an aggregate amount of $850 million in commitments, which are scheduled to terminate on the earlier of April 15, 2014, or 45 days prior to the maturity date of any class of term loans in our Senior Secured Term Loan Facility (the “ABL Maturity Date”). On April 8, 2011, the Company elected to permanently terminate $50 million in commitments under a last out tranche.

The borrowing base under the senior secured asset-based Revolving Credit Facility equals the sum of (i) 90% of eligible credit card receivables and debit card receivables; (ii) between 85% and 87.5% of the appraised net orderly liquidation value of eligible inventory and of eligible letters of credit; and (iii) a percentage of eligible in-transit inventory, less certain reserves.

Borrowings under the senior secured asset-based Revolving Credit Facility bear interest at a rate per annum equal to, at our option, either (a) a base rate determined by reference to the highest of (1) the prime rate of Bank of America, N.A., (2) the federal funds effective rate plus 0.50% and (3) a LIBOR rate subject to certain adjustments plus 1.00% or (b) a LIBOR rate subject to certain adjustments, in each case plus an applicable margin. The initial applicable margin is 2.50% for base rate borrowings and 3.50% for LIBOR borrowings. The applicable margin is subject to adjustment each fiscal quarter based on the excess availability under the senior secured asset-based Revolving Credit Facility. Same-day borrowings bear interest at a rate per annum equal to a base rate determined by reference to the highest of (a) the prime rate of Bank of America, N.A., (b) the federal funds effective rate plus 0.50% and (c) a LIBOR rate subject to certain adjustments plus 1.00%, in each case, plus an applicable margin. The initial applicable margin with respect to same-day borrowings is 2.50%.

We are required to pay a commitment fee of 0.625% per annum on the unutilized commitments under the senior secured asset-based Revolving Credit Facility. We must also pay customary letter of credit fees and agency fees.

If, at any time, the aggregate amount of outstanding loans, unreimbursed letter of credit drawings and undrawn letters of credit under the senior secured asset-based Revolving Credit Facility exceeds the lesser of (i) the commitment amount and (ii) the borrowing base, we will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess, with no reduction of the commitment amount. If the amount available under the senior secured asset-based Revolving Credit Facility is less than $75 million at any time, or for five consecutive business days is less than the greater of $100 million or 15% of the lesser of the (i) then borrowing base and (ii) Revolving Credit Ceiling (as defined below), or if certain events of default have occurred, we will be required to repay outstanding loans and cash collateralize letters of credit with the cash we are required to deposit daily in a collection account maintained with the agent under the senior secured asset-based Revolving Credit Facility. We may voluntarily reduce the unutilized portion of the commitment amount and repay outstanding loans at any time without premium or penalty other than customary breakage costs with respect to LIBOR loans. There is no scheduled amortization under the senior secured asset-based Revolving Credit Facility; the principal amount of the loans outstanding is due and payable in full on the ABL Maturity Date.

We must not permit excess availability at any time to be less than the greater of (a) $75 million and (b) 10% of the lesser of (1) the then borrowing base under the senior secured asset-based Revolving Credit Facility or (2) $850 million (as reduced or increased in accordance with the terms of the senior secured asset-based Revolving Credit Facility, the “Revolving Credit Ceiling”). Excess availability under the senior secured asset-based Revolving Credit Facility means the lesser of (a) the Revolving Credit Ceiling minus the outstanding credit extensions and (b) the then borrowing base minus the outstanding credit extensions.

All obligations under the senior secured asset-based Revolving Credit Facility are unconditionally guaranteed, jointly and severally, fully and unconditionally, by all of our existing material subsidiaries and are required to be guaranteed by certain of our future domestic wholly-owned material subsidiaries. All obligations under the senior secured asset-based Revolving Credit Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of our assets and the assets of the Subsidiary Guarantors, including:

·                  a first-priority security interest in personal property consisting of inventory and related accounts, cash, deposit accounts, all payments received by us or the Subsidiary Guarantors from credit card clearinghouses and processors or otherwise in respect of all credit card charges and debit card charges for sales of inventory by us and the Subsidiary Guarantors, and certain related assets and proceeds of the foregoing

·                  a second-priority pledge of all of the Capital Stock held by us (excluding the stock of Michaels of Canada, ULC) and our Subsidiary Guarantors (which pledge, in the case of the capital stock of any foreign subsidiary, is limited to 65% of the voting stock of such foreign subsidiary and 100% of the non-voting stock of such subsidiary) and

·                  a second-priority security interest in, and mortgages on, substantially all other tangible and intangible assets of us and each Subsidiary Guarantor, including substantially all of our owned real property and equipment

Although the senior secured asset-based Revolving Credit Facility does not require us to comply with any financial ratio maintenance covenants, it does contain a number of covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

·                  incur additional indebtedness

·                  pay dividends on the Company’s capital stock or redeem, repurchase or retire the Company’s capital stock or its other indebtedness

·                  make investments, loans, advances and acquisitions

·                  create restrictions on the payment of dividends or other amounts to the Company from its restricted subsidiaries

·                  engage in transactions with affiliates of the Company

·                  sell assets, including capital stock of the Company’s subsidiaries

·                  consolidate or merge and

·                  create liens

The covenants limiting dividends and other restricted payments; investments, loans, advances and acquisitions; and prepayments or redemptions of indebtedness, each permit the restricted actions in an unlimited amount, subject to the satisfaction of certain payment conditions, principally that we must meet certain specified excess availability requirements and minimum consolidated fixed charge coverage ratios, to be tested on a pro forma and 12 month projected basis. Adjusted EBITDA is used in the calculation of the consolidated fixed charge coverage ratios. The senior secured asset-based Revolving Credit Facility also contains certain customary affirmative covenants and events of default.

In the first quarter of fiscal 2010, we recorded $19 million in debt issuance costs related to the amendment to the asset-based Revolving Credit Facility that is being amortized as interest expense over the life of the senior secured asset-based Revolving Credit Facility in accordance with ASC 470. In addition, we are amortizing $5 million of the unamortized debt issuance costs related to the senior secured asset-based Revolving Credit Facility over the revised life.

As of January 28, 2012 and January 29, 2011, the borrowing base was $670 million and $653 million, respectively, of which we had availability of $615 million and $604 million, respectively. Borrowing capacity is available for letters of credit and borrowings on same-day notice. Outstanding letters of credit as of January 28, 2012 totaled $67 million, of which $55 million relate to standby letters of credit.

10% Senior Notes due 2014

On October 6, 2010, we commenced a tender offer and consent solicitation related to our 10% Senior Notes due 2014 (“2014 Senior Notes”). Pursuant to the consent solicitation, we received tenders and consents from the holders of $658,593,000, or approximately 87.81%, of the 2014 Senior Notes before the consent payment deadline, October 20, 2010, at 5:00 p.m. Eastern time (the “Consent Date”). The consents received exceeded the number needed to approve the proposed amendments to the indenture governing the 2014 Senior Notes (the “2014 Senior Indenture”). The amendments to the 2014 Senior Indenture eliminated substantially all of the affirmative and restrictive covenants contained in the 2014 Senior Indenture and the 2014 Senior Notes (other than, among other covenants, the covenant to pay interest and premium, if any, on, and principal of, the 2014 Senior Notes when due) and certain events of default, and modified or eliminated certain other provisions contained in the 2014 Senior Indenture and the 2014 Senior Notes.

Pursuant to the terms of the tender offer, we accepted for payment all 2014 Senior Notes tendered on or prior to the Consent Date, and holders who tendered such 2014 Senior Notes received $1,055.00 per $1,000 in principal amount of the 2014 Senior Notes validly tendered. On October 21, 2010, we also (i) instructed the trustee under the 2014 Senior Indenture (the “2014 Senior Notes Trustee”) to deliver a notice of redemption to the holders of the remaining outstanding 2014 Senior Notes and (ii) deposited cash with the 2014 Senior Notes Trustee to satisfy and discharge the 2014 Senior Indenture and to fund the redemption of the remaining outstanding 2014 Senior Notes at a price equal to 105% plus the payment of accrued interest through the date of redemption, November 22, 2010. As a result, the 2014 Senior Indenture was discharged.

In accordance with ASC 470 we recorded a loss of $53 million related to the early extinguishment of our 2014 Senior Notes. The $53 million loss is comprised of $41 million tender and call premiums and the write-off of $12 million for the remaining unamortized debt issuance costs.

Comprehensive Income	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Comprehensive Income
Comprehensive Income

Note 3.  Comprehensive Income

Accumulated other comprehensive income, net of tax, is reflected in the Consolidated Balance Sheets as follows:

Foreign Currency Translation and Other
(in millions)
Balance at January 28, 2012	$6
Foreign currency translation adjustment	—
Balance at October 27, 2012	$6

Note 5.  Comprehensive Income

Accumulated other comprehensive income, net of tax, is reflected in the Consolidated Balance Sheets as follows:

	Foreign Currency Translation & Other	Foreign Currency Derivative	Total
	(In millions)
Balance at January 31, 2009	$1	$4	$5
Foreign currency translation adjustment	5	-	5
Reclassification of hedge instruments to earnings	-	(4)	(4)
Balance at January 30, 2010	6	-	6
Foreign currency translation adjustment	1	-	1
Balance at January 29, 2011	7	-	7
Foreign currency translation adjustment	(1)	-	(1)
Balance at January 28, 2012	$6	$-	$6

Derivative Instruments	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Derivative Instruments
Derivative Instruments

Note 4.  Derivative Instruments

We are exposed to fluctuations in interest rates on our senior secured term loan facility. During fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBOR (the “cap”). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for cash flow hedge accounting under ASC 815, Derivatives and Hedging. The fair value of the cap as of October 27, 2012 and January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of October 29, 2011 was $2 million. The change in fair value of the cap for the quarter and nine months ended October 27, 2012 was minimal. The change in fair value of the cap for the quarter and nine months ended October 29, 2011, resulted in a loss of $1 million and a loss of $4 million, respectively. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Comprehensive Income.

Note 8.  Derivative Instruments

We are exposed to fluctuations in interest rates on our Senior Secured Term Loan Facility. During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate (the "cap"). The cap limits our interest exposure on a notional value of $2.0 billion to the lesser of the three-month LIBOR rate or 7.0%.  The term of the cap extends to the first quarter of fiscal 2015. The interest rate cap does not qualify for hedge accounting under ASC 815, Derivatives and Hedging.  The fair value of the cap as of January 28, 2012 was nominal and is included in Other assets on the Consolidated Balance Sheets. The fair value of the cap as of January 29, 2011 was $6 million. The change in fair value of the cap for the years ended January 28, 2012 and January 29, 2011, resulted in a loss of $5 million and $12 million, respectively. The change in fair value of the cap for the year ended January 30, 2010, resulted in a gain of $10 million. These amounts are recorded in Other (income) and expense, net in the Consolidated Statements of Operations.

We are exposed to fluctuations in exchange rates between the U.S. and Canadian dollar, which is the functional currency of our Canadian subsidiary. During the second quarter of fiscal 2008, we executed foreign currency forward contracts to mitigate the effects of currency fluctuations, which we designated as a cash flow hedge. The objective of the forward contracts was to hedge intercompany payments for forecasted purchases of inventory by our Canadian subsidiary, which are denominated in U.S. dollars. The term of this cash flow hedge extended through the first quarter of fiscal 2009. To achieve our objective and to minimize the risk of ineffectiveness, the notional values represented a portion of our Canadian subsidiary's forecasted intercompany purchases. Hedge ineffectiveness was recorded in Other (income) and expense, net in the Consolidated Statement of Operations. For the year ended January 30, 2010, the ineffective portion of the hedge was immaterial. For the portion of the hedge that was effective, the change in fair value of the hedge was initially recorded in Accumulated other comprehensive income in the Consolidated Statements of Stockholders' Deficit. As the underlying inventory was sold to our customers, amounts were reclassified from Accumulated other comprehensive income to Cost of sales and occupancy expense in the Consolidated Statement of Operations. We also classified the cash flows from derivative instruments in Prepaid expenses and other in the Consolidated Statement of Cash Flows. During fiscal 2009, we reclassified $6 million from Accumulated other comprehensive income to Cost of sales and occupancy expense.

Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Fair Value Measurements

Note 5. Fair Value Measurements

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

·                  Level 1 — Quoted prices for identical instruments in active markets;

·                  Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

·                  Level 3 — Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our senior secured term loan facility that result from fluctuations in the three-month LIBO rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of October 27, 2012, the fair value of the cap was nominal. See Note 4 for additional information on our derivative instruments.

We apply fair value techniques on a non-recurring basis for the establishment of potential impairment loss related to goodwill pursuant to ASC 350, Intangibles—Goodwill and Other and determining the fair value of long-lived assets pursuant to ASC 360, Property, Plant, and Equipment. During the quarter ended October 27, 2012, there were no events or changes in circumstances indicating the carrying amounts of our goodwill or long-lived assets may not be recoverable.

The table below provides the carrying and fair values of our senior secured term loan and notes as of October 27, 2012. The fair value of our senior secured term loan was determined based on quoted market prices which are considered Level 2 inputs within the fair value hierarchy. The fair value of our notes was determined based on recent trades which are considered Level 1 inputs within the fair value hierarchy.

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

Note 9.  Fair Value Measurements

As defined in ASC 820, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  ASC 820 establishes a three-level valuation hierarchy for fair value measurements. These valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect less transparent active market data, as well as internal assumptions. These two types of inputs create the following fair value hierarchy:

·                  Level 1 - Quoted prices for identical instruments in active markets;

·                  Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose significant inputs are observable; and

·                  Level 3 - Instruments with significant unobservable inputs.

During the first quarter of fiscal 2009, we purchased an interest rate derivative with the objective to cap our exposure to interest rate increases on our Senior Secured Term Loan Facility that result from fluctuations in the three-month LIBOR rate. The interest rate cap is measured using widely accepted valuation techniques including a discounted cash flow analysis on the expected cash flows. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities.  The fair value of the interest rate cap is determined using the market methodology of discounting the future expected variable cash receipts that would occur if variable interest rates rise above the strike rate of the cap.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. These factors are considered Level 2 inputs within the fair value hierarchy. As of January 28, 2012, the fair value of the cap was nominal. See Note 8 for additional information on our derivative instruments.

In connection with the acquisition of certain assets of ScrapHD, the Company has a contingent obligation, to be paid in cash, to the owners of ScrapHD based on future operating performance. The fair value of this contingent consideration is determined using an expected present value technique. Expected operating results are determined using the probability-weighted average of possible outcomes that would occur should certain financial metrics be reached. There is no market data available to use in valuing the contingent consideration; therefore, the Company developed its own assumptions related to the future financial performance of the business to estimate the fair value of the liability which was then discounted to present value using the weighted average cost of capital. The weighted average cost of capital was derived from comparable companies and management's estimates. These factors are considered Level 3 inputs within the fair value hierarchy. The contingent consideration was established at the time of acquisition and is evaluated at each reporting period. We reduced the fair value of our contingent consideration liability from $4 million as of January 29, 2011 to a nominal amount as of January 28, 2012. The $4 million gain from the change in the fair value of the contingent consideration is recorded in Selling, general, and administrative expense on the Consolidated Statements of Operations. The liability is recorded in Other long-term liabilities on the Consolidated Balance Sheets.

Long-lived assets held for use consists of stores tested for impairment as a result of our impairment review. The inputs used to measure the fair value of these long-lived assets include the calculation of undiscounted store-specific cash flows using management assumptions about key store variables including sales, growth rate, gross margin, payroll and other controllable expenses. These factors are considered Level 3 inputs within the fair value hierarchy. As a result of our impairment review, we recorded less than $1 million in impairment charges for long-lived assets in fiscal 2011 and fiscal 2010. In fiscal 2009, we recorded $3 million in impairment charges for long-lived assets, of which $2 million is reflected in Cost of sales and occupancy expense and $1 million is reflected in Selling, general and administrative expense on the Consolidated Statements of Operations.

In accordance with ASC 350, Intangibles - Goodwill and Other, we have performed the required impairment review related to goodwill. In conducting our impairment review for fiscal 2011, we elected to first perform a qualitative assessment to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) the fair value of our reporting unit is less than its carrying value. Factors used in our qualitative assessment include, but are not limited to, macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, company and reporting unit specific events, and the margin between the fair value and carrying value of each reporting unit in recent impariment testing. Based on this review at January 28, 2012, we do not believe it is more likely than not that the carrying amount of our reporting unit exceeds its fair value.

The table below provides the carrying and fair values of our debt as of January 28, 2012. The fair values of these debt instruments were determined based on quoted market prices or recent trades.

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328

Income Taxes	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Income Taxes (Restated)
Income Taxes

Note 6.  Income Taxes

The effective tax rate was 35.7% for the third quarter of fiscal 2012. The effective tax rate was 37.2% for the third quarter of fiscal 2011. The rate was lower than the prior year quarter tax rate due primarily to a favorable impact from discrete items.

The effective tax rate was 36.3% for the first nine months of fiscal 2012. The effective tax rate was 37.8% for the first nine months of fiscal 2011. The rate was lower than the prior year nine month tax rate due primarily to a favorable impact related to discrete items. We currently estimate our annualized effective tax rate for fiscal 2012 to be 37.1%.

Note 6. Income Taxes (Restated)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred tax assets and liabilities as of the respective year-end balance sheets are as follows:

	Deferred Tax Asset (Liability)
	January 28, 2012		January 29, 2011
	Current	Noncurrent	Current	Noncurrent
		(In millions)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$14	$—	$15
Merchandise inventories	(9)	—	(3)	—
Accrued expenses	12	1	12	1
State income taxes	1	3	2	2
Vacation accrual	7	—	7	—
Share-based compensation	—	14	—	11
Deferred rent	—	16	—	16
Other deferred tax assets	6	4	8	10
State valuation allowance	—	(14)	—	(15)
Bonus accrual	6	—	5	—
Gift cards	4	—	10	—
Property and equipment	—	(33)	—	(9)
Translation adjustment	—	—	—	(4)
Workers’ compensation	17	—	17	—
Cancellation of debt income	—	(39)	—	(39)
Original issue discount related to cancellation of debt income	—	41	—	41
Other deferred tax liabilities	(3)	—	(6)	(1)
	$41	$7	$52	$28
Net deferred tax assets		$48		$80

The federal, state and international income tax provision is as follows:

	Fiscal Year
	2011	2010	2009
		(In millions)
Federal:
Current	$47	$45	$18
Deferred	28	(21)	11
Total federal income tax provision	75	24	29
State:
Current	13	9	9
Deferred	2	(4)	(1)
Total state income tax provision	15	5	8
International:
Current	22	17	17
Deferred	—	—	—
Total international income tax provision	22	17	17
Total income tax provision	$112	$46	$54

The reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate is as follows:

	Fiscal Year
	2011	2010	2009
	(In millions)
Income tax provision at statutory rate	$101	$52	$55
State income taxes, net of federal income tax effect	9	2	3
Federal tax credits	(2)	(2)	(1)
Unrecognized tax benefits	1	(4)	(1)
State valuation allowance	1	1	1
Other	2	(3)	(3)
Total income tax provision	$112	$46	$54

At January 28, 2012, we had state net operating loss carryforwards to reduce future taxable income of approximately $301 million, net of $14 million tax effect, expiring at various dates between fiscal 2012 and fiscal 2031. The valuation allowance related to state net operating loss carryforwards was decreased to $14 million after state net operating loss expirations in fiscal 2011 to reserve for state operating loss carryforwards, which we believe it is more likely than not that we will be unable to realize these amounts.

Uncertain Tax Positions

We operate in a number of tax jurisdictions and are subject to examination of our income tax returns by tax authorities in those jurisdictions who may challenge any item on these tax returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain.

In accordance with ASC 740, Income Taxes, we recognize the benefits of uncertain tax positions in our financial statements only after determining a more likely than not probability that the uncertain tax positions will be sustained. A reconciliation of unrecognized tax benefits from the end of fiscal year 2010 through the end of fiscal 2011 is as follows:

Fiscal Year 2011
(In millions)
Balance at January 29, 2011	$9
Additions based on tax positions related to the current year	2
Additions for tax positions related to prior years	1
Settlements with taxing authorities	(1)
Balance at January 28, 2012	$11

Included in the balance of unrecognized tax benefits at January 28, 2012, is $12 million in unrecognized tax benefits, the recognition of which would have an affect on the effective tax rate. This amount differs from the gross unrecognized tax benefits presented in the table above due to the increase in U.S. federal income taxes which would occur upon recognition of penalties and interest from uncertain tax positions, offset by the state tax benefits included therein.

Our policy is to classify all income tax related interest and penalties as income tax expense. During the year ended January 28, 2012, we accrued $1 million in income tax interest and penalties. As of January 28, 2012, our accrual for potential payments of interest and penalties was $5 million.

We identified our federal return, Canadian tax return, and state returns in California, Florida, Illinois, Michigan, New York, North Carolina, Pennsylvania, and Texas as “major” jurisdictions. The periods subject to examination for our federal return are fiscal 2008 to present, fiscal 2001 to present for our Canadian returns, and fiscal 2005 to present for all major state tax returns. The pretax income from foreign operations for fiscal 2011, 2010 and 2009 was $51 million, $52 million and $46 million, respectively.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 7.  Commitments and Contingencies

We are involved in ongoing legal and regulatory proceedings.  Other than those described in the following paragraphs, there were no material changes to our disclosures of commitments and contingencies from our Annual Report on Form 10-K for the fiscal year ended January 28, 2012 and our Quarterly Report on Form 10-Q for the quarterly periods ended April 28, 2012 and July 28, 2012.

Employee Claims

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California. We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011. The complaint was subsequently amended to add an additional named plaintiff, Terri McDonald. The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California’s unfair competition law. The plaintiffs seek injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys’ fees and costs. On August 10, 2012, we reached a tentative class-wide settlement with plaintiffs and the Court granted preliminary approval on October 26, 2012. A final approval hearing is scheduled for March 1, 2013.  The settlement, if approval is granted, will not have a material effect on our consolidated financial statements, and was accrued as of October 27, 2012.

Irene Barreras Claim

On July 24, 2012, Irene Barreras, a former employee, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of the State of California for the County of Alameda (“Alameda Superior Court”), alleging unfair business competition and unjust enrichment, wrongful termination, disability discrimination, failure to prevent discrimination, failure to engage in the interactive process, and failure to accommodate mental or physical disabilities.  The suit is brought on Ms. Barreras’ behalf and on behalf of a class of all retail store employees who were terminated from July 24, 2008 to the present, allegedly due to Michaels refusal to engage in the interactive process with, or provide accommodations to, the terminated employees who did not meet the qualifications for medical leaves.  The plaintiff seeks injunctive relief, compensatory damages, punitive damages, consequential damages, general damages, interest, attorneys’ fees and costs.  On August 24, 2012, we removed the case to the United States District Court, Northern District of California. Our motion to dismiss the case is pending. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our consolidated financial statements.

Consumer Class Action Claims

Pricing and Promotion

On April 30, 2012, William J. Henry, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Court of Common Pleas, Lake County, Ohio, on behalf of himself and all similarly-situated Ohio consumers who purchased framing products and/or services from Michaels during weeks where Michaels was advertising a discount for framing products and/or services. The lawsuit alleges that Michaels advertised discounts on its framing products and/or services without actually providing a discount to its customers. The plaintiff claims violation of Ohio law ORC 1345.01 et seq., breach of contract, unjust enrichment and fraud. The plaintiff has alleged damages, penalties and fees not to exceed $5 million, exclusive of interest and costs. We filed a Motion to Dismiss on July 3, 2012.  On October 23, 2012, the Court granted our Motion to Dismiss, in part, dismissing the Plaintiff’s breach of contract claim and denying the motion as to the other claims. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

Website Tracking and Coding

On June 19, 2012, Jerome Jurgens, a citizen of Missouri, filed a purported class action proceeding against Michaels Stores, Inc. in the 25th Judicial Circuit Court, Phelps County, Missouri, on behalf of himself, Wendy Poepsel and all other similarly-situated Missouri individuals who, on or after June 19, 2007, accessed the Michaels website and had Flash cookies attach to their computers. Plaintiffs allege that Michaels, through the use of its website, makes use of cookies in order to ascertain user’s web browsing habits.  Specifically, the plaintiffs allege violations of the Missouri Computer Tampering and Merchandising Practices Act statutes, as well as common law claims of conversion, trespass to chattels, invasion of privacy and unjust enrichment are alleging damages, penalties and fees not to exceed $5 million, inclusive of costs and attorneys’ fees.  We filed a Motion to Dismiss on August 8, 2012, which was subsequently denied. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of this lawsuit will have a material effect on our consolidated financial statements.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incidental to the ordinary course of business.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: “probable”, meaning that “the future event or events are likely to occur”; “remote”, meaning that “the chance of the future event or events occurring is slight”; and “reasonably possible”, meaning that “the chance of the future event or events occurring is more than remote but less than likely”. In accordance with ASC 450, the Company accrues for a loss contingency when we conclude the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, as well as other ongoing matters previously disclosed in the Company’s filings with the Securities and Exchange Commission, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $15 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company’s management, based on current knowledge and after taking into account its current legal accruals, the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company’s consolidated results of operations or cash flows in particular quarterly or annual periods.

Note 11.  Commitments and Contingencies

Commitments

We operate stores and use distribution centers, office facilities, and equipment that are generally leased under non-cancelable operating leases, the majority of which provide for renewal options. Future minimum annual rental commitments for all non-cancelable operating leases as of January 28, 2012 are as follows (in millions):

For the fiscal year:	Operating Leases
2012	$355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	$1,788

Rental expense applicable to non-cancelable operating leases was $345 million, $327 million, and $319 million, in fiscal 2011, 2010, and 2009, respectively.

Employee Claims

Adams Claim

On April 22, 2009, 129 individuals commenced an action against the Company styled Adams, et. al. v. Michaels Stores, Inc. in the U.S. District Court for the Central District of California. The Adams suit alleges that Michaels failed to pay overtime wages, provide meal and rest periods (or compensation in lieu thereof), accurately record hours worked and provide itemized employee wage statements. The Adams suit additionally alleges that the foregoing conduct was in breach of California's unfair competition law. Similar claims were subsequently filed by an additional eight individuals.  The plaintiffs seek injunctive relief, damages for unpaid wages, penalties, restitution, interest, and attorneys' fees and costs. A number of the individual plaintiff claims have been settled for immaterial amounts. A bench trial on one of the plaintiff's case occurred in December 2010, and no decision has been rendered.  We believe we have meritorious defenses and intend to defend the remaining individual claims vigorously. We do not believe the resolution of these cases will have a material effect on our Consolidated Financial Statements.

Ragano Claim

On July 11, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of San Mateo by Anita Ragano, as a purported class action proceeding on behalf of herself and all current and former hourly retail employees employed by Michaels stores in California.  We removed the matter to the U.S. District Court for the Northern District of California on August 9, 2011.  The lawsuit alleges that Michaels stores failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Rea Claim

On September 15, 2011, the Company was served with a lawsuit filed in the California Superior Court in and for the County of Orange ("Superior Court") by four former store managers as a purported class action proceeding on behalf of themselves and certain former and current store managers employed by Michaels stores in California.  The lawsuit alleges that the Company stores improperly classified its store managers as exempt employees and as such failed to pay all wages, overtime, waiting time penalties and failed to provide accurate wage statements.  The lawsuit also alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law.  The plaintiffs have pled less than five million dollars in damages, penalties, costs of suit and attorneys' fees, exclusive of interest. We believe we have meritorious defenses and intend to defend the lawsuit vigorously.  Based on the plaintiffs' pleadings of less than $5 million dollars, we do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Tijero and Godfrey Consolidated Claim

On February 12, 2010, the Company and its wholly owned subsidiary, Aaron Brothers, was served with a lawsuit filed in the California Superior Court in and for the County of Alameda by Jose Tijero, a former assistant manager for Aaron Brothers as a purported class action proceeding on behalf of himself and all current and former hourly retail employees employed by Aaron Brothers in California. On July 12, 2010, Aaron Brothers was served with a lawsuit filed in the California Superior Court in and for the County of Orange by Amanda Godfrey, a former Aaron Brothers' hourly employee alleging similar allegations as in the Tijero suit. On October 15, 2010, the cases were consolidated against Aaron Brothers and re-filed in the U.S. District Court-Northern District of California. These suits allege that Aaron Brothers failed to pay all wages and overtime, failed to provide its hourly employees with adequate meal and rest breaks (or compensation in lieu thereof), failed to timely pay final wages, unlawfully withheld wages and failed to provide accurate wage statements and further alleges that the foregoing conduct was in breach of various laws, including California's unfair competition law. The plaintiff seeks injunctive relief, compensatory damages, meal and rest break penalties, waiting time penalties, interest, and attorneys' fees and costs. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We do not believe the resolution of the lawsuit will have a material effect on our Consolidated Financial Statements.

Consumer Class Action Claims

Zip Code Claims

On August 15, 2008, Linda Carson, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the Superior Court of California, County of San Diego ("San Diego Superior Court"), on behalf of herself and all similarly-situated California consumers. The Carson lawsuit alleges that Michaels unlawfully requested and recorded personally identifiable information (i.e., her zip code) as part of a credit card transaction. The plaintiff sought statutory penalties, costs, interest, and attorneys' fees. We contested certification of this claim as a class action and filed a motion to dismiss the claim. On March 9, 2009, the Court dismissed the case with prejudice. The plaintiff appealed this decision to the California Court of Appeal for the Fourth District, San Diego. On July 22, 2010, the Court of Appeal upheld the dismissal of the case. The plaintiff appealed this decision to the Supreme Court of California ("California Supreme Court"). On September 29, 2010, the California Supreme Court granted the plaintiff's petition for review; however, it stayed any further proceedings in the case until another similar zip code case pending before the court, Pineda v. Williams-Sonoma, was decided. On February 10, 2011, the California Supreme Court ruled, in the Williams-Sonoma case, that zip codes are personally identifiable information and therefore the Song-Beverly Credit Card Act of 1971, as amended ("Song Act") prohibits businesses from requesting or requiring zip codes in connection with a credit card transaction. On or about April 6, 2011, the Supreme Court transferred the Carson case back to the Court of Appeal with directions to the Court to reconsider its decision in light of the Pineda decision. Upon reconsideration the Court of Appeal remanded the case back to the San Diego Superior Court. We are reviewing the matter in light of this decision and, at this time, we are unable to estimate a range of loss, if any, in this case.

Additionally, since the California Supreme Court decision on February 10, 2011, three additional purported class action lawsuits alleging violations of the Song Act have been filed against the Company: Carolyn Austin v. Michaels Stores, Inc. and Tiffany Heon v. Michaels Stores, Inc., both in the San Diego Superior Court and Sandra A. Rubinstein v. Michaels Stores, Inc. in the Superior Court of California, County of Los Angeles, Central Division.  The Rubenstein case was transferred to the San Diego Superior Court.  Unopposed motions to coordinate these actions have been filed and an order coordinating the cases has been entered. Also, relying in part on the California Supreme Court decision, an additional purported class action lawsuit was filed on May 20, 2011 against the Company: Melissa Tyler v. Michaels Stores, Inc. in the U.S. District Court-District of Massachusetts, alleging violation of a similar Massachusetts statute, Mass. Gen. Laws ch. 93, section 105(a) ("Statute"),  regarding the collection of personally identifiable information in connection with a credit card transaction. A hearing was held on October 20, 2011 on our Motion to Dismiss the claims.  On January 6, 2012, the Court granted our Motion to Dismiss.  However, the Court certified questions of law to the Massachusetts Supreme Judicial Court regarding the interpretation of the Statute.  Briefing to the Supreme Judicial Court will take place in the Spring 2012 and we anticipate oral arguments to be scheduled in the fall 2012.

We intend to vigorously defend each of these cases and we are unable, at this time, to estimate a range of loss, if any.

Data Breach Claims

Payment Card Terminal Tampering

On May 3, 2011, we were advised by the U.S. Secret Service that they were investigating certain fraudulent debit card transactions that occurred on accounts that had been used for legitimate purchases in selected Michaels stores. A subsequent internal investigation revealed that approximately 90 payment card terminals in certain Michaels stores had been physically tampered with, potentially resulting in customer debit and credit card information to be compromised. We have since removed and replaced approximately 7,200 payment card terminals comparable to the identified tampered payment card terminals from our Michaels stores.  The Company continues to cooperate with various governmental entities and law enforcement authorities in investigating the payment card terminal tampering, but we do not know the full extent of any fraudulent use of such information.

On May 18, 2011, Brandi F. Ramundo, a consumer, filed a purported class action proceeding against Michaels Stores, Inc. in the U.S. District Court for the Northern District of Illinois, on behalf of herself and all similarly-situated U.S. consumers. The Ramundo lawsuit alleges that Michaels failed to take commercially reasonable steps to protect consumer financial data, and was in breach of contract and various laws, including the Federal Stored Communications Act and the Illinois Consumer Fraud and Deceptive Practices Act. The plaintiff seeks compensatory, statutory and punitive damages, costs, credit card fraud monitoring services, interest and attorneys' fees. Subsequently three additional purported class action lawsuits significantly mirroring the claims in the Ramundo complaint were filed against the Company: Mary Allen v. Michaels Stores, Inc., Kimberly Siprut v. Michaels Stores, Inc., and Jeremy Williams v. Michaels Stores, Inc., all in the U.S. District Court for the Northern District of Illinois. On June 8, 2011, an order was entered consolidating all four matters, which also provided for future consolidation of all related actions subsequently filed or transferred. On July 8, 2011, a Consolidated Amended Class Action Complaint styled In Re Michaels Stores Pin Pad Litigation ("In Re Michaels Stores Consolidated Complaint") was filed in the U.S. District Court for the Northern District of Illinois and on August 8, 2011, we filed a Motion to Dismiss the In Re Michaels Stores Consolidated Complaint. A hearing on this motion was held on October 27, 2011 and the decision is pending. On August 25, 2011, subsequent to the filing of the Consolidated Complaint and our Motion to Dismiss, a fifth class action, Sherry v. Michaels Stores, Inc., was filed in the U.S. District Court for the Northern District of Illinois.  On September 29, 2011, the Sherry case was reassigned and consolidated into the Consolidated Complaint. We believe we have meritorious defenses and intend to defend the lawsuit vigorously. We are unable to estimate a range of loss, if any, in the case.

Two additional purported class action lawsuits significantly mirroring the claims in the In Re Michaels Stores Consolidated Complaint have been filed against the Company in New Jersey: Sara Rosenfeld and Ilana Soffer v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on July 7, 2011, removed to the U.S. District Court of New Jersey on August 5, 2011, and transferred to the Northern District of Illinois on September 9, 2011 and reassigned and consolidated into the Consolidated Complaint; and Lori Wilson v. Michaels Stores, Inc. filed in the Superior Court of New Jersey on August 10, 2011.  We are seeking to have the Wilson case transferred and consolidated as well by filing appropriate requests with the Judicial Panel on Multi-District Litigation. We believe we have meritorious defenses and intend to defend the lawsuits vigorously. Nevertheless, the parties are attempting to reach a mediated settlement for an amount that we do not believe will have a material effect on our Consolidated Financial Statements.

Governmental Inquiries and Related Matters

Non-U.S. Trust Inquiry

In early 2005, the District Attorney's office of the County of New York and the SEC opened inquiries concerning non-U.S. trusts that directly or indirectly held shares of Michaels Common Stock and Common Stock options. A federal grand jury requested information with respect to the same facts. We are cooperating in these inquiries and have provided information in response to the requests.

Certain of these trusts and corporate subsidiaries of the trusts acquired securities of Michaels in transactions directly or indirectly with Charles J. Wyly, Jr. and Sam Wyly, who were, respectively, Chairman and Vice Chairman of the Board of Directors prior to the consummation of the Merger, or with other Wyly family members. In addition, subsidiaries of certain of these trusts acquired securities directly from us in private placement transactions in 1996 and 1997 and upon the exercise of stock options transferred, directly or indirectly, to the trusts or their subsidiaries by Charles Wyly, Sam Wyly, or other Wyly family members.

We understand that Charles Wyly and Sam Wyly and/or certain of their family members are beneficiaries of irrevocable non-U.S. trusts. The 1996 and 1997 private placement sales by us of Michaels securities to subsidiaries of certain of these trusts were disclosed by us in filings with the SEC. The transfer by Charles Wyly and/or Sam Wyly (or by other Wyly family members or family-related entities) of Michaels securities to certain of these trusts and subsidiaries was also disclosed in filings with the SEC by us and/or by Charles Wyly and Sam Wyly. Based on information provided to us, our SEC filings prior to 2005 did not report securities owned by the non-U.S. trusts or their corporate subsidiaries as beneficially owned by Charles Wyly and Sam Wyly.

Charles Wyly and Sam Wyly filed an amended Schedule 13D with the SEC on April 8, 2005, stating that they may be deemed the beneficial owners of Michaels securities held directly or indirectly by the non-U.S. trusts. In our 2005 and 2006 proxy statements, we included the securities held in the non-U.S. trusts or their separate subsidiaries, as reported by the Wylys, in the beneficial ownership table of our principal stockholders and management, with appropriate footnotes.

On July 29, 2010, the SEC filed a civil enforcement action in federal district court for the Southern District of New York against Charles Wyly, Sam Wyly and others alleging, among other things, violations of various federal securities laws, including those governing ownership reporting and trading of securities, in connection with the non-U.S. trusts and their subsidiaries. Additional information may be obtained at the SEC's website. Sam Wyly, the estate of Charles Wyly and the Wylys' attorney, Michael French, also a former director of the Company, have requested indemnification from the Company for certain legal costs with respect to these matters. The Company has resolved all claims with regards to Sam Wyly and the estate of Charles Wyly for an immaterial amount.  The Company believes that Mr. French's claim is without merit.

General

In addition to the litigation discussed above, we are, and in the future, may be involved in various other lawsuits, claims and proceedings incident to the ordinary course of business. The results of litigation are inherently unpredictable. Any claims against us, whether meritorious or not, could be time consuming, result in costly litigation, require significant amounts of management time and result in diversion of significant resources.

ASC 450, Contingencies, governs the disclosure and recognition of loss contingencies, including potential losses from litigation and regulatory matters. It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: "probable," meaning that "the future event or events are likely to occur"; "remote," meaning that "the chance of the future event or events occurring is slight"; and "reasonably possible," meaning that "the chance of the future event or events occurring is more than remote but less than likely." In accordance with ASC 450, the Company accrues for a loss contingency when we conclude that the likelihood of a loss is probable and the amount of the loss can be reasonably estimated. When the loss cannot be reasonably estimated we estimate the range of amounts, and if no amount in the range constitutes a better estimate than any other amount, we accrue for the amount at the low end of the range. We adjust our accruals from time to time as we receive additional information, but the loss we incur may be significantly greater than or less than the amount we have accrued. We disclose loss contingencies if there is at least a reasonable possibility that a material loss has been incurred. No accrual or disclosure is required for losses that are remote.

For some of the matters disclosed above, the Company is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued; in these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases the estimate reflects the reasonably possible loss or range of loss within the ranges identified. For the various ranges identified, the aggregate of these estimated amounts is approximately $13 million, which is also inclusive of amounts accrued by the Company.

For other matters disclosed above, the Company is not currently able to estimate the reasonably possible loss or range of loss, and has indicated such. Many of these matters remain in preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages, and fact discovery is still in progress or has not yet begun. For all these reasons, the Company cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.

It is the opinion of the Company's management, based on current knowledge and after taking into account its current legal accruals, that the eventual outcome of all matters described in this Note would not be likely to have a material impact on the consolidated financial condition of the Company. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Segments and Geographic Information	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Segments and Geographic Information

Note 8.  Segments and Geographic Information

We consider our Michaels — U.S., Michaels — Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine all operating segments into one reporting segment.

Our sales and assets by country are as follows:

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

Our chief operating decision makers evaluate historical operating performance, plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization, and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that more closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel are based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

Note 13. Segments and Geographic Information

We consider our Michaels—U.S., Michaels—Canada, and Aaron Brothers operations to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine those operating segments into one reporting segment.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1.

Our sales and assets by country are as follows:

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

We present assets based on their physical, geographic location. Certain assets located in the U.S. are also used to support our Canadian operations, but we do not allocate these assets to Canada.

Our Consolidated Net sales by major product categories are as follows:

	Fiscal Year
	2011	2010	2009
General and children’s crafts	$1,908	$1,791	$1,682
Home decor and seasonal	837	805	796
Framing	804	794	756
Scrapbooking	661	641	654
	$4,210	$4,031	$3,888

Our chief operating decision makers evaluate historical operating performance and plan and forecast future periods’ operating performance based on earnings before interest, income taxes, depreciation, amortization and loss on early extinguishment of debt (“EBITDA (excluding loss on early extinguishment of debt)”). We believe EBITDA (excluding loss on early extinguishment of debt) represents the financial measure that most closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel is based on EBITDA (excluding loss on early extinguishment of debt). A reconciliation of EBITDA (excluding loss on early extinguishment of debt) to Net income is presented below.

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530

Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Related Party Transactions
Related Party Transactions

Note 9.  Related Party Transactions

We pay annual management fees to Bain Capital Partners, LLC (“Bain Capital”) and The Blackstone Group L.P. (“The Blackstone Group” and, together with Bain Capital, the “Sponsors”) and Highfields Capital Management LP in the amount of $12 million and $1 million, respectively. We recognized $3 million of expense related to annual management fees during the third quarter of each of fiscal 2012 and fiscal 2011, respectively, and $10 million during each of the nine months ended October 27, 2012 and October 29, 2011. These expenses are included in related party expenses on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in LogicSource, an external vendor we utilize for print procurement services.  Payments associated with this vendor during the quarter and nine months ended October 27, 2012, were $1 million and $3 million, respectively. Payments associated with this vendor during the quarter and nine months ended October 29, 2011, were $1 million and $3 million, respectively. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor for the nine months ended October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Brixmor Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $1 million. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $3 million and $2 million, respectively. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during the third quarter of each of fiscal 2012 and fiscal 2011 were $2 million. Payments associated with this vendor for each of the nine months ended October 27, 2012 and October 29, 2011 were $6 million. These expenses are included in Selling, general and administrative expense on the Consolidated Statements of Comprehensive Income.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores.  Payments associated with this vendor during the third quarter of fiscal 2012 and fiscal 2011 were $5 million and $4 million, respectively. Payments associated with this vendor for the nine months ended October 27, 2012, and October 29, 2011, were $16 million and $13 million, respectively. These expenses are recognized in cost of sales as the sales are recorded.

The Blackstone Group owns a partial equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of the three and nine months ended October 27, 2012 and October 29, 2011 were $1 million.  These expenses are included in Selling, general, and administrative expense on the Consolidated Statements of Comprehensive Income.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during the first nine months of each of fiscal 2012 and fiscal 2011.  Also, during the third quarter and nine months ended October 27, 2012, we repurchased 9,333 and 14,667 shares, respectively, from officers who are no longer with the Company.  During the third quarter and the nine months ended October 29, 2011, we repurchased 17,333 and 192,001 shares, respectively, from officers who are no longer with the Company.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group.  As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group.  As of October 27, 2012, affiliates of The Blackstone Group held $51 million of our senior secured term loan.

Note 14. Related Party Transactions

We pay annual management fees to the Sponsors in the amount of $12 million and an annual management fee to Highfields Capital Management L.P. in the amount of $1 million. We recognized $13 million of expense in fiscal 2011 and $14 million of expense in fiscal 2010 and fiscal 2009 related to annual management fees and reimbursement of out-of-pocket expenses.

Bain Capital owns a majority equity position in Unisource, an external vendor we utilized to print our circular advertisements. During the first quarter of fiscal 2011, we stopped utilizing this vendor for these services. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $39 million and $39 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Bain Capital owns a majority equity position in LogicSource, an external vendor we began utilizing for print procurement services during the first quarter of fiscal 2011. Payments associated with this vendor during fiscal 2011 were $5 million. These expenses are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in RGIS, an external vendor we utilize to count our store inventory. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $6 million, $6 million and $7 million, respectively, and are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

The Blackstone Group owns a majority equity position in Vistar, an external vendor we utilize for all of the candy-type items in our stores. Payments associated with this vendor during fiscal 2011, fiscal 2010 and fiscal 2009 were $20 million, $19 million, and $18 million, respectively, and are recognized in cost of sales as the sales are incurred.

The Blackstone Group owns a partially equity position in Hilton Hotels, an external vendor we utilize for hospitality services. Payments associated with this vendor during each of fiscal 2011 and fiscal 2010 were $1 million, and are included in Selling, general, and administrative expense in the Consolidated Statement of Operations.

During the second quarter of fiscal 2011, The Blackstone Group acquired a majority equity position in Centro Properties Group, a vendor we utilize to lease certain properties. Payments associated with this vendor during fiscal 2011 were $3 million. These expenses are included in Cost of sales and occupancy expense in the Consolidated Statements of Operations.

Our current directors (other than Jill A. Greenthal) are affiliates of Bain Capital or The Blackstone Group. As such, some or all of such directors may have an indirect material interest in payments with respect to debt securities of the Company that have been purchased by affiliates of Bain Capital and The Blackstone Group. As of January 28, 2012, affiliates of The Blackstone Group held $56 million of our Senior Secured Term Loan Facility and $2 million of our 2018 Senior Notes.

The Company periodically provides officers of Michaels Stores, Inc. and its subsidiaries the opportunity to purchase shares of our Common Stock. There were no shares sold to officers during fiscal 2011, fiscal 2010, and fiscal 2009. During fiscal 2011 , we repurchased 192,001 shares from officers who are no longer with the Company. There were no shares repurchased during fiscal 2010 and fiscal 2009.

Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

Note 10.  Condensed Consolidating Financial Information

All obligations of Michaels Stores, Inc. under the Senior notes, Senior subordinated notes, Subordinated discount notes, senior secured term loan facility, and senior secured asset-based revolving credit facility are guaranteed by each of our subsidiaries other than Aaron Brothers Card Services, LLC, Artistree of Canada, ULC and Michaels Stores of Puerto Rico, LLC. As of October 27, 2012, the financial statements of Aaron Brothers Card Services, LLC, Artistree of Canada, ULC and Michaels Stores of Puerto Rico, LLC were immaterial. Each subsidiary guarantor is 100% owned by the parent and all guarantees are joint and several and full and unconditional.

The following condensed consolidating financial information represents the financial information of Michaels Stores, Inc. and its wholly-owned subsidiary guarantors, prepared on the equity basis of accounting.  The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X.  The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiary guarantors operated as independent entities.

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$883	$685	$(554)	$1,014
Cost of sales and occupancy expense	574	591	(554)	611
Gross profit	309	94	—	403
Selling, general, and administrative expense	240	38	—	278
Related party expenses	3	—	—	3
Store pre-opening costs	2	1	—	3
Operating income	64	55	—	119
Interest expense	60	—	—	60
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	—	—	—	—
Intercompany charges (income)	21	(21)	—	—
Equity in earnings of subsidiaries	76	—	(76)	—
Income before income taxes	56	76	(76)	56
Provision for income taxes	20	27	(27)	20
Net income	36	49	(49)	36
Comprehensive income	$36	$49	$(49)	$36

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$873	$635	$(512)	$996
Cost of sales and occupancy expense	561	545	(512)	594
Gross profit	312	90	—	402
Selling, general, and administrative expense	243	36	—	279
Related party expenses	3	—	—	3
Store pre-opening costs	1	1	—	2
Operating income	65	53	—	118
Interest expense	62	—	—	62
Loss on early extinguishment of debt	1	—	—	1
Other (income) and expense, net	1	3	—	4
Intercompany charges (income)	19	(19)	—	—
Equity in earnings of subsidiaries	69	—	(69)	—
Income before income taxes	51	69	(69)	51
Provision for income taxes	19	26	(26)	19
Net income	32	43	(43)	32

Other comprehensive income, net of tax:
Foreign currency translation adjustment	(1)	—	—	(1)
Comprehensive income	$31	$43	$(43)	$31

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,520	$1,756	$(1,392)	$2,884
Cost of sales and occupancy expense	1,624	1,498	(1,392)	1,730
Gross profit	896	258	—	1,154
Selling, general, and administrative expense	684	106	—	790
Related party expenses	10	—	—	10
Store pre-opening costs	4	1	—	5
Operating income	198	151	—	349
Interest expense	187	—	—	187
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	(1)	—	—	(1)
Intercompany charges (income)	53	(53)	—	—
Equity in earnings of subsidiaries	204	—	(204)	—
Income before income taxes	160	204	(204)	160
Provision for income taxes	58	74	(74)	58
Net income	102	130	(130)	102
Comprehensive income	$102	$130	$(130)	$102

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,454	$1,654	$(1,302)	$2,806
Cost of sales and occupancy expense	1,595	1,390	(1,302)	1,683
Gross profit	859	264	—	1,123
Selling, general, and administrative expense	673	101	—	774
Related party expenses	10	—	—	10
Store pre-opening costs	3	1	—	4
Operating income	173	162	—	335
Interest expense	188	—	—	188
Loss on early extinguishment of debt	16	—	—	16
Other (income) and expense, net	4	—	—	4
Intercompany charges (income)	52	(52)	—	—
Equity in earnings of subsidiaries	214	—	(214)	—
Income before income taxes	127	214	(214)	127
Provision for income taxes	48	80	(80)	48
Net income	79	134	(134)	79
Comprehensive income	$79	$134	$(134)	$79

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Note 15. Condensed Consolidating Financial Information

All obligations of Michaels Stores, Inc. under the 2018 Senior notes, Senior Subordinated Notes, Subordinated Discount Notes, Senior Secured Term Loan Facility, and senior secured asset-based Revolving Credit Facility are guaranteed by each of our subsidiaries other than Aaron Brothers Card Services, LLC and Artistree of Canada, ULC. As of January 28, 2012, the financial statements of Aaron Brothers Card Services, LLC and Artistree of Canada, ULC were immaterial. Each subsidiary guarantor is 100% owned by the parent and all guarantees are joint and several and full and unconditional.

The following condensed consolidating financial information represents the financial information of Michaels Stores, Inc. and its wholly-owned subsidiary guarantors, prepared on the equity basis of accounting. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiary guarantors operated as independent entities.

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Net sales	$3,684	$2,369	$(1,843)	$4,210
Cost of sales and occupancy expense	2,390	1,979	(1,843)	2,526
Gross profit	1,294	390	—	1,684
Selling, general, and administrative expense	953	145	—	1,098
Related party expenses	13	—	—	13
Store pre-opening costs	3	1	—	4
Operating income	325	244	—	569
Interest expense	254	—	—	254
Loss on early extinguishment of debt	18	—	—	18
Other (income) and expense, net	5	4	—	9
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	313	—	(313)	—
Income before income taxes	288	313	(313)	288
Provision for income taxes	112	121	(121)	112
Net income	$176	$192	$(192)	$176

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
Net sales	$3,530	$2,294	$(1,793)	$4,031
Cost of sales and occupancy expense	2,341	1,919	(1,793)	2,467
Gross profit	1,189	375	—	1,564
Selling, general, and administrative expense	919	140	—	1,059
Related party expenses	14	—	—	14
Store pre-opening costs	3	—	—	3
Operating income	253	235	—	488
Interest expense	276	—	—	276
Loss on early extinguishment of debt	53	—	—	53
Other (income) and expense, net	12	(2)	—	10
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	310	—	(310)	—
Income before income taxes	149	310	(310)	149
Provision for income taxes	46	107	(107)	46
Net income	$103	$203	$(203)	$103

Supplemental Condensed Consolidating Statement of Operations

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
Net sales	$3,428	$2,233	$(1,773)	$3,888
Cost of sales and occupancy expense	2,350	1,846	(1,773)	2,423
Gross profit	1,078	387	—	1,465
Selling, general, and administrative expense	916	136	—	1,052
Related party expenses	14	—	—	14
Store pre-opening costs	2	—	—	2
Operating income	146	251	—	397
Interest expense	257	—	—	257
Other (income) and expense, net	(11)	(6)	—	(17)
Intercompany charges (income)	73	(73)	—	—
Equity in earnings of subsidiaries	330	—	(330)	—
Income before income taxes	157	330	(330)	157
Provision for income taxes	54	105	(105)	54
Net income	$103	$225	$(225)	$103

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill, net	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$—	$319
Merchandise inventories	571	255	—	826
Intercompany receivables	—	348	(348)	—
Other	109	17	—	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	—	301
Goodwill, net	95	—	—	95
Investment in subsidiaries	295	—	(295)	—
Other assets	112	1	—	113
Total assets	$1,725	$698	$(643)	$1,780
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$7	$266	$—	$273
Accrued liabilities and other	262	122	—	384
Current portion of long-term debt	1	—	—	1
Intercompany payable	348	—	(348)	—
Other	24	3	—	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	—	—	3,667
Other long-term liabilities	70	12	—	82
Total stockholders’ deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders’ deficit	$1,725	$698	$(643)	$1,780

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413
Investing activities:
Cash paid for property and equipment	(88)	(21)	—	(109)
Net cash used in investing activities	(88)	(21)	—	(109)
Financing activities:
Net repayments of long-term debt	(227)	—	—	(227)
Intercompany dividends	—	(215)	215	—
Other financing activities	(25)	—	—	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)
Increase in cash and equivalents	54	(2)	—	52
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$363	$8	$—	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438
Investing Activities:
Cost of business acquisition	(2)	—	—	(2)
Cash paid for property and equipment	(69)	(12)	—	(81)
Net cash used in investing activities	(71)	(12)	—	(83)
Financing Activities:
Net repayments of long-term debt	(225)	—	—	(225)
Intercompany dividends	—	(289)	289	—
Other financing activities	(28)	—	—	(28)
Net cash used in financing activities	(253)	(289)	289	(253)
Increase in cash and equivalents	102	—	—	102
Beginning cash and equivalents	207	10	—	217
Ending cash and equivalents	$309	$10	$—	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405
Investing activities:
Cash paid for property and equipment	(38)	(5)	—	(43)
Net cash used in investing activities	(38)	(5)	—	(43)
Financing activities:
Net borrowings of long-term debt	(171)	—	—	(171)
Intercompany dividends	—	(517)	517	—
Other financing activities	(7)	—	—	(7)
Net cash used in financing activities	(178)	(517)	517	(178)
Increase in cash and equivalents	181	3	—	184
Beginning cash and equivalents	26	7	—	33
Ending cash and cash equivalents	$207	$10	$—	$217

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The consolidated financial statements include the accounts of Michaels Stores, Inc. and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. All expressions of the “Company”, “us,” “we,” “our,” and all similar expressions are references to Michaels Stores, Inc. and our consolidated, wholly-owned subsidiaries, unless otherwise expressly stated or the context otherwise requires.

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended January 28, 2012.

The balance sheet at January 28, 2012 has been derived from the audited financial statements at that date, but does not include all of the information and notes required by generally accepted accounting principles for complete financial statements.

In the opinion of management, all adjustments (consisting of normal recurring accruals and other items) considered necessary for a fair presentation have been included.

Because of the seasonal nature of our business, the results of operations for the quarter and nine months ended October 27, 2012 are not indicative of the results to be expected for the entire year.

Consolidation Our Consolidated Financial Statements include the accounts of Michaels Stores, Inc. and all wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated.

Fiscal year
We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. All references herein to “fiscal 2012” relate to the 53 weeks ending February 2, 2013, and all references to “fiscal 2011” relate to the 52 weeks ended January 28, 2012. In addition, all references herein to “the third quarter of fiscal 2012” relate to the 13 weeks ended October 27, 2012, and all references to “the third quarter of fiscal 2011” relate to the 13 weeks ended October 29, 2011. Finally, all references to “the nine months ended October 27, 2012” relate to the 39 weeks ended October 27, 2012, and “the nine months ended October 29, 2011” relate to the 39 weeks ended October 29, 2011.

Fiscal Year

We report on the basis of a 52- or 53-week fiscal year, which ends on the Saturday closest to January 31. References to fiscal year mean the year in which that fiscal year began. Fiscal 2011 ended on January 28, 2012, fiscal 2010 ended on January 29, 2011, and fiscal 2009 ended on January 30, 2010. Each of these three fiscal years contained 52 weeks.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs,” an amendment to ASC topic 820, “Fair Value Measurements.” ASU 2011-04 conforms certain sections of Accounting Standards Codification (“ASC”) 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We adopted all requirements of ASU 2011-04 on January 29, 2012, with no material impact on our consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” an amendment to ASC topic 220, “Comprehensive Income.” ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We adopted all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”, an amendment to ASC topic 820, “Fair Value Measurements”. ASU 2011-04 conforms certain sections of ASC 820 to International Financial Reporting Standards in order to provide a single converged guidance on the measurement of fair value. The ASU also requires new quantitative and qualitative disclosures about the sensitivity of recurring Level 3 measurement disclosures, as well as transfers between Level 1 and Level 2 of the fair value hierarchy. The amended guidance is effective for interim and annual periods beginning after December 15, 2011. We will adopt all requirements of ASU 2011-04 on January 29, 2012, with no material impact expected on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income”, an amendment to ASC topic 220, “Comprehensive Income”. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, comprehensive income must be reported in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” which indefinitely defers the provisions in ASU 2011-05 requiring reclassification adjustments out of other comprehensive income to be presented on the face of the financial statements. The other portions of ASU 2011-05 remain unchanged. These standards, which must be applied retroactively, are effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted. We will adopt all requirements of these standards on January 29, 2012, the beginning of our 2012 fiscal year.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 allows entities testing for goodwill impairment to have the option of performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If an entity believes, as a result of its qualitative assessment, it is more-likely-than-not the fair value of a reporting unit is less than its carrying amount, the currently prescribed two-step goodwill impairment test must be performed. Otherwise, no further testing is required. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We adopted ASU 2011-08 in the fourth quarter of fiscal 2011.

Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Schedule of outstanding debt

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667

Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Comprehensive Income
Schedule of accumulated other comprehensive income, net of tax

Foreign Currency Translation and Other
(in millions)
Balance at January 28, 2012	$6
Foreign currency translation adjustment	—
Balance at October 27, 2012	$6

	Foreign Currency Translation & Other	Foreign Currency Derivative	Total
	(In millions)
Balance at January 31, 2009	$1	$4	$5
Foreign currency translation adjustment	5	-	5
Reclassification of hedge instruments to earnings	-	(4)	(4)
Balance at January 30, 2010	6	-	6
Foreign currency translation adjustment	1	-	1
Balance at January 29, 2011	7	-	7
Foreign currency translation adjustment	(1)	-	(1)
Balance at January 28, 2012	$6	$-	$6

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Fair Value Measurements
Schedule of carrying and fair values of loan and notes

	Carrying Value	Fair Value
	(in millions)
Senior secured term loan	$1,787	$1,799
Senior notes	1,008	1,080
Senior subordinated notes	393	411
Subordinated discount notes	180	188

	Carrying Value	Fair Value
	(In millions)
Senior secured term loan	$1,996	$1,994
Senior notes	795	838
Senior subordinated notes	393	418
Subordinated discount notes	306	328

Segments and Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Segments and Geographic Information
Schedule of sales and assets by country

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)
Net Sales:
United States	$915	$906	$2,617	$2,551
Canada	99	90	267	255
Consolidated Total	$1,014	$996	$2,884	$2,806

	October 27, 2012	January 28, 2012	October 29, 2011
	(in millions)
Total Assets:
United States	$1,761	$1,713	$1,670
Canada	140	109	110
Consolidated Total	$1,901	$1,822	$1,780

	Fiscal Year
	2011	2010	2009
		(Restated)	(Restated)
	(In millions)
Net Sales:
United States	$3,825	$3,673	$3,572
Canada	385	358	316
Consolidated Total	$4,210	$4,031	$3,888
Total Assets:
United States	$1,713	$1,699	$1,647
Canada	109	81	75
Consolidated Total	$1,822	$1,780	$1,722

Schedule of reconciliation of EBITDA (excluding loss on early extinguishment of debt) to net income

	Quarter Ended		Nine Months Ended
	October 27, 2012	October 29, 2011	October 27, 2012	October 29, 2011
	(in millions)

Net income	$36	$32	$102	$79
Interest expense	60	62	187	188
Loss on early extinguishment of debt	3	1	3	16
Provision for income taxes	20	19	58	48
Depreciation and amortization	25	25	71	75
EBITDA (excluding loss on early extinguishment of debt)	$144	$139	$421	$406

	Fiscal Year
	2011	2010	2009
	(In millions)
Net income	$176	$103	$103
Interest expense	254	276	257
Loss on early extinguishment of debt	18	53	—
Provision for income taxes	112	46	54
Depreciation and amortization	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$661	$581	$530

Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Condensed Consolidating Financial Information
Schedule of Supplemental Condensed Consolidating Balance Sheet

Supplemental Condensed Consolidating Balance Sheet

	October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$138	$23	$—	$161
Merchandise inventories	717	359	—	1,076
Intercompany receivables	—	634	(634)	—
Other	120	30	—	150
Total current assets	975	1,046	(634)	1,387
Property and equipment, net	277	67	—	344
Goodwill	95	—	—	95
Investment in subsidiaries	623	—	(623)	—
Other assets	72	3	—	75
Total assets	$2,042	$1,116	$(1,257)	$1,901

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$23	$351	$—	$374
Accrued liabilities and other	295	129	—	424
Current portion of long-term debt	180	—	—	180
Intercompany payable	634	—	(634)	—
Other	8	1	—	9
Total current liabilities	1,140	481	(634)	987
Long-term debt	3,188	—	—	3,188
Other long-term liabilities	85	12	—	97
Total stockholders’ deficit	(2,371)	623	(623)	(2,371)
Total liabilities and stockholders’ deficit	$2,042	$1,116	$(1,257)	$1,901

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$—	$371
Merchandise inventories	554	286	—	840
Intercompany receivables	—	466	(466)	—
Other	103	20	—	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	—	312
Goodwill	95	—	—	95
Investment in subsidiaries	410	—	(410)	—
Other assets	78	3	—	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$292	$—	$301
Accrued liabilities and other	257	132	—	389
Current portion of long-term debt	127	—	—	127
Intercompany payable	466	—	(466)	—
Other	19	1	—	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	—	—	3,363
Other long-term liabilities	85	11	—	96
Total stockholders’ deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders’ deficit	$1,852	$846	$(876)	$1,822

	October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and equivalents	$97	$14	$—	$111
Merchandise inventories	677	342	—	1,019
Intercompany receivables	—	512	(512)	—
Other	121	23	—	144
Total current assets	895	891	(512)	1,274
Property and equipment, net	251	65	—	316
Goodwill	95	—	—	95
Investment in subsidiaries	481	—	(481)	—
Other assets	94	1	—	95
Total assets	$1,816	$957	$(993)	$1,780

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$9	$339	$—	$348
Accrued liabilities and other	280	125	—	405
Current portion of long-term debt	135	—	—	135
Intercompany payable	512	—	(512)	—
Other	5	—	—	5
Total current liabilities	941	464	(512)	893
Long-term debt	3,376	—	—	3,376
Other long-term liabilities	71	12	—	83
Total stockholders’ deficit	(2,572)	481	(481)	(2,572)
Total liabilities and stockholders’ deficit	$1,816	$957	$(993)	$1,780

Supplemental Condensed Consolidating Balance Sheet

	January 28, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$363	$8	$-	$371
Merchandise inventories	554	286	-	840
Intercompany receivables	-	466	(466)	-
Other	103	20	-	123
Total current assets	1,020	780	(466)	1,334
Property and equipment, net	249	63	-	312
Goodwill, net	95	-	-	95
Investment in subsidiaries	410	-	(410)	-
Other assets	78	3	-	81
Total assets	$1,852	$846	$(876)	$1,822

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$9	$292	$-	$301
Accrued liabilities and other	257	132	-	389
Current portion of long-term debt	127	-	-	127
Intercompany payable	466	-	(466)	-
Other	19	1	-	20
Total current liabilities	878	425	(466)	837
Long-term debt	3,363	-	-	3,363
Other long-term liabilities	85	11	-	96
Total stockholders' deficit	(2,474)	410	(410)	(2,474)
Total liabilities and stockholders' deficit	$1,852	$846	$(876)	$1,822

Supplemental Condensed Consolidating Balance Sheet

	January 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(Restated)			(Restated)
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$309	$10	$-	$319
Merchandise inventories	571	255	-	826
Intercompany receivables	-	348	(348)	-
Other	109	17	-	126
Total current assets	989	630	(348)	$1,271
Property and equipment, net	234	67	-	301
Goodwill, net	95	-	-	95
Investment in subsidiaries	295	-	(295)	-
Other assets	112	1	-	113
Total assets	$1,725	$698	$(643)	$1,780

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$7	$266	$-	$273
Accrued liabilities and other	262	122	-	384
Current portion of long-term debt	1	-	-	1
Intercompany payable	348	-	(348)	-
Other	24	3	-	27
Total current liabilities	642	391	(348)	685
Long-term debt	3,667	-	-	3,667
Other long-term liabilities	70	12	-	82
Total stockholders' deficit	(2,654)	295	(295)	(2,654)
Total liabilities and stockholders' deficit	$1,725	$698	$(643)	$1,780

Schedule of Supplemental Condensed Consolidating Statement of Comprehensive Income

Supplemental Condensed Consolidating Statement of Comprehensive Income

	Quarter Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$883	$685	$(554)	$1,014
Cost of sales and occupancy expense	574	591	(554)	611
Gross profit	309	94	—	403
Selling, general, and administrative expense	240	38	—	278
Related party expenses	3	—	—	3
Store pre-opening costs	2	1	—	3
Operating income	64	55	—	119
Interest expense	60	—	—	60
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	—	—	—	—
Intercompany charges (income)	21	(21)	—	—
Equity in earnings of subsidiaries	76	—	(76)	—
Income before income taxes	56	76	(76)	56
Provision for income taxes	20	27	(27)	20
Net income	36	49	(49)	36
Comprehensive income	$36	$49	$(49)	$36

	Quarter Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$873	$635	$(512)	$996
Cost of sales and occupancy expense	561	545	(512)	594
Gross profit	312	90	—	402
Selling, general, and administrative expense	243	36	—	279
Related party expenses	3	—	—	3
Store pre-opening costs	1	1	—	2
Operating income	65	53	—	118
Interest expense	62	—	—	62
Loss on early extinguishment of debt	1	—	—	1
Other (income) and expense, net	1	3	—	4
Intercompany charges (income)	19	(19)	—	—
Equity in earnings of subsidiaries	69	—	(69)	—
Income before income taxes	51	69	(69)	51
Provision for income taxes	19	26	(26)	19
Net income	32	43	(43)	32

Other comprehensive income, net of tax:
Foreign currency translation adjustment	(1)	—	—	(1)
Comprehensive income	$31	$43	$(43)	$31

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,520	$1,756	$(1,392)	$2,884
Cost of sales and occupancy expense	1,624	1,498	(1,392)	1,730
Gross profit	896	258	—	1,154
Selling, general, and administrative expense	684	106	—	790
Related party expenses	10	—	—	10
Store pre-opening costs	4	1	—	5
Operating income	198	151	—	349
Interest expense	187	—	—	187
Loss on early extinguishment of debt	3	—	—	3
Other (income) and expense, net	(1)	—	—	(1)
Intercompany charges (income)	53	(53)	—	—
Equity in earnings of subsidiaries	204	—	(204)	—
Income before income taxes	160	204	(204)	160
Provision for income taxes	58	74	(74)	58
Net income	102	130	(130)	102
Comprehensive income	$102	$130	$(130)	$102

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)

Net sales	$2,454	$1,654	$(1,302)	$2,806
Cost of sales and occupancy expense	1,595	1,390	(1,302)	1,683
Gross profit	859	264	—	1,123
Selling, general, and administrative expense	673	101	—	774
Related party expenses	10	—	—	10
Store pre-opening costs	3	1	—	4
Operating income	173	162	—	335
Interest expense	188	—	—	188
Loss on early extinguishment of debt	16	—	—	16
Other (income) and expense, net	4	—	—	4
Intercompany charges (income)	52	(52)	—	—
Equity in earnings of subsidiaries	214	—	(214)	—
Income before income taxes	127	214	(214)	127
Provision for income taxes	48	80	(80)	48
Net income	79	134	(134)	79
Comprehensive income	$79	$134	$(134)	$79

Schedule of Supplemental Condensed Consolidating Statement of Cash Flows

Supplemental Condensed Consolidating Statement of Cash Flows

	Nine Months Ended October 27, 2012
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$(19)	$109	$(74)	$16

Investing activities:
Cash paid for property and equipment	(66)	(19)	—	(85)
Net cash used in investing activities	(66)	(19)	—	(85)

Financing activities:
Net repayments of long-term debt	(123)	—	—	(123)
Intercompany dividends	—	(74)	74	—
Other financing activities	(17)	(1)	—	(18)
Net cash used in financing activities	(140)	(75)	74	(141)

Decrease in cash and equivalents	(225)	15	—	(210)
Beginning cash and equivalents	363	8	—	371
Ending cash and equivalents	$138	$23	$—	$161

	Nine Months Ended October 29, 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating activities:
Net cash provided by operating activities	$79	$96	$(76)	$99

Investing activities:
Cash paid for property and equipment	(68)	(16)	—	(84)
Net cash used in investing activities	(68)	(16)	—	(84)

Financing activities:
Net repayments of long-term debt	(205)	—	—	(205)
Intercompany dividends	—	(76)	76	—
Other financing activities	(18)	—	—	(18)
Net cash used in financing activities	(223)	(76)	76	(223)

Decrease in cash and equivalents	(212)	4	—	(208)
Beginning cash and equivalents	309	10	—	319
Ending cash and equivalents	$97	$14	$—	$111

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2011
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$394	$234	$(215)	$413

Investing activities:
Cash paid for property and equipment	(88)	(21)	-	(109)
Net cash used in investing activities	(88)	(21)	-	(109)

Financing activities:
Net repayments of long-term debt	(227)	-	-	(227)
Intercompany dividends	-	(215)	215	-
Other financing activities	(25)	-	-	(25)
Net cash provided by financing activities	(252)	(215)	215	(252)

Increase in cash and equivalents	54	(2)	-	52
Beginning cash and equivalents	309	10	-	319
Ending cash and equivalents	$363	$8	$-	$371

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2010
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating Activities:
Net cash provided by operating activities	$426	$301	$(289)	$438

Investing Activities:
Cost of business acquisition	(2)	-	-	(2)
Cash paid for property and equipment	(69)	(12)	-	(81)
Net cash used in investing activities	(71)	(12)	-	(83)

Financing Activities:
Net repayments of long-term debt	(225)	-	-	(225)
Intercompany dividends	-	(289)	289	-
Other financing activities	(28)	-	-	(28)
Net cash used in financing activities	(253)	(289)	289	(253)

Increase in cash and equivalents	102	-	-	102
Beginning cash and equivalents	207	10	-	217
Ending cash and equivalents	$309	$10	$-	$319

Supplemental Condensed Consolidating Statement of Cash Flows

	Fiscal Year 2009
	Parent Company	Guarantor Subsidiaries	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$397	$525	$(517)	$405

Investing activities:
Cash paid for property and equipment	(38)	(5)	-	(43)
Net cash used in investing activities	(38)	(5)	-	(43)

Financing activities:
Net borrowings of long-term debt	(171)	-	-	(171)
Intercompany dividends	-	(517)	517	-
Other financing activities	(7)	-	-	(7)
Net cash used in financing activities	(178)	(517)	517	(178)

Increase in cash and equivalents	181	3	-	184
Beginning cash and equivalents	26	7	-	33
Ending cash and cash equivalents	$207	$10	$-	$217

Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012 week	Oct. 29, 2011 week	Oct. 27, 2012 week	Oct. 29, 2011 week	Jan. 28, 2012 item	Jan. 28, 2012 week	Jan. 29, 2011 item	Jan. 30, 2010 item
Summary of Significant Accounting Policies
Minimum number of weeks in a fiscal year			52
Maximum number of weeks in a fiscal year			53
Number of weeks in a fiscal year			53		52	52	52	52
Number of weeks in a fiscal quarter	13	13
Number of weeks in a fiscal half year			39	39

Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended	9 Months Ended			9 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	9 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Sep. 27, 2012 Senior secured term loan	Oct. 27, 2012 Senior secured term loan	Jan. 28, 2012 Senior secured term loan	Oct. 29, 2011 Senior secured term loan	Sep. 27, 2012 Senior notes	Oct. 27, 2012 Senior notes	Jan. 28, 2012 Senior notes	Oct. 29, 2011 Senior notes	Oct. 27, 2012 Senior notes Maximum	Oct. 27, 2012 Senior subordinated notes	Jan. 28, 2012 Senior subordinated notes	Oct. 29, 2011 Senior subordinated notes	Nov. 01, 2012 Subordinated discount notes	May 31, 2012 Subordinated discount notes	Oct. 27, 2012 Subordinated discount notes	Jan. 28, 2012 Subordinated discount notes	Oct. 29, 2011 Subordinated discount notes	Nov. 01, 2012 Asset-based revolving credit facility	Oct. 27, 2012 Asset-based revolving credit facility	Sep. 17, 2012 Asset-based revolving credit facility	Oct. 27, 2012 Asset-based revolving credit facility Base rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Prime rate of Wells Fargo Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Federal funds effective rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility LIBOR rate Base rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility LIBOR rate LIBOR rate borrowing	Oct. 27, 2012 Asset-based revolving credit facility Minimum	Oct. 27, 2012 Asset-based revolving credit facility Maximum
Debt
Total debt	$ 3,368	$ 3,511	$ 3,368	$ 3,511	$ 3,490	$ 3,668		$ 1,787	$ 1,996	$ 1,996		$ 1,008	$ 795	$ 795		$ 393	$ 393	$ 393			$ 180	$ 306	$ 327
Less current portion	180	135	180	135	127	1
Long-term debt	3,188	3,376	3,188	3,376	3,363	3,667
Interest rate (as a percent)											7.75%	7.75%				11.38%					13.00%
Loss on early extinguishment of debt	3	1	3	16	18	53	1												8
Aggregate principal amount of notes issued											200
Issue price as a percentage of face value (as a percent)											106.25%	106.25%
Effective interest rate (as a percent)											6.50%	6.50%
Period after the date of issuance to have the Exchange Offer Registration Statement declared effective (in days)											360 days	360 days
Increase in interest rate on Registration Default for a specified period (as a percent)												0.25%
Period for increase in interest rate												90 days
Redemption price of debt instrument as a percentage of the accreted value																				100.00%
Capitalized costs, net of write-offs, related to issuance of various debt instruments					133							4													4
Aggregate payment related to notes			127	148	170		209													127
Aggregate amount provided in commitments																									850
Period prior to maturity date of term loans for termination of credit facility																									45 days
Borrowing base amount																									650	650
Outstanding letters of credit																									61
Excess availability of borrowings																								373	589
Percentage of eligible credit card receivables and debit card receivables to determine borrowing base																									90.00%
Increase in interest rate on Registration Default per year (as a percent)															1.00%
Redemption price of amount equal to AHYDO amount as a percentage of principal																			100.00%
Redemption price of the remaining balance as a percentage of principal																			104.33%
Loss on redemption premium and issuance cost due to early extinguishment of debt																			11
Write off of Deferred Debt Issuance Cost							1												3						2
Percentage of appraised net orderly liquidation value of eligible inventory to determine borrowing base																									90.00%
Percentage of lesser of appraised net orderly liquidation value of inventory supported by eligible letters of credit and face amount of eligible letters of credit to determine borrowing base																									90.00%
Maximum borrowing capacity optional additional commitments																									200
Variable interest rate basis																											base rate	prime rate	federal funds effective rate	London Interbank Offered Rate	London Interbank Offered Rate
Margin added to reference rate (as a percent)																												0.75%	0.50%	1.00%	1.75%
Initial commitment fee on the unutilized commitments (as a percent)																									0.38%
Average daily excess availability as a percentage of total commitments for lower commitment fee on the unutilized commitments																									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is less than or equal to the specified percentage																									0.25%
Average daily excess availability as a percentage of total commitments for higher commitment fee on the unutilized commitments																									50.00%
Commitment fee on the unutilized commitments if average daily excess availability is greater than the specified percentage																									0.38%
Excess availability as a percentage of loan cap for repayment of outstanding loans																																	12.50%
Period of excess availability as a percentage of loan cap for repayment of outstanding loans																									5 days
Excess availability for repayment of outstanding loans																																	65
Excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio																																	10.00%
Excess availability for maintaining specified consolidated fixed charge coverage ratio																																	50
Excess availability as a percentage of loan cap for specified period for maintaining specified consolidated fixed charge coverage ratio																																10.00%
Excess availability for specified period for maintaining specified consolidated fixed charge coverage ratio																																50
Period of excess availability as a percentage of loan cap for maintaining specified consolidated fixed charge coverage ratio																									30 days
Consolidated fixed charge coverage ratio required to be maintained																																100.00%
Unamortized debt issuance costs to be amortized over the revised life																									7
Amount borrowed																								$ 216

Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Accumulated other comprehensive income, net of tax
Total, balance at the beginning of the period	$ 6	$ 6	$ 7	$ 7	$ 6	$ 5
Total, balance at the end of the period	$ 6	$ 6	$ 7	$ 7	$ 6	$ 5

Derivative Instruments (Details) (Interest Rate Cap, USD $)	3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Oct. 29, 2011	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012 Senior secured term loan	Jan. 28, 2012 Senior secured term loan
Derivative Instruments
Variable interest rate basis						three-month LIBOR	three-month LIBOR
Notional value						$ 2,000,000,000	$ 2,000,000,000
Fixed interest rate (as a percent)						7.00%
Fair value included in Other assets	2,000,000	2,000,000		6,000,000
Loss due to change in fair value	$ 1,000,000	$ 4,000,000	$ 5,000,000	$ 12,000,000	$ (10,000,000)

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012
Carrying Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	$ 1,787	$ 1,996
Carrying Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,008	795
Carrying Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	393	393
Carrying Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	180	306
Fair Value | Senior secured term loan
Fair Value Measurements
Long-term loans and notes	1,799	1,994
Fair Value | Senior notes
Fair Value Measurements
Long-term loans and notes	1,080	838
Fair Value | Senior subordinated notes
Fair Value Measurements
Long-term loans and notes	411	418
Fair Value | Subordinated discount notes
Fair Value Measurements
Long-term loans and notes	$ 188	$ 328

Income Taxes (Details)	3 Months Ended		9 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011
Income Taxes (Restated)
Effective tax rate (as a percent)	35.70%	37.20%	36.30%	37.80%
Estimated annualized effective tax rate (as a percent)			37.10%

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Apr. 30, 2012 Consumer Class Action Claims Pricing and Promotion Maximum	Jun. 30, 2012 Consumer Class Action Claims Website Tracking and Coding Maximum
Commitments and Contingencies
Damages, penalties and fees sought by plaintiff			$ 5	$ 5
Aggregate estimate of possible loss	$ 15	$ 13

Segments and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012 segment	Oct. 29, 2011	Jan. 28, 2012 item	Jan. 29, 2011	Jan. 30, 2010
Segments and Geographic Information
Number of reportable segments			1		1
Sales and assets by country
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Total Assets	1,901	1,780	1,901	1,780	1,822	1,780	1,722
United States
Sales and assets by country
Net sales	915	906	2,617	2,551	3,825	3,673	3,572
Total Assets	1,761	1,670	1,761	1,670	1,713	1,699	1,647
Canada
Sales and assets by country
Net sales	99	90	267	255	385	358	316
Total Assets	$ 140	$ 110	$ 140	$ 110	$ 109	$ 81	$ 75

Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Segment and Geographic Information
Net income	$ 36	$ 32	$ 102	$ 79	$ 176	$ 103	$ 103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
Reporting segment
Segment and Geographic Information
Net income	36	32	102	79	176	103	103
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Provision for income taxes	20	19	58	48	112	46	54
Depreciation and amortization	25	25	71	75	101	103	116
EBITDA (excluding loss on early extinguishment of debt)	$ 144	$ 139	$ 421	$ 406	$ 661	$ 581	$ 530

Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Related Party Transactions
Expenses recognized	$ 3	$ 3	$ 10	$ 10	$ 13	$ 14	$ 14
Long-term debt held	3,368	3,511	3,368	3,511	3,490	3,668
Senior secured term loan
Related Party Transactions
Long-term debt held	1,787	1,996	1,787	1,996	1,996
The Sponsors
Related Party Transactions
Annual management fees			12		12
Bain Capital Partners, LLC | Printing of circular advertisement services received from an external vendor
Related Party Transactions
Expenses recognized				6	6	39	39
Bain Capital Partners, LLC | Print procurement services received from an external vendor
Related Party Transactions
Expenses recognized	1	1	3	3	5
The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held					56
The Blackstone Group | Store inventory counting services received from an external vendor
Related Party Transactions
Expenses recognized	2	2	6	6	6	6	7
The Blackstone Group | Candy-type items in stores received from an external vendor
Related Party Transactions
Expenses recognized	5	4	16	13	20	19	18
The Blackstone Group | Lease services of certain properties from a vendor
Related Party Transactions
Expenses recognized	1	1	3	2	3
The Blackstone Group | Hospitality Services
Related Party Transactions
Expenses recognized	1	1	1	1	1	1
Highfields Capital Management LP
Related Party Transactions
Annual management fees			1		1
Officers no longer with the company
Related Party Transactions
Number of shares repurchased	9,333	17,333	14,667	192,001	192,001
Current directors (other than Jill A. Greenthal) | The Blackstone Group | Senior secured term loan
Related Party Transactions
Long-term debt held	$ 51		$ 51

Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Current liabilities:
Accounts payable	$ 374	$ 301	$ 348	$ 273
Accrued liabilities and other	424	389	405	384
Current portion of long-term debt	180	127	135	1
Other	9	20	5	27
Total current liabilities	987	837	893	685
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	97	96	83	82
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)	(2,766)	(2,878)
Total liabilities and stockholders' deficit	1,901	1,822	1,780	1,780
Current assets:
Cash and equivalents	161	371	111	319	217	33
Merchandise inventories	1,076	840	1,019	826
Other	150	123	144	126
Total current assets	1,387	1,334	1,274	1,271
Property and equipment, net	344	312	316	301
Goodwill	95	95	95	95
Other assets	75	81	95	113
Total assets	1,901	1,822	1,780	1,780	1,722
Parent Company
Current liabilities:
Accounts payable	23	9	9	7
Accrued liabilities and other	295	257	280	262
Current portion of long-term debt	180	127	135	1
Intercompany payable	634	466	512	348
Other	8	19	5	24
Total current liabilities	1,140	878	941	642
Long-term debt	3,188	3,363	3,376	3,667
Other long-term liabilities	85	85	71	70
Total stockholders' deficit	(2,371)	(2,474)	(2,572)	(2,654)
Total liabilities and stockholders' deficit	2,042	1,852	1,816	1,725
Current assets:
Cash and equivalents	138	363	97	309	207	26
Merchandise inventories	717	554	677	571
Other	120	103	121	109
Total current assets	975	1,020	895	989
Property and equipment, net	277	249	251	234
Goodwill	95	95	95	95
Investment in subsidiaries	623	410	481	295
Other assets	72	78	94	112
Total assets	2,042	1,852	1,816	1,725
Guarantor Subsidiaries
Current liabilities:
Accounts payable	351	292	339	266
Accrued liabilities and other	129	132	125	122
Other	1	1		3
Total current liabilities	481	425	464	391
Other long-term liabilities	12	11	12	12
Total stockholders' deficit	623	410	481	295
Total liabilities and stockholders' deficit	1,116	846	957	698
Percentage of equity ownership owned	100.00%	100.00%
Current assets:
Cash and equivalents	23	8	14	10	10	7
Merchandise inventories	359	286	342	255
Intercompany receivables	634	466	512	348
Other	30	20	23	17
Total current assets	1,046	780	891	630
Property and equipment, net	67	63	65	67
Other assets	3	3	1	1
Total assets	1,116	846	957	698
Eliminations
Current liabilities:
Intercompany payable	(634)	(466)	(512)	(348)
Total current liabilities	(634)	(466)	(512)	(348)
Total stockholders' deficit	(623)	(410)	(481)	(295)
Total liabilities and stockholders' deficit	(1,257)	(876)	(993)	(643)
Current assets:
Intercompany receivables	(634)	(466)	(512)	(348)
Total current assets	(634)	(466)	(512)	(348)
Investment in subsidiaries	(623)	(410)	(481)	(295)
Total assets	$ (1,257)	$ (876)	$ (993)	$ (643)

Condensed Consolidating Financial Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
Cost of sales and occupancy expense	611	594	1,730	1,683	2,526	2,467	2,423
Gross profit	403	402	1,154	1,123	1,684	1,564	1,465
Selling, general, and administrative expense	278	279	790	774	1,098	1,059	1,052
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	3	2	5	4	4	3	2
Operating income	119	118	349	335	569	488	397
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		4	(1)	4	9	10	(17)
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Other comprehensive income, net of tax:
Foreign currency translation adjustment		(1)			(1)	1	5
Total comprehensive income	36	31	102	79	175	104	104
Parent Company
Net sales	883	873	2,520	2,454	3,684	3,530	3,428
Cost of sales and occupancy expense	574	561	1,624	1,595	2,390	2,341	2,350
Gross profit	309	312	896	859	1,294	1,189	1,078
Selling, general, and administrative expense	240	243	684	673	953	919	916
Related party expenses	3	3	10	10	13	14	14
Store pre-opening costs	2	1	4	3	3	3	2
Operating income	64	65	198	173	325	253	146
Interest expense	60	62	187	188	254	276	257
Loss on early extinguishment of debt	3	1	3	16	18	53
Other (income) and expense, net		1	(1)	4	5	12	(11)
Intercompany charges (income)	21	19	53	52	73	73	73
Equity in earnings of subsidiaries	76	69	204	214	313	310	330
Income before income taxes	56	51	160	127	288	149	157
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Other comprehensive income, net of tax:
Foreign currency translation adjustment		(1)
Total comprehensive income	36	31	102	79
Guarantor Subsidiaries
Net sales	685	635	1,756	1,654	2,369	2,294	2,233
Cost of sales and occupancy expense	591	545	1,498	1,390	1,979	1,919	1,846
Gross profit	94	90	258	264	390	375	387
Selling, general, and administrative expense	38	36	106	101	145	140	136
Store pre-opening costs	1	1	1	1	1
Operating income	55	53	151	162	244	235	251
Other (income) and expense, net		3			4	(2)	(6)
Intercompany charges (income)	(21)	(19)	(53)	(52)	(73)	(73)	(73)
Income before income taxes	76	69	204	214	313	310	330
Provision for income taxes	27	26	74	80	121	107	105
Net income	49	43	130	134	192	203	225
Other comprehensive income, net of tax:
Total comprehensive income	49	43	130	134
Eliminations
Net sales	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Cost of sales and occupancy expense	(554)	(512)	(1,392)	(1,302)	(1,843)	(1,793)	(1,773)
Equity in earnings of subsidiaries	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Income before income taxes	(76)	(69)	(204)	(214)	(313)	(310)	(330)
Provision for income taxes	(27)	(26)	(74)	(80)	(121)	(107)	(105)
Net income	(49)	(43)	(130)	(134)	(192)	(203)	(225)
Other comprehensive income, net of tax:
Total comprehensive income	$ (49)	$ (43)	$ (130)	$ (134)

Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating activities:
Net cash provided by operating activities	$ 16	$ 99	$ 413	$ 438	$ 405
Investing activities:
Cash paid for property and equipment	(85)	(84)	(109)	(81)	(43)
Net cash used in investing activities	(85)	(84)	(109)	(83)	(43)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(18)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(141)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(210)	(208)	52	102	184
Cash and equivalents at beginning of period	371	319	319	217	33
Cash and equivalents at end of period	161	111	371	319	217
Parent Company
Operating activities:
Net cash provided by operating activities	(19)	79	394	426	397
Investing activities:
Cash paid for property and equipment	(66)	(68)	(88)	(69)	(38)
Net cash used in investing activities	(66)	(68)	(88)	(71)	(38)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(17)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(140)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(225)	(212)	54	102	181
Cash and equivalents at beginning of period	363	309	309	207	26
Cash and equivalents at end of period	138	97	363	309	207
Guarantor Subsidiaries
Operating activities:
Net cash provided by operating activities	109	96	234	301	525
Investing activities:
Cash paid for property and equipment	(19)	(16)	(21)	(12)	(5)
Net cash used in investing activities	(19)	(16)	(21)	(12)	(5)
Financing activities:
Intercompany dividends	(74)	(76)	(215)	(289)	(517)
Other financing activities	(1)
Net cash used in financing activities	(75)	(76)	(215)	(289)	(517)
Net increase in cash and equivalents	15	4	(2)		3
Cash and equivalents at beginning of period	8	10	10	10	7
Cash and equivalents at end of period	23	14	8	10	10
Eliminations
Operating activities:
Net cash provided by operating activities	(74)	(76)	(215)	(289)	(517)
Financing activities:
Intercompany dividends	74	76	215	289	517
Net cash used in financing activities	$ 74	$ 76	$ 215	$ 289	$ 517